                      File Numbers: 333-91784 and 811-04294

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      Post-effective Amendment Number  36


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                      Post-effective Amendment Number 244



                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)

                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

                           Gary R. Christensen, Esq.


                Senior Vice President, Secretary and General Counsel


                        Minnesota Life Insurance Company
                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]  immediately upon filing pursuant to paragraph (b)


[_]  on (date) pursuant to paragraph (b) of Rule 485


[_]  60 days after filing pursuant to paragraph (a)(i)


[X]  on May 1, 2015 pursuant to paragraph (a)(i)


[_]  75 days after filing pursuant to paragraph (a)(ii)
[_]  on (date) pursuant to paragraph (a)(ii) of Rule 485.
If   appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED
   Variable Annuity Contracts

MULTIOPTION ADVISOR
VARIABLE ANNUITY CONTRACT
MINNESOTA LIFE INSURANCE COMPANY

[LOGO] MINNESOTA LIFE

400 ROBERT STREET NORTH . ST. PAUL, MINNESOTA 55101-2098
 . TELEPHONE: 1-800-362-3141 . HTTP://WWW.SECURIAN.COM

    This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. The MultiOption Advisor B, C, and L Class Contracts are no longer available to new sales. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.
    This contract is NOT:
   . a bank deposit or obligation
   . federally insured
   . endorsed by any bank or government agency
    You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

THE VARIABLE ANNUITY ACCOUNT INVESTS IN THE FOLLOWING FUND PORTFOLIOS:

[LOGO] Advantus/(R)/ CAPITAL MANAGEMENT

SECURIAN FUNDS TRUST
..SFT ADVANTUS BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 400 MID-CAP FUND -- CLASS 2 SHARES
..SFT ADVANTUS INDEX 500 FUND -- CLASS 2 SHARES
..SFT ADVANTUS INTERNATIONAL BOND FUND -- CLASS 2 SHARES
..SFT ADVANTUS MANAGED VOLATILITY FUND
..SFT ADVANTUS MONEY MARKET FUND
..SFT ADVANTUS MORTGAGE SECURITIES FUND -- CLASS 2 SHARES
..SFT ADVANTUS REAL ESTATE SECURITIES FUND -- CLASS 2 SHARES
..SFT IVY(R) GROWTH FUND*
..SFT IVY(R) SMALL CAP GROWTH FUND*
..SFT PYRAMIS(R) CORE EQUITY FUND -- CLASS 2 SHARES
..SFT T. ROWE PRICE VALUE FUND
*'Ivy' is the registered service mark of Ivy Funds Distributor, Inc., an affiliate of the Waddell & Reed Investment Management Company, the fund's subadvisor.


[LOGO]        AB
      ALLIANCE BERNSTEIN
         Investments

AB VARIABLE PRODUCTS SERIES FUND, INC.

..DYNAMIC ASSET ALLOCATION PORTFOLIO -- CLASS B SHARES
..INTERNATIONAL VALUE PORTFOLIO -- CLASS B SHARES

[LOGO] American Century
       Investments/R/

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
..VP INCOME & GROWTH FUND -- CLASS II SHARES

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
..VP INFLATION PROTECTION FUND -- CLASS II SHARES

[LOGO]

AMERICAN FUNDS INSURANCE SERIES(R)
..GLOBAL BOND FUND/SM/ -- CLASS 2 SHARES
..GLOBAL GROWTH FUND/SM/ -- CLASS 2 SHARES
..GLOBAL SMALL CAPITALIZATION FUND/SM/ -- CLASS 2 SHARES
..GROWTH FUND/SM/ -- CLASS 2 SHARES
..GROWTH-INCOME FUND/SM/ -- CLASS 2 SHARES
..INTERNATIONAL FUND/SM/ -- CLASS 2 SHARES
..NEW WORLD FUND(R) -- CLASS 2 SHARES
..U.S. GOVERNMENT/AAA-RATED SECURITIES FUND/SM/ -- CLASS 2 SHARES


[LOGO]

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
..CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO -- CLASS II SHARES


[LOGO] Fidelity/(R)/
       INVESTMENTS

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
..EQUITY-INCOME PORTFOLIO -- SERVICE CLASS 2 SHARES
..MID CAP PORTFOLIO -- SERVICE CLASS 2 SHARES

[LOGO](R) FRANKLIN TEMPLETON
             INVESTMENTS



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
..FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 2 SHARES
..FRANKLIN SMALL-MID CAP GROWTH VIP FUND -- CLASS 2 SHARES
..FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 2 SHARES
..TEMPLETON DEVELOPING MARKETS VIP FUND -- CLASS 2 SHARES

[LOGO] Goldman Sachs Asset Management

GOLDMAN SACHS VARIABLE INSURANCE TRUST

..GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES

..GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND -- SERVICE SHARES

[LOGO] i.b.botson.
       ETF allocation
           series.....

ALPS VARIABLE INVESTMENT TRUST
..IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* ..IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES*
..IBBOTSON INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO -- CLASS II SHARES* *THESE PORTFOLIOS ARE STRUCTURED AS FUND OF FUNDS THAT INVEST DIRECTLY IN
 SHARES OF UNDERLYING FUNDS. SEE THE SECTION ENTITLED "AN OVERVIEW OF CONTRACT FEATURES -- THE PORTFOLIOS" FOR ADDITIONAL INFORMATION.

[LOGO] Invesco



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
..INVESCO V.I. AMERICAN VALUE FUND -- SERIES II SHARES
..INVESCO V.I. COMSTOCK FUND -- SERIES II SHARES
..INVESCO V.I. EQUITY AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. GROWTH AND INCOME FUND -- SERIES II SHARES
..INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II SHARES

[LOGO] IVY FUNDS
Variable Insurance Portfolios



IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
..IVY FUNDS VIP ASSET STRATEGY
..IVY FUNDS VIP BALANCED
..IVY FUNDS VIP CORE EQUITY

..IVY FUNDS VIP GLOBAL GROWTH

..IVY FUNDS VIP GLOBAL NATURAL RESOURCES
..IVY FUNDS VIP HIGH INCOME
..IVY FUNDS VIP INTERNATIONAL CORE EQUITY


..IVY FUNDS VIP MICRO CAP GROWTH
..IVY FUNDS VIP MID CAP GROWTH
..IVY FUNDS VIP SCIENCE AND TECHNOLOGY
..IVY FUNDS VIP SMALL CAP VALUE
..IVY FUNDS VIP VALUE
..IVY FUNDS VIP PATHFINDER MODERATELY AGGRESSIVE -- MANAGED VOLATILITY ..IVY FUNDS VIP PATHFINDER MODERATE -- MANAGED VOLATILITY
..IVY FUNDS VIP PATHFINDER MODERATELY CONSERVATIVE -- MANAGED VOLATILITY

[LOGO] JANUS

JANUS ASPEN SERIES
..BALANCED PORTFOLIO -- SERVICE SHARES

..FLEXIBLE BOND PORTFOLIO -- SERVICE SHARES

..FORTY PORTFOLIO -- SERVICE SHARES
..OVERSEAS PORTFOLIO -- SERVICE SHARES
..PERKINS MID CAP VALUE PORTFOLIO -- SERVICE SHARES

[LOGO] MFS/(SM)/




MFS(R) VARIABLE INSURANCE TRUST

..MID CAP GROWTH SERIES -- SERVICE CLASS

MFS(R) VARIABLE INSURANCE TRUST II
..MFS(R) VIT II INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS


[LOGO]

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
..MORGAN STANLEY UIF EMERGING MARKETS EQUITY PORTFOLIO -- CLASS II SHARES

[LOGO] NEUBERGER BERMAN



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
..NEUBERGER BERMAN AMT SOCIALLY RESPONSIVE PORTFOLIO -- S CLASS SHARES

[LOGO]

OPPENHEIMER VARIABLE ACCOUNT FUNDS
..MAIN STREET SMALL CAP FUND(R)/VA -- SERVICE SHARES
..OPPENHEIMER INTERNATIONAL GROWTH FUND/VA -- SERVICE SHARES

[LOGO] Pimco

PIMCO VARIABLE INSURANCE TRUST
..PIMCO VIT GLOBAL DIVERSIFIED ALLOCATION PORTFOLIO -- ADVISOR CLASS SHARES ..PIMCO VIT LOW DURATION PORTFOLIO -- ADVISOR CLASS SHARES
..PIMCO VIT TOTAL RETURN PORTFOLIO -- ADVISOR CLASS SHARES

[LOGO] Putnam Investments

PUTNAM VARIABLE TRUST
..PUTNAM VT EQUITY INCOME FUND -- CLASS IB SHARES
..PUTNAM VT GROWTH AND INCOME FUND -- CLASS IB SHARES
..PUTNAM VT INTERNATIONAL EQUITY FUND -- CLASS IB SHARES
..PUTNAM VT MULTI-CAP GROWTH FUND -- CLASS IB SHARES
..PUTNAM VT VOYAGER FUND -- CLASS IB SHARES

[LOGO] TOPS/TM/
TOPS-THE OPTIMIZED PORTFOLIO SYSTEM/TM/

NORTHERN LIGHTS VARIABLE TRUST
..TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK FLEX ETF PORTFOLIO
..TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
..TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 2 SHARES
Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s)
("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling:
1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION IS:
MAY 1, 2015.

                               TABLE OF CONTENTS

             SPECIAL TERMS....................................  1
             HOW TO CONTACT US................................  3
             AN OVERVIEW OF CONTRACT FEATURES.................  4
             CONTRACT CHARGES AND EXPENSES.................... 13
             CONDENSED FINANCIAL INFORMATION AND
              FINANCIAL STATEMENTS............................ 19
             DESCRIPTION OF THE CONTRACT...................... 26
               Right of Cancellation or "Free Look"........... 26
               1035 Exchanges or Replacements................. 26
               Purchase Payments.............................. 26
               Automatic Purchase Plan........................ 27
               Purchase Payment Allocation Options............ 27
               Focused Portfolio Strategies or Models......... 27
               CustomChoice Allocation Option................. 28
               Transfers...................................... 32
               Market Timing and Disruptive Trading........... 33
               Systematic Transfer Arrangements............... 34
                  Automatic Portfolio Rebalancing............. 34
                  Dollar Cost Averaging....................... 35
               Purchase Payments and Value of the Contract.... 35
                  Crediting Accumulation Units................ 35
                  Value of the Contract....................... 36
                  Accumulation Unit Value..................... 36
               Net Investment Factor for Each Valuation
                Period........................................ 36
               Redemptions, Withdrawals and Surrender......... 37
               Modification and Termination of the Contract... 37
               Assignment..................................... 38
               Deferment of Payment........................... 38
               Confirmation Statements and Reports............ 38
             CONTRACT CHARGES AND FEES........................ 39
               Deferred Sales Charge.......................... 39
               Nursing Home or Terminal Illness Waiver........ 40
               Unemployment Waiver............................ 41
               Mortality and Expense Risk Charge.............. 41
               Administrative Charge.......................... 42
               Annual Maintenance Fee......................... 42
               Optional Contract Rider Charges................ 42
               Premium Taxes.................................. 46
               Transfer Charges............................... 46
               Market Value Adjustment........................ 46
               Underlying Portfolio Charges................... 46
             ANNUITIZATION BENEFITS AND OPTIONS............... 47
               Annuity Payments............................... 47
               Electing the Retirement Date and Annuity
                Option........................................ 47
               Annuity Options................................ 48
               Calculation of Your First Annuity Payment...... 49
               Amount of Subsequent Variable Annuity
                Payments...................................... 50
               Value of the Annuity Unit...................... 50
               Transfers after you have Annuitized
                your Contract................................. 50
             DEATH BENEFITS................................... 51
               Before Annuity Payments Begin.................. 51
               Optional Death Benefits........................ 52
                  Highest Anniversary Value Death Benefit
                   Option..................................... 53
                  5% Death Benefit Increase Option............ 54
                  Premier Death Benefit Option................ 56
                  Estate Enhancement Benefit (EEB) Option..... 57
               Death Benefits After Annuity Payments Begin.... 59
               Abandoned Property Requirements................ 59


             OTHER CONTRACT OPTIONS (LIVING BENEFITS).........  59
               Guaranteed Minimum Income Benefit (GMIB)
                Option........................................  60
               Encore Lifetime Income-Single (Encore-Single)
                Option........................................  68
               Encore Lifetime Income-Joint (Encore-Joint)
                Option........................................  76
               Ovation Lifetime Income II -- Single (Ovation
                II -- Single).................................  84
               Ovation Lifetime Income II -- Joint (Ovation
                II -- Joint)..................................  92
               Ovation Lifetime Income -- Single (Ovation --
                Single)....................................... 100
               Ovation Lifetime Income -- Joint (Ovation --
                Joint)........................................ 109
               Guaranteed Income Provider Benefit (GIPB)
                Option........................................ 117
               Guaranteed Minimum Withdrawal Benefit
                (GMWB) Option................................. 120
               Guaranteed Lifetime Withdrawal Benefit
                (GLWB) Option................................. 125
               Guaranteed Lifetime Withdrawal
                Benefit II-Single (GLWB II-Single) Option..... 130
               Guaranteed Lifetime Withdrawal
                Benefit II-Joint (GLWB II-Joint) Option....... 137
             GENERAL INFORMATION.............................. 144
               The Company -- Minnesota Life Insurance
                Company....................................... 144
               The Separate Account -- Variable Annuity
                Account....................................... 144
               Changes to the Separate Account -- Additions,
                Deletions or Substitutions.................... 145
               Compensation Paid for the Sale of Contracts.... 146
               Payments Made by Underlying Mutual
                Funds......................................... 148
               The General Account and the Guaranteed Term
                Account....................................... 148
             VOTING RIGHTS.................................... 151
             FEDERAL TAX STATUS............................... 151
             PERFORMANCE DATA................................. 159
             STATEMENT OF ADDITIONAL INFORMATION.............. 159
             APPENDIX A -- Condensed Financial
              Information and Financial Statements............ A-1
             APPENDIX B -- Illustration of Annuity Values..... B-1
               Illustration of Variable Annuity Income........ B-1
               Illustration of Market Value Adjustment........ B-2
             APPENDIX C -- Types of Qualified Plans........... C-1
             APPENDIX D -- Examples of the Guaranteed
              Minimum Withdrawal Benefit Option............... D-1
             APPENDIX E -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit Option.............. E-1
             APPENDIX F -- Examples of the Guaranteed
              Lifetime Withdrawal Benefit II -- Single and
              Joint Options................................... F-1
             APPENDIX G -- Examples of the Guaranteed
              Minimum Income Benefit Option................... G-1
             APPENDIX H -- Examples of the Encore Lifetime
              Income Single and Joint Options................. H-1
             APPENDIX I -- Examples of the Ovation Lifetime
              Income Single and Joint Options................. I-1
             APPENDIX J -- Examples of the Ovation Lifetime
              Income II Single and Joint Options.............. J-1

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THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.
--------------------------------------------------------------------------------

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

ANNUITANT:  the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

ASSUMED INVESTMENT RETURN: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

ANNUITY COMMENCEMENT DATE: the date on which annuity payments are elected to begin. This may be the maturity date or a date you select prior to the maturity date.

CODE:  the Internal Revenue Code of 1986, as amended.

COMMUTED VALUE:   the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

CONTRACT ANNIVERSARY: the same day and month as the contract date for each succeeding year of this contract.

CONTRACT DATE: the effective date of this contract. It is also the date from which we determine contract anniversaries and contract years.


CONTRACT OWNER: the owner of the contract, which could be a natural person(s), or by a corporation, trust, or custodial account that holds the contract as agent for the sole benefit of a natural person(s). The owner has all rights under this contract.


CONTRACT VALUE: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

GENERAL ACCOUNT: all of our assets other than those held in our other separate accounts.

GUARANTEE PERIOD: a period of one or more years, for which the current interest rate is guaranteed. Allocation to a particular guarantee period is an allocation to the guaranteed term account.

GUARANTEED TERM ACCOUNT: a non-unitized separate account providing guarantee periods of different lengths. Purchase payments or transfers may be allocated to one or more of the available guarantee periods within the guaranteed term account. Amounts allocated are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

MARKET VALUE ADJUSTMENT ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

MATURITY DATE: the date this contract matures. The maturity date will be the first of the month following the later of: (a) the Annuitant's 85/th/ birthday; or (b) ten years after the contract date, unless otherwise agreed to by us.

NET INVESTMENT FACTOR: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

PORTFOLIO(S), FUND(S): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub- account of the variable annuity account invests in a different portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

PURCHASE PAYMENTS: amounts paid to us under your contract in consideration of the benefits provided.

SEPARATE ACCOUNT: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

SUB-ACCOUNT: a division of the variable annuity account. Each sub-account invests in a different portfolio.

VALUATION DATE OR VALUATION DAYS:  each date on which a portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

WE, OUR, US:  Minnesota Life Insurance Company.

YOU, YOUR:  the contract owner.

HOW TO CONTACT US

We make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

Visit our eService Center 24 hours a day, 7 days a week at www.securian.com. Our eService Center offers the following (when applicable):

                                    [GRAPHIC]  .  Account values
                                               .  Variable investment performance
                                               .  Interest rates (when applicable)
                                               .  Service forms
                                               .  Beneficiary information
                                               .  Transactions tools to allow transfers
                                               .  Contribution and transaction history

ANNUITY SERVICE LINE

                                    [GRAPHIC]  .  Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available
                                                  Monday through Friday from 7:30 a.m. to 4:30 p.m.
                                                  Central Time during normal business days.

BY MAIL

                                    [GRAPHIC]  .  Purchase Payments, service requests, and inquiries sent by regular mail should be sent to:
                                                   Minnesota Life
                                                   Annuity Services
                                                   P.O. Box 64628
                                                   St. Paul, MN 55164-0628
                                               .  All overnight express mail should be sent to:
                                                   Annuity Services A3-9999
                                                   400 Robert Street North
                                                   St. Paul, MN 55101-2098

    .  To receive a current copy of the MultiOption(R) Advisor Variable
       Annuity Statement of Additional Information (SAI) without charge, call
       1-800- 362-3141, or complete and detach the following and send it to:
        Minnesota Life Insurance Company
        Annuity Services
        P.O. Box 64628
        St. Paul, MN 55164-0628

                          Name ____________
                          Address _________
                          City  State  Zip

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis. Guarantees provided by the insurance company as to the benefits promised in the annuity contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

This Prospectus describes three different contracts, which are referred to as "classes". There are generally 3 classes available: B Class, C Class and L Class. The primary differences are the deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free Look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist and a particular contract class may not be available in every state. In addition, we may offer other variable annuity contracts which could be more or less expensive, or have different benefits from these contracts. See your registered representative for more information and to help determine if this product is right for you.

PURCHASE PAYMENTS:*

    Initial Minimum                 B Class $10,000
                                            $2,000 for IRAs and qualified plans
                                    C Class $25,000 for all contract and plan types
                                    L Class $25,000 for all contract and plan types

    Subsequent payment minimum              $500
    (B, C and L Class)                      ($100 for automatic payment plans)

   * Please note: If you intend to use this contract as part of a qualified retirement plan or IRA, the qualified plan or IRA may have contribution minimums which are different that those that apply to this contract. In addition, you will receive no additional benefit from the tax deferral feature of the annuity since the retirement plan or IRA is already tax deferred. You should consult your tax advisor to ensure that you meet all of the requirements and limitations, and to be sure this contract is appropriate to your situation.

INVESTMENT OPTIONS:

      FixedAccount             Minnesota Life General Account

      GuaranteedTerm Account   3 year guarantee period*

                               5 year guarantee period*

                               7 year guarantee period*

                               10 year guarantee period*

      VariableAnnuity Account
                               See the list of portfolios on the cover page

   * Subject to market value adjustment on early withdrawal -- see "General Information Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

                        Minimum withdrawal amount      $250

   (Withdrawals and surrenders may be subject to deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the deferred sales charge ("DSC") is waived on withdrawal or surrender. The following DSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

  .  Nursing Home Waiver

  .  Terminal Illness Waiver

  .  Unemployment Waiver

C Class has no DSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The DSC is also waived at death and upon annuitization.

DEATH BENEFIT AND OPTIONAL DEATH BENEFITS

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5%
DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION.

In addition, you may also elect the ESTATE ENHANCEMENT BENEFIT (EEB) OPTION. This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract. Please see "Death Benefits -- Estate Enhancement Benefit (EEB) Option" for complete details.

In order to elect one or more of these optional death benefits you must be less than 76 years old and you may only elect to purchase an optional death benefit when the contract is issued. Once you elect an option it may not be cancelled or terminated. Each of the optional choices has a specific charge associated with it.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER OPTIONAL RIDERS

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Certain other contract options may be available to you for an additional charge. These are sometimes referred to as "living benefits". Only one living benefit may be elected on a contract. When you elect a living benefit rider (except for the Guaranteed Income Provider Benefit) your investment choices will be limited and you must allocate your entire contract value to an asset allocation plan or model approved by us. Purchase payment amounts after your initial purchase payment may also be limited. Each contract option may or may not be beneficial to you depending on your specific circumstances and how you intend to use your contract. For example, if you take withdrawals in excess of the annual guaranteed amount(s) it may adversely effect the benefit of the contract option. These descriptions are brief overviews of the optional riders. Please refer to the section entitled "Other Contract Options" later in the prospectus for a complete description of each rider, its benefits and, its limitations and restrictions. Each rider also has a charge that applies to it. The charges are discussed in the section titled "Optional Contract Rider Charges".

GUARANTEED MINIMUM INCOME BENEFIT (GMIB)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed annuity benefit, when elected on certain benefit dates, to protect against negative investment performance you may experience during your contract's accumulation period. If you do not annuitize your contract, you will not utilize the guaranteed fixed annuity benefit this option provides. If you do not intend to annuitize, this option may not be appropriate for you. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base is greater than the contract value. Once you elect this option it cannot be canceled. This rider does not guarantee an investment return in your contract or a minimum contract value. WITHDRAWALS FROM YOUR CONTRACT WILL REDUCE THE BENEFIT YOU RECEIVE IF YOU ANNUITIZE UNDER THIS RIDER AND THERE ARE LIMITATIONS ON HOW YOUR CONTRACT VALUE MAY BE ALLOCATED IF YOU PURCHASE THIS RIDER. IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE, ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT. IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THIS RIDER MAY NOT BE APPROPRIATE. SEE THE SECTION OF THIS PROSPECTUS ENTITLED 'OTHER CONTRACT OPTIONS (LIVING BENEFITS)' FOR A COMPLETE DESCRIPTION OF THE GMIB RIDER.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Single rider.

This rider differs, in part, from the GLWB rider in that the Encore-Single benefit base, on which the GAI is based, has the potential to increase annually; while the GLWB provides the potential for the GAI to increase every 3 years.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value, if the contract value is greater than zero, or in the form of annuity payments. In each contract year, beginning on the later of the rider issue date or the contract anniversary following the 59th birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4% to 6% of the benefit base. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Encore-Joint rider.

This rider differs, in part, from the GLWB rider in that GLWB does not offer a "joint" version of the rider and the Encore-Joint benefit base, on which the GAI is based, has the potential to increase annually as opposed to the GAI under GLWB which has the potential to increase every 3 years.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation II -- Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation II -- Single rider does not provide any benefit at death.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT)

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.0% to 6.0% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES (INCLUDING TERMINATING THE 200% BENEFIT BASE GUARANTEE) AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation II -- Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation II -- Joint rider has a lower current charge and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation II -- Joint rider does not provide any benefit at death and has a higher maximum charge than the Encore-Joint rider.

This rider differs, in part, from the GMIB rider in that the Ovation II -- Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation II -- Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation II -- Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- SINGLE (OVATION -- SINGLE)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This contract option is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the oldest owner (or annuitant in the case of a non-natural owner) (the "benefit date"), you may elect to receive an amount up to the Guaranteed Annual Income
(GAI) until the contract owner's death (or in the case of joint owners, until the first death). The GAI amount is based on the age of the oldest contract owner and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Single rider.

This rider differs, in part, from the Encore-Single rider in that the Ovation-Single rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals. However, the Encore-Single rider may provide for the return of any remaining benefit base in the event of death, while the Ovation-Single rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Single rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Single. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Single rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

OVATION LIFETIME INCOME -- JOINT (OVATION -- JOINT)

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest "Designated Life" and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero and will be pursuant to the automatic payment phase if the contract value falls to zero. In each contract year, beginning on the later of the rider effective date or the contract anniversary following the 59/th/ birthday of the youngest Designated Life (the "benefit date") you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The GAI amount is based on the age of the youngest Designated Life and ranges from 4.5% to 6.5% of the benefit base. Once you elect this rider it cannot be cancelled. SINCE THE BENEFITS OF THIS RIDER ARE ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE OR IN EXCESS OF THE GAI REDUCE THE BENEFITS THIS RIDER PROVIDES AND MAY PREMATURELY TERMINATE THE CONTRACT AND THE RIDER. THIS RIDER DOES NOT GUARANTEE ANY INVESTMENT RETURN IN YOUR CONTRACT VALUE. IF YOU PURCHASE THIS RIDER, THERE ARE LIMITATIONS ON HOW FUNDS MAY BE INVESTED AND THE ENTIRE CONTRACT VALUE MUST BE ALLOCATED TO AN APPROVED ALLOCATION PLAN. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for important details about approved allocation plans, investment and withdrawal limitations and other restrictions when purchasing the Ovation-Joint rider.

This rider differs, in part, from the Encore-Joint rider in that the Ovation-Joint rider has increased GAI percentages and the potential to provide a greater benefit base for those who delay withdrawals which may result in the ability to take larger guaranteed withdrawals in the future. However, the Encore-Joint rider may provide for the return of any remaining benefit base in the event of the death of both Designated Lives, while the Ovation-Joint rider does not provide any benefit at death.

This rider also differs, in part, from the GMIB rider in that the Ovation-Joint rider provides for guaranteed lifetime withdrawals from the contract, while the GMIB rider provides for guaranteed lifetime income through fixed annuity payments. The GMIB rider is an annuitization benefit, not a withdrawal benefit like Ovation-Joint. Lifetime withdrawal benefits allow you to retain more flexibility in the underlying contract, such as the ability to make additional purchase payments and to adjust the amount and frequency of withdrawals. Annuitization does not provide as much flexibility, but may provide a larger amount of income, depending on the option elected. If you intend to take regular withdrawals from your contract, which do not exceed the GAI, then the Ovation-Joint rider may be more appropriate for you than the GMIB rider. Your choice of a rider is based on your particular circumstances, so you should consult with your financial advisor.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB)

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life, regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the (GWB) is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM THE CONTRACT, THEN THIS OPTION MAY

NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

This optional rider differs, in part, from either of the GLWB II riders (single or joint) below in that the GAI amount is based on the age of the oldest contract owner and has a range of 4.0% to 6.0%; while the GLWB II riders have a set GAI amount of 5.0%.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59th birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die) or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT)

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives", (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59th birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit (GWB). The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. This option allows a contract owner to take these withdrawals from the contract for the longer of: a) the duration of both designated lives, or, b) until the GWB is reduced to zero. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

EFFECTIVE MAY 15, 2009, OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed

Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option. SINCE THIS BENEFIT IS ACCESSED THROUGH WITHDRAWALS FROM THE CONTRACT, IF YOU DO NOT INTEND TO TAKE WITHDRAWALS FROM YOUR CONTRACT, THEN THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB)

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT RECEIVE THE BENEFIT OF THIS OPTION, AND THEREFORE THIS OPTION MAY NOT BE APPROPRIATE FOR YOU. ONCE YOU ELECT THIS CONTRACT OPTION YOU MAY NOT CHANGE OR TERMINATE THE OPTION. THIS RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted upon annuitization.

CONTRACT OWNER TRANSACTION EXPENSES

  SALES LOAD IMPOSED ON PURCHASES

                  (as a percentage of purchase payments)    None

  DEFERRED SALES CHARGE

 . Deferred sales charges may apply to withdrawals, partial surrenders and surrenders.

  (as a percentage of each purchase payment)


                YEARS SINCE PURCHASE PAYMENT B CLASS C CLASS L CLASS
                ---------------------------- ------- ------- -------
                            0-1                7%     None     7%
                            1-2                7%              7%
                            2-3                6%              6%
                            3-4                6%              6%
                            4-5                5%              0%
                            5-6                4%              0%
                            6-7                3%              0%
                      7 and thereafter         0%              0%
             SURRENDER FEES                   None    None    None

             TRANSFER FEE*
               Maximum Charge                 $10*    $10*    $10*
               Transfer Charge                None    None    None


* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                         B CLASS C CLASS L CLASS
                                         ------- ------- -------
               ANNUAL MAINTENANCE FEE**    $30    None    None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

BEFORE ANNUITY PAYMENTS COMMENCE

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                          B CLASS C CLASS L CLASS
                                                          ------- ------- -------
Mortality and Expense Risk Fee                             1.05%   1.40%   1.35%
Administrative Fee                                         0.15%   0.15%   0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                         1.20%   1.55%   1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           DEATH BENEFIT + DEATH BENEFIT + DEATH BENEFIT +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                  1.35%           1.70%           1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                  1.45%           1.80%           1.75%
Premier Death Benefit (PDB) Charge 0.35%        1.55%           1.90%           1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES
                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%           1.80%           1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%           2.05%           2.00%

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS

                                            TOTAL CHARGE:   TOTAL CHARGE:   TOTAL CHARGE:
                                           OPTION CHARGE + OPTION CHARGE + OPTION CHARGE +
                                            BASE CONTRACT   BASE CONTRACT   BASE CONTRACT
                                               B CLASS         C CLASS         L CLASS
                                           --------------- --------------- ---------------
BASE CONTRACT + PDB + EEB + GIPB..........      2.30%           2.65%           2.60%

  .  The GIPB option may not be elected after March 1, 2010.

(The GMIB, GMWB, GLWB, GLWB II, Encore, Ovation, and Ovation II options are not included with the above charges because the charges are calculated on a different basis than the above - described charges.)

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS WHERE APPLICABLE)

-------------------------------------------------------------------------------
Guaranteed Minimum Withdrawal Benefit             Maximum possible charge 1.00%
(GMWB) Charge/1/                                  Current benefit charge  0.50%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit            Maximum possible charge 0.60%
(GLWB) Charge/2/                                  Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Single  Maximum possible charge 1.00%
(GLWB II-Single) Charge/3/                        Current benefit charge  0.60%
-------------------------------------------------------------------------------
Guaranteed Lifetime Withdrawal Benefit II-Joint   Maximum possible charge 1.15%
(GLWB II-Joint) Charge/4/                         Current benefit charge  0.75%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Guaranteed Minimum Income Benefit                 Maximum possible charge 1.50%
GMIB Charge/5/                                    Current benefit charge  0.95%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Encore Lifetime Income-Single                     Maximum possible charge 1.75%
(Encore-Single) Charge/6/                         Current benefit charge  1.10%
-------------------------------------------------------------------------------
Encore Lifetime Income-Joint                      Maximum possible charge 2.00%
(Encore-Joint) Charge/7/                          Current benefit charge  1.30%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Single                    Maximum possible charge 1.75%
(Ovation-Single) Charge/8/                        Current benefit charge  1.15%
-------------------------------------------------------------------------------
Ovation Lifetime Income-Joint                     Maximum possible charge 2.50%
(Ovation-Joint) Charge/9/                         Current benefit charge  1.65%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Single               Maximum possible charge 2.25%
(Ovation II - Single) Charge/10/                  Current benefit charge  1.20%
-------------------------------------------------------------------------------
Ovation Lifetime Income II - Joint                Maximum possible charge 2.50%
(Ovation II - Joint) Charge/11/                   Current benefit charge  1.20%
-------------------------------------------------------------------------------

/1/ The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GLWB, or either GLWB II.

/2/ The annual charge for this option is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one-quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. Please see the GLWB section of the prospectus for details. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, or either GLWB II.
/3/ The annual charge for this option is equal to 0.60% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Single is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one-quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Joint.

/4/ The annual charge for this option is equal to 0.75% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The GWB amount is equal to the initial purchase payment if GLWB II-Joint is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one-quarter of the annual GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or the GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the 5% Death Benefit Increase, Premier Death Benefit, GIPB, GMWB, GLWB, or GLWB II-Single.

/5/ The current annual rider charge is equal to 0.95% of the GMIB benefit base.
 Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the annual rider charge will be multiplied by the benefit base amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/6/ The current annual rider charge is equal to 1.10% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/7/ The current annual rider charge is equal to 1.30% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/8/ The current annual rider charge is equal to 1.15% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/9/ The current annual rider charge is equal to 1.65% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for a detailed discussion of how these amounts are determined and of how the rider charge could increase. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/10/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II--Single charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

/11/ The current annual rider charge is equal to 1.20% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. The current annual rider charge may increase to no more than the maximum charge shown if your benefit base is reset to the contract value. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined and how the rider charge could increase. This rider may be elected within 30 days prior to any contract anniversary so long as this rider is available for purchase by new customers. This option may not be elected if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit, or any other optional living benefit rider.

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolios fees and expenses is contained in the prospectus for each portfolio.


                                                                           MINIMUM    MAXIMUM
                                                                           -------    -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES/1 /
  (expenses that are deducted from portfolio assets, including management  To be filed with
  fees, distribution and/or service (12b-1) fees, and other expenses)      subsequent amendment.


/1/ The table showing the range of expenses for the portfolios takes into account the expenses of the Ibbotson ETF Asset Allocation Portfolios, each of which is a "fund of funds". "Fund of funds" portfolios purchase shares of other funds, in this case exchange traded funds or ETF's (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of the portfolio expenses, we have taken into account the information received from Ibbotson on the combined actual expenses for each such "fund of funds," which include the pro rata portion to the fees and expenses incurred indirectly by an Ibbotson ETF Asset Allocation Portfolio as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson ETF Asset Allocation Portfolios for a presentation of the applicable Acquired Fund fees and expenses.

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

Please note:

  .  You may elect only one living benefit on the contract.

  . You may not elect the 5% Death Benefit Increase or the Premier Death Benefit with GMWB, GMIB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II.

  . You may not elect the Estate Enhancement Benefit with GMIB, or single or joint versions of Encore, Ovation, or Ovation II.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before any reimbursements, with the most expensive contract design over the time period (and assuming the contract is available for purpose of this Example only):

  .  Base + HAV + Ovation II -- Joint (B Class contracts)

  .  Base + PDB + EEB (C and L Class contracts)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
B CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint              To be filed with subsequent amendment.
MINIMUM FUND EXPENSES
Base + HAV + Ovation II -- Joint

                                                                          IF YOU ANNUITIZE AT THE END OF THE
                                  IF YOU SURRENDERED YOUR CONTRACT AT THE AVAILABLE TIME PERIOD OR YOU DO
                                  END OF THE APPLICABLE TIME PERIOD         NOT SURRENDER YOUR CONTRACT
                                  --------------------------------------- -------------------------------
C CLASS                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                           ------   -------   -------   --------   ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB
MINIMUM FUND EXPENSES
Base + PDB + EEB

                                                             IF YOU ANNUITIZE AT THE END OF THE
                       IF YOU SURRENDERED YOUR CONTRACT AT   AVAILABLE TIME PERIOD OR YOU DO
                       THE END OF THE APPLICABLE TIME PERIOD   NOT SURRENDER YOUR CONTRACT
                       ------------------------------------- -------------------------------
L CLASS                1 YEAR   3 YEARS   5 YEARS  10 YEARS  1 YEAR    3 YEARS 5 YEARS 10 YEARS
-------                ------   -------   -------  --------  ------    ------- ------- --------
MAXIMUM FUND EXPENSES
Base + PDB + EEB
MINIMUM FUND EXPENSES
Base + PDB + EEB


NOTE: In the above example, the charge for Ovation II -- Joint is based on the maximum annual fee rate of 2.50% for each of the years. If your rider charge is not at the maximum annual fee rate, then your expenses would be less than those shown above.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

AFTER ANNUITY PAYMENTS COMMENCE

The next section shows the fees and charges that apply to your contract after you have annuitized it.

SEPARATE ACCOUNT BASED CHARGES                      B CLASS        C CLASS        L CLASS

Mortality and Expense Risk Fee                       1.20%          1.20%          1.20%

Administrative Fee                                   0.15%          0.15%          0.15%

Total Base Contract Separate Account Annual

Expenses (No Optional Riders)                        1.35%          1.35%          1.35%

Optional Death Benefit Separate Account Charges  Not Applicable Not Applicable Not Applicable

Other Optional Separate Account Charges          Not Applicable Not Applicable Not Applicable

OTHER CHARGES                                       B CLASS        C CLASS        L CLASS

Other Optional Benefit Charges taken from
  Contract Value                                 Not Applicable Not Applicable Not Applicable

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the appendix under the heading "Condensed Financial Information and Financial Statements". The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios, their investment adviser and/or investment sub-adviser, and investment objective. Prospectuses for the portfolios contain more detailed information about each portfolio, including discussion of the portfolio's investment techniques and risks associated with its investments. No assurance can be given that a portfolio will achieve its investment objective. YOU SHOULD CAREFULLY READ THESE PROSPECTUSES BEFORE INVESTING IN THE CONTRACT. Please contact us to receive a copy of the portfolio prospectuses. If you received a summary prospectus for a portfolio listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

                                                              INVESTMENT                           INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE
 INSURANCE FUNDS)
Invesco V.I. American Value Fund -- Series II      Invesco Advisers, Inc.             To provide above-average total
 Shares                                                                               return over a market cycle of three
                                                                                      to five years by investing in common
                                                                                      stocks and other equity securities.
Invesco V.I. Comstock Fund -- Series II Shares     Invesco Advisers, Inc.             Seeks capital growth and income
                                                                                      through investments in equity
                                                                                      securities, including common stocks,
                                                                                      preferred stocks and securities
                                                                                      convertible into common and
                                                                                      preferred stocks.
Invesco V.I. Equity and Income Fund -- Series II   Invesco Advisers, Inc.             The fund's investment objectives are
 Shares                                                                               both capital appreciation and current
                                                                                      income.
Invesco V.I. Growth and Income Fund -- Series II   Invesco Advisers, Inc.             Seeks long-term growth of capital
 Shares                                                                               and income.
Invesco V.I. Small Cap Equity Fund -- Series II    Invesco Advisers, Inc.             The fund's investment objective is
 Shares                                                                               long-term growth of capital. The
                                                                                      investment objective of the fund may
                                                                                      be changed by the Board of Trustees
                                                                                      (the Board) without shareholder
                                                                                      approval.
AB VARIABLE PRODUCTS SERIES FUND, INC.
Dynamic Asset Allocation Portfolio -- Class B      AllianceBernstein L.P.             The investment seeks to maximize
 Shares                                                                               total return consistent with the
                                                                                      Adviser's determination of
                                                                                      reasonable risk.
International Value Portfolio -- Class B Shares    AllianceBernstein L.P.             The Portfolio's investment objective
                                                                                      is long-term growth of capital.
ALPS VARIABLE INVESTMENT TRUST (IBBOTSON)
Ibbotson Aggressive Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Balanced ETF Asset Allocation             ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  capital appreciation and some
                                                   Inc.                               current income.
Ibbotson Conservative ETF Asset Allocation         ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio -- Class II Shares                      SUB-ADVISER: Ibbotson Associates,  current income and preservation of
                                                   Inc.                               capital.
Ibbotson Growth ETF Asset Allocation Portfolio --  ALPS Advisors, Inc.,               Seeks to provide investors with
 Class II Shares                                   SUB-ADVISER: Ibbotson Associates,  capital appreciation.
                                                   Inc.
Ibbotson Income and Growth ETF Asset Allocation    ALPS Advisors, Inc.,               Seeks to provide investors with
 Portfolio Class II Shares                         SUB-ADVISER: Ibbotson Associates,  current income and capital
                                                   Inc.                               appreciation.
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Income & Growth Fund -- Class II Shares         American Century Investment        The fund seeks capital growth by
                                                   Management, Inc.                   investing in common stocks. Income
                                                                                      is a secondary objective.

                                                                INVESTMENT
                    FUND NAME                                     ADVISER
                    ---------                                    ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    American Century Investment
                                                   Management, Inc.

AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             Capital Research and Management
                                                   Company



Global Growth Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

Global Small Capitalization Fund/SM/ -- Class 2    Capital Research and Management
 Shares                                            Company

Growth Fund/SM/ -- Class 2 Shares                  Capital Research and Management
                                                   Company
Growth-Income Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

International Fund/SM/ -- Class 2 Shares           Capital Research and Management
                                                   Company

New World Fund(R) -- Class 2 Shares                Capital Research and Management
                                                   Company
U.S. Government/AAA-Rated Securities Fund/SM/ --   Capital Research and Management
 Class 2 Shares                                    Company


FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Fidelity Management & Research
                                                   Company (FMR) is the fund's
                                                   manager.
                                                   FMR Co., Inc. and other affiliates of
                                                   FMR serve as sub-advisers for the
                                                   fund.

Mid Cap Portfolio -- Service Class 2 Shares        Fidelity Management & Research
                                                   Company
                                                   (FMR) is the fund's manager.
                                                   FMR Co., Inc.
                                                   and other affiliates of FMR serve as
                                                   sub-advisers for the fund.
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Small Cap Value VIP Fund -- Class 2       Franklin Advisory Services, LLC
 Shares



                                                                 INVESTMENT
                    FUND NAME                                     OBJECTIVE
                    ---------                                     ----------
AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
VP Inflation Protection Fund -- Class II Shares    The fund pursues long-term total
                                                   return using a strategy that seeks to
                                                   protect against U.S. inflation.
AMERICAN FUNDS INSURANCE SERIES(R)
Global Bond Fund/SM/ -- Class 2 Shares             The fund's investment objective is to
                                                   provide you, over the long term, with
                                                   a high level of total return consistent
                                                   with prudent investment
                                                   management.
Global Growth Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
Global Small Capitalization Fund/SM/ -- Class 2    The fund's investment objective is to
 Shares                                            provide you with long-term growth
                                                   of capital.
Growth Fund/SM/ -- Class 2 Shares                  The fund's investment objective is to
                                                   provide you with growth of capital.
Growth-Income Fund/SM/ -- Class 2 Shares           The fund's investment objectives are
                                                   to achieve long-term growth of
                                                   capital and income.
International Fund/SM/ -- Class 2 Shares           The fund's investment objective is to
                                                   provide you with long-term growth
                                                   of capital.
New World Fund(R) -- Class 2 Shares                The fund's investment objective is
                                                   long-term capital appreciation.
U.S. Government/AAA-Rated Securities Fund/SM/ --   The fund's investment objective is to
 Class 2 Shares                                    provide a high level of current
                                                   income consistent with preservation
                                                   of capital.
FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUNDS
Equity-Income Portfolio -- Service Class 2 Shares  Seeks reasonable income. The fund will also consider the potential for
                                                   capital appreciation. The fund's goal
                                                   is to achieve a yield which exceeds
                                                   the composite yield on the securities
                                                   comprising the Standard & Poor's
                                                   500(SM) Index (S&P 500(R)).
Mid Cap Portfolio -- Service Class 2 Shares        Seeks long-term growth of capital.





FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST
Franklin Small Cap Value VIP Fund -- Class 2       Seeks long-term total return. Under
 Shares                                            normal market conditions, the fund
                                                   invests at least 80% of its net assets
                                                   in investments of small
                                                   capitalization companies.

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
Franklin Small-Mid Cap Growth VIP Fund -- Class 2  Franklin Advisers, Inc.               Seeks long-term capital growth.
 Shares                                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in investments of small
                                                                                         capitalization and mid-capitalization
                                                                                         companies.
Franklin Mutual Shares VIP Fund -- Class 2 Shares  Franklin Mutual Advisers, LLC         Seeks capital appreciation, with
                                                                                         income as a secondary goal. Under
                                                                                         normal market conditions, the fund
                                                                                         invests primarily in U.S. and foreign
                                                                                         equity securities that the investment
                                                                                         manager believes are undervalued.
Templeton Developing Markets VIP Fund -- Class 2   Templeton Asset Management Ltd.       Seeks long-term capital appreciation.
 Shares                                                                                  Under normal market conditions,
                                                                                         the fund invests at least 80% of its
                                                                                         net assets in emerging markets
                                                                                         investments.
GOLDMAN SACHS VARIABLE INSURANCE TRUST
Goldman Sachs Global Trends Allocation Fund --     Goldman Sachs Asset Management,       The investment seeks to achieve
 Service Shares                                    L.P.                                  investment results that approximate
                                                                                         the performance of the GS Global
                                                                                         Markets Navigator Index ("the
                                                                                         index").
Goldman Sachs High Quality Floating Rate           Goldman Sachs Asset Management,       Seeks to provide a high level of
 Fund -- Service Shares                            L.P.                                  current income, consistent with low
                                                                                         volatility of principal.
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
Ivy Funds VIP Asset Strategy                       Waddell & Reed Investment             To seek to provide total return.
                                                   Management Company
Ivy Funds VIP Balanced                             Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of capital
                                                                                         appreciation and current income.
Ivy Funds VIP Core Equity                          Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP Global Growth                        Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Global Natural Resources             Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP High Income                          Waddell & Reed Investment             To seek to provide total return
                                                   Management Company                    through a combination of high
                                                                                         current income and capital
                                                                                         appreciation.
Ivy Funds VIP International Core Equity            Waddell & Reed Investment             To seek to provide capital growth
                                                   Management Company                    and appreciation.
Ivy Funds VIP Micro Cap Growth                     Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
                                                   SUB-ADVISER: Wall Street Associates,
                                                   LLC
Ivy Funds VIP Mid Cap Growth                       Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Science and Technology               Waddell & Reed Investment             To seek to provide growth of capital.
                                                   Management Company
Ivy Funds VIP Small Cap Value                      Waddell & Reed Investment             To seek to provide capital
                                                   Management Company                    appreciation.
Ivy Funds VIP Value                                Waddell & Reed Investment             To seek to provide capital
                                                   Management Company                    appreciation.

                                                               INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                               OBJECTIVE
                    ---------                                  ----------                             ----------
Ivy Funds VIP Pathfinder Moderately Aggressive --  Waddell & Reed Investment           To seek to provide growth of capital,
 Managed Volatility                                Management Company                  but also to seek income consistent
                                                   SUB-ADVISER: Advantus Capital       with a moderately aggressive level of
                                                   Management, Inc.                    risk as compared to the other Ivy
                                                                                       Funds VIP Pathfinder Managed
                                                                                       Volatility Portfolios, while seeking to
                                                                                       manage volatility of investment
                                                                                       return.
Ivy Funds VIP Pathfinder Moderate -- Managed       Waddell & Reed Investment           To seek to provide total return
 Volatility                                        Management Company                  consistent with a moderate level of
                                                   SUB-ADVISER: Advantus Capital       risk as compared to the other Ivy
                                                   Management, Inc.                    Funds VIP Pathfinder Managed
                                                                                       Volatility Portfolios, while seeking to
                                                                                       manage volatility of investment
                                                                                       return.
Ivy Funds VIP Pathfinder Moderately Conservative   Waddell & Reed Investment           To seek to provide total return
 -- Managed Volatility                             Management Company                  consistent with a moderately
                                                   SUB-ADVISER: Advantus Capital       conservative level of risk as compared
                                                   Management, Inc.                    to the other Ivy Funds VIP Pathfinder
                                                                                       Managed Volatility Portfolios, while
                                                                                       seeking to manage volatility of
                                                                                       investment return.
JANUS ASPEN SERIES
Balanced Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term capital growth,
                                                                                       consistent with preservation of
                                                                                       capital and balanced by current
                                                                                       income.
Flexible Bond Portfolio -- Service Shares          Janus Capital Management LLC        Seeks to obtain maximum total
                                                                                       return, consistent with preservation
                                                                                       of capital.
Forty Portfolio -- Service Shares                  Janus Capital Management LLC        Seeks long-term growth of capital.
Overseas Portfolio -- Service Shares               Janus Capital Management LLC        Seeks long-term growth of capital.
Perkins Mid Cap Value Portfolio -- Service Shares  Janus Capital Management LLC        Seeks capital appreciation.
                                                   SUB-ADVISER: Perkins Investment
                                                   Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Small Cap Growth Portfolio    Legg Mason Partners Fund Advisor,   The fund seeks long-term growth of
 -- Class II Shares                                LLC                                 capital.
                                                   SUB-ADVISER: ClearBridge
                                                   Investments, LLC
MFS(R) VARIABLE INSURANCE TRUST
Mid Cap Growth Series -- Service Class             Massachusetts Financial Services    The fund's investment objective is to
                                                   Company                             seek capital appreciation. The fund's
                                                                                       objective may be changed without
                                                                                       shareholder approval.
MFS(R) VARIABLE INSURANCE TRUST II
MSF(R) VIT II International Value Portfolio --     Massachusetts Financial Services    The fund's investment objective is to
 Service Class                                     Company                             seek capital appreciation.
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
Neuberger Berman AMT Socially Responsive           Neuberger Berman Management         Seeks long-term growth of capital by
 Portfolio -- S Class Shares                       LLC                                 investing primarily in securities of
                                                   SUB-ADVISER: Neuberger Berman, LLC  companies that meet the Fund's financial criteria and social policy.
NORTHERN LIGHTS VARIABLE TRUST (TOPS)
TOPS(R) Managed Risk Balanced ETF Portfolio --     ValMark Advisers, Inc.              Seeks to provide income and capital
 Class 2 Shares                                    SUB-ADVISER: Milliman, Inc.         appreciation with less volatility than
                                                                                       the fixed income and equity markets
                                                                                       as a whole.

                                                              INVESTMENT                            INVESTMENT
                    FUND NAME                                   ADVISER                             OBJECTIVE
                    ---------                                  ----------                           ----------
TOPS(R) Managed Risk Flex ETF Portfolio            ValMark Advisers, Inc.             Seeks to provide income and capital
                                                   Sub-Adviser: Milliman, Inc.        appreciation with less volatility than
                                                                                      the fixed income and equity markets
                                                                                      as a whole.
TOPS(R) Managed Risk Growth ETF Portfolio --       ValMark Advisers, Inc.             Seeks capital appreciation with less
 Class 2 Shares                                    SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
TOPS(R) Managed Risk Moderate Growth ETF           ValMark Advisers, Inc.             Seeks capital appreciation with less
 Portfolio -- Class 2 Shares                       SUB-ADVISER: Milliman, Inc.        volatility than the equity markets as
                                                                                      a whole.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
Main Street Small Cap Fund(R)/VA -- Service Shares OppenheimerFunds, Inc.             Seeks capital appreciation.
Oppenheimer International Growth Fund/VA           OppenheimerFunds, Inc.             Seeks long-term growth of capital by
 --Service Shares                                                                     investing under normal
                                                                                      circumstances, at least 90% of its
                                                                                      total assets in equity securities of
                                                                                      companies wherever located, the
                                                                                      primary stock market of which is
                                                                                      outside the United States.
PIMCO VARIABLE INSURANCE TRUST
PIMCO VIT Global Diversified Allocation Portfolio  Pacific Investment Management      Seeks to maximize risk-adjusted total
 -- Advisor Class Shares                           Company LLC ("PIMCO")              return relative to a blend of 60%
                                                                                      MSCI World Index/40% Barclays
                                                                                      U.S. Aggregate Index.
PIMCO VIT Low Duration Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PIMCO VIT Total Return Portfolio --Advisor Class   Pacific Investment Management      Seeks maximum total return,
 Shares                                            Company LLC ("PIMCO")              consistent with preservation of
                                                                                      capital and prudent investment
                                                                                      management.
PUTNAM VARIABLE TRUST
Putnam VT Equity Income Fund -- Class IB Shares    Putnam Investment Management,      Seeks capital growth and current
                                                   LLC                                income.
Putnam VT Growth and Income Fund -- Class IB       Putnam Investment Management,      Seeks capital growth and current
 Shares                                            LLC                                income.
Putnam VT International Equity Fund -- Class IB    Putnam Investment Management,      Seeks capital appreciation.
 Shares                                            LLC
Putnam VT Multi-Cap Growth Fund --Class IB Shares  Putnam Investment Management,      Seeks long-term capital appreciation.
                                                   LLC
Putnam VT Voyager Fund -- Class IB Shares          Putnam Investment Management,      Seeks capital appreciation.
                                                   LLC
SECURIAN FUNDS TRUST
SFT Advantus Bond Fund -- Class 2 Shares           Advantus Capital Management, Inc.  Seeks as high a level of a long-term total rate of return as is consistent
                                                                                      with prudent investment risk. The
                                                                                      Portfolio also seeks preservation of
                                                                                      capital as a secondary objective.
SFT Advantus Index 400 Mid-Cap Fund -- Class 2     Advantus Capital Management, Inc.  Seeks investment results generally
 Shares                                                                               corresponding to the aggregate price
                                                                                      and dividend performance of the
                                                                                      publicly traded common stocks that
                                                                                      comprise the Standard & Poor's 400
                                                                                      MidCap Index (the S&P 400).

                                                                INVESTMENT                            INVESTMENT
                    FUND NAME                                    ADVISER                               OBJECTIVE
                    ---------                                   ----------                             ----------
SFT Advantus Index 500 Fund -- Class 2 Shares      Advantus Capital Management, Inc.     Seeks investment results that
                                                                                         correspond generally to the price and
                                                                                         yield performance of the common
                                                                                         stocks included in the Standard &
                                                                                         Poor's 500 Composite Stock Price
                                                                                         Index (the S&P 500).
SFT Advantus International Bond Fund -- Class 2    Advantus Capital Management, Inc.     Seeks to maximize current income,
 Shares                                            SUB-ADVISER: Franklin Advisers, Inc.  consistent with the protection of principal.
SFT Advantus Managed Volatility Fund               Advantus Capital Management, Inc.     Seeks to maximize risk-adjusted total
                                                                                         return relative to its blended
                                                                                         benchmark index, comprised of 60%
                                                                                         S&P 500 Index and 40% Barclays
                                                                                         U.S. Corporate Index (the
                                                                                         Benchmark Index).
SFT Advantus Money Market Fund*                    Advantus Capital Management, Inc.     Seeks maximum current income to
                                                                                         the extent consistent with liquidity
                                                                                         and the preservation of capital.
SFT Advantus Mortgage Securities Fund -- Class 2   Advantus Capital Management, Inc.     Seeks a high level of current income
 Shares                                                                                  consistent with prudent investment
                                                                                         risk.
SFT Advantus Real Estate Securities Fund -- Class  Advantus Capital Management, Inc.     Seeks above average income and
 2 Shares                                                                                long-term growth of capital.
SFT Ivy(R) Growth Fund                             Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Ivy(R) Small Cap Growth Fund                   Advantus Capital Management, Inc.     Seeks to provide growth of capital.
                                                   SUB-ADVISER: Waddell & Reed
                                                   Investment Management Company
SFT Pyramis(R) Core Equity Fund -- Class 2 Shares  Advantus Capital Management, Inc.     Seeks long-term capital appreciation
                                                   SUB-ADVISER: Pyramis Global
                                                   Advisors, LLC
SFT T. Rowe Price Value Fund                       Advantus Capital Management, Inc.     Seeks to provide long-term capital
                                                   SUB-ADVISER: T. Rowe Price            appreciation by investing in common
                                                   Associates, Inc.                      stocks believed to be undervalued.
                                                                                         Income is a secondary objective.
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
Morgan Stanley UIF Emerging Markets Equity         Morgan Stanley Investment             Seeks long-term capital appreciation
 Portfolio -- Class II Shares                      Management Inc.                       by investing primarily in growth-
                                                                                         oriented equity securities of issuers
                                                                                         in emerging market countries.

* Although the SFT Advantus Money Market Fund seeks to preserve a stable net asset value per share, it is possible to lose money by investing in the SFT Advantus Money Market Fund. An investment in the SFT Advantus Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. In addition, because of expenses incurred by sub-accounts in the Variable Annuity Account, during extended periods of low interest rates, the yield of the sub-account that invests in the SFT Advantus Money Market Fund may become extremely low and possibly negative.

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. In some states you may be able to purchase the contract through an automated electronic transmission process. Ask your representative about availability and details. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: Annuity Services P.O. Box 64628 St. Paul, MN 55164-0628. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

1035 EXCHANGES OR REPLACEMENTS

If you are considering the purchase of this contract with the proceeds of another annuity or life insurance contract, also referred to as a "Section 1035 Exchange" or "Replacement", it may or may not be advantageous to replace your existing contract with this contract. You should compare both contracts carefully. You may have to pay surrender charges on your old contract and there is a deferred sales charge period for this contract. In addition, the charges for this contract may be higher (or lower) and the benefits or investment options may be different from your old contract. You should not exchange another contract for this one unless you determine, after knowing all of the facts, that the exchange is in your best interest. For additional information regarding the tax impact in Section 1035 Exchanges, see "Federal Tax Status --
Section 1035 Exchanges."

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following and must be in U.S. dollars:

            B Class $10,000
                    $2,000 for IRAs and Qualified Retirement Plans
            C Class $25,000 for all contract and plan types
            L Class $25,000 for all contract and plan types

We may reduce the initial purchase payment requirement if you purchase this contract through a 1035 exchange or qualified plan direct transfer from a contract issued by another carrier and at the time of application the value of the other contract(s) meets or exceeds the applicable minimum initial purchase payment for this contract; but prior to receipt by us of the proceeds from the other contract(s), the value drops below the minimum initial purchase payment requirement due to market conditions.

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules, applicable to your situation.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete and in "good order."

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the benefit of the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 for the same owner or annuitant without our prior consent. For purposes of these limitations, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000 for the same owner or annuitant, without our prior consent for B, C or L Class.

FOCUSED PORTFOLIO STRATEGIES OR MODELS

Minnesota Life makes available to contract owners at no additional charge five diversified model portfolios called "Focused Portfolio Strategies or Models" ("model portfolios") that range from conservative to aggressive in investment style. These model portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.


Securian Financial Services, Inc. ("Securian Financial"), a broker-dealer and registered investment adviser, determined the composition of the Model Portfolios. Securian Financial is an affiliate of Minnesota Life and the principal underwriter of the contract. THERE IS NO INVESTMENT ADVISORY RELATIONSHIP BETWEEN SECURIAN FINANCIAL AND CONTRACT OWNERS. YOU SHOULD NOT RELY ON THE MODEL PORTFOLIOS AS PROVIDING INDIVIDUALIZED INVESTMENT RECOMMENDATIONS TO YOU. In the future, Minnesota Life may modify or discontinue its arrangement with Securian Financial, in which case Minnesota Life may contract with another firm to provide similar asset allocation models, may provide its own asset allocation models, or may choose not to make any models available.

The following is a brief description of the five Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios. Please talk to him or her if you have additional questions about these Model Portfolios.

AGGRESSIVE GROWTH PORTFOLIO

The Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 100% in equity investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, and U.S. large cap growth.

GROWTH PORTFOLIO

The Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 80% in equity and 20% in fixed income investments. The largest of the asset class target allocations are in U.S. large cap value, international large cap equity, U.S. large cap growth, and fixed income.

CONSERVATIVE GROWTH PORTFOLIO

The Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 60% in equity and 40% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME AND GROWTH PORTFOLIO

The Income and Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 40% in equity and 60% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value, international large cap equity, and U.S. large cap growth.

INCOME PORTFOLIO

The Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 20% in equity and 80% in fixed income investments. The largest asset class target allocations are in fixed income, U.S. large cap value and U.S. large cap growth.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the holdings of the Funds in the underlying Portfolios. However, this is considered a "static" allocation model. When you elect one of the Model Portfolios we do not automatically change your allocations among the Sub-Accounts if the Model Portfolio's allocation is changed. You must instruct us to change the allocation.

Certain Model Portfolios may be used with some of the living benefit riders. Please see the section that describes the optional benefit for additional discussion of how the models may be used for these benefits.


CUSTOMCHOICE ALLOCATION OPTION

In conjunction with certain living benefit riders you may have the option of participating in the CustomChoice Allocation Option. Currently, this option is only available if you purchase one of the optional living benefit riders other than GIPB. This option is an asset allocation approach that is intended to offer you a variety of investment options while also allowing us to limit some of the risk that we take when offering living benefit riders. IN PROVIDING THIS ALLOCATION OPTION, MINNESOTA LIFE IS NOT PROVIDING INVESTMENT ADVICE OR MANAGING THE ALLOCATIONS UNDER YOUR CONTRACT. THIS IS NOT AN INVESTMENT ADVISORY ACCOUNT. IF YOU PARTICIPATE IN THIS OPTION YOU HAVE SOLE AUTHORITY TO MAKE INVESTMENT ALLOCATION DECISIONS WITHIN THE DEFINED LIMITATIONS. If you choose to participate in this option you must allocate 100% of your contract value within the limitations set forth below.

You may transfer your contract value among the fund options within a group or among funds in different groups provided that after the transfer your allocation meets the limitations below. Transfers between funds within the CustomChoice Allocation Option will be validated against the limitations based on contract values as of the valuation date preceding the transfer. We will reject any allocation instructions that do not comply with the limitations.

If we receive an instruction that will result in an allocation that does not comply with the allocation limitations, we will notify you either through your financial representative or directly via phone or email. THE GENERAL ACCOUNT AND GUARANTEED TERM ACCOUNT OPTIONS ARE NOT AVAILABLE IF YOU PARTICIPATE IN THE CUSTOMCHOICE ALLOCATION OPTION.

In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. ASSET ALLOCATION DOES NOT ENSURE A PROFIT OR PROTECT AGAINST A LOSS IN A DECLINING MARKET.

To participate in the CustomChoice Allocation Option you must allocate 100% of your contract value to Groups A, B, C, D, and E, according to the following limitations:

Group A -- a MINIMUM of 30% and MAXIMUM of 60% of your total allocation, but no more than 30% of your total allocation may be allocated to any single fund in Group A

Group B -- a MINIMUM of 40% and MAXIMUM of 70% of your total allocation

Group C -- a MAXIMUM of 30% of your total allocation

Group D -- a MAXIMUM of 10% of your total allocation

Group E -- a MAXIMUM of 5% of your total allocation

Please note -- the above percentage limitations require that you allocate a minimum of 30% of your contract value to Group A and a minimum of 40% of your contract value to Group B. You are not required to allocate anything to Groups C, D, or E.

 GROUP A (30% -- 60% -- no more than 30% in any single fund)


             -----------------------------------------------------
             AMERICAN CENTURY VARIABLE  PIMCO VARIABLE INSURANCE
             PORTFOLIOS II, INC.        TRUST
               .  VP Inflation            .  PIMCO VIT Low
                  Protection Fund --         Duration Portfolio
                  Class II Shares            -- Advisor Class
             AMERICAN FUNDS INSURANCE        Shares
             SERIES(R)                    .  PIMCO VIT Total
               .  U.S.                       Return Portfolio --
                  Government/AAA-Rated       Advisor Class Shares
                  Securities Fund/SM/   SECURIAN FUNDS TRUST
                  -- Class 2 Shares       .  SFT Advantus Bond
             GOLDMAN SACHS VARIABLE          Fund -- Class 2
             INSURANCE TRUST                 Shares
               .  Goldman Sachs High      .  SFT Advantus Money
                  Quality Floating           Market Fund
                  Rate Fund -- Service    .  SFT Advantus
                  Shares                     Mortgage Securities
             JANUS ASPEN SERIES              Fund -- Class 2
               .  Flexible Bond              Shares
                  Portfolio -- Service
                  Shares
             -----------------------------------------------------

 GROUP B (40% -- 70%)


             -----------------------------------------------------
             AB VARIABLE PRODUCTS         .  TOPS(R) Managed Risk
             SERIES FUND, INC.               Flex ETF Portfolio
               .  Dynamic Asset           .  TOPS(R) Managed Risk
                  Allocation Portfolio       Growth ETF Portfolio
                  -- Class B Shares          -- Class 2 Shares
             GOLDMAN SACHS VARIABLE       .  TOPS(R) Managed Risk
             INSURANCE TRUST                 Moderate Growth ETF
               .  Goldman Sachs Global       Portfolio -- Class 2
                  Trends Allocation          Shares
                  Fund -- Service       PIMCO VARIABLE INSURANCE
                  Shares                TRUST
             IVY FUNDS VARIABLE           .  PIMCO VIT Global
             INSURANCE PORTFOLIOS            Diversified
               .  Ivy Funds VIP              Allocation Portfolio
                  Pathfinder                 -- Advisor Class
                  Moderately                 Shares
                  Aggressive --         SECURIAN FUNDS TRUST
                  Managed Volatility      .  SFT Advantus Managed
               .  Ivy Funds VIP              Volatility Fund
                  Pathfinder Moderate
                  -- Managed Volatility
               .  Ivy Funds VIP
                  Pathfinder
                  Moderately
                  Conservative --
                  Managed Volatility
             NORTHERN LIGHTS VARIABLE
             TRUST
               .  TOPS(R) Managed Risk
                  Balanced ETF
                  Portfolio -- Class 2
                  Shares
             -----------------------------------------------------


 GROUP C (up to 30%)

             -----------------------------------------------------
             AIM VARIABLE INSURANCE     IVY FUNDS VARIABLE
             FUNDS (INVESCO VARIABLE    INSURANCE PORTFOLIOS
             INSURANCE FUNDS)             .  Ivy Funds VIP Asset
               .  Invesco V.I.               Strategy
                  Comstock Fund --        .  Ivy Funds VIP
                  Series II Shares           Balanced
               .  Invesco V.I. Equity     .  Ivy Funds VIP Core
                  and Income Fund --         Equity
                  Series II Shares        .  Ivy Funds VIP Value
             ALPS VARIABLE INVESTMENT   JANUS ASPEN SERIES
             TRUST (IBBOTSON)             .  Balanced Portfolio
               .  Ibbotson Aggressive        -- Service Shares
                  Growth ETF Asset        .  Perkins Mid Cap
                  Allocation Portfolio       Value Portfolio --
                  -- Class II Shares         Service Shares
               .  Ibbotson Balanced     NEUBERGER BERMAN ADVISERS
                  ETF Asset Allocation  MANAGEMENT TRUST
                  Portfolio -- Class      .  Neuberger Berman AMT
                  II Shares                  Socially Responsive
               .  Ibbotson                   Portfolio -- S Class
                  Conservative ETF      PUTNAM VARIABLE TRUST
                  Asset Allocation        .  Putnam VT Growth and
                  Portfolio -- Class         Income Fund -- Class
                  II Shares                  IB Shares
               .  Ibbotson Growth ETF   SECURIAN FUNDS TRUST
                  Asset Allocation        .  SFT Advantus Index
                  Portfolio -- Class         500 Fund -- Class 2
                  II Shares                  Shares
               .  Ibbotson Income and     .  SFT Ivy(R) Growth
                  Growth ETF Asset           Fund
                  Allocation Portfolio    .  SFT Pyramis(R) Core
                  -- Class II Shares         Equity Fund --
             AMERICAN FUNDS INSURANCE        Class 2 Shares
             SERIES(R)                    .  SFT T. Rowe Price
               .  Growth Fund/SM/ --         Value Fund
                  Class 2 Shares
               .  Growth-Income
                  Fund/SM/ -- Class 2
                  Shares
             FIDELITY(R) VARIABLE
             INSURANCE PRODUCTS FUNDS
               .  Fidelity VIP
                  Equity-Income
                  Portfolio -- Service
                  Class 2 Shares
             -----------------------------------------------------

 GROUP D (up to 10%)


             -----------------------------------------------------
             AIM VARIABLE INSURANCE      JANUS ASPEN SERIES
             FUNDS (INVESCO VARIABLE      .  Forty Portfolio --
             INSURANCE FUNDS)                Service Shares
               .  Invesco V.I.           LEGG MASON PARTNERS
                  American Value Fund    VARIABLE EQUITY TRUST
                  -- Series II Shares     .  ClearBridge Variable
               .  Invesco V.I. Small         Small Cap Growth
                  Cap Equity Fund --         Portfolio -- Class
                  Series II Shares           II Shares
              AMERICAN FUNDS INSURANCE   MFS(R) VARIABLE
              SERIES(R)                  INSURANCE TRUST II
               .  Global Bond Fund/SM/    .  MFS(R) VIT II
                  -- Class 2 Shares          International Value
               .  Global Growth              Portfolio -- Service
                  Fund/SM/ -- Class 2        Shares
                  Shares                OPPENHEIMER VARIABLE
               .  International         ACCOUNT FUNDS
                  Fund/SM/ -- Class 2     .  Oppenheimer
                  Shares                     International Growth
              FIDELITY(R) VARIABLE           Fund/VA -- Service
              INSURANCE PRODUCTS FUNDS       Shares
               .  Mid Cap Portfolio --  PUTNAM VARIABLE TRUST
                  Service Class 2         .  Putnam VT Voyager
                  Shares                     Fund -- Class IB
              IVY FUNDS VARIABLE             Shares
              INSURANCE PORTFOLIOS      SECURIAN FUNDS TRUST
               .  Ivy Funds VIP           .  SFT Advantus Index
                  International Core         400 Mid Cap Fund --
                  Equity                     Class 2 Shares
               .  Ivy Funds VIP Global    .  SFT Advantus
                  Growth                     International Bond
               .  Ivy Funds VIP Mid          Fund -- Class 2
                  Cap Growth                 Shares
               .  Ivy Funds VIP Small     .  SFT Ivy(R) Small Cap
                  Cap Value                  Growth Fund
             -----------------------------------------------------


 GROUP E (up to 5%)

             ------------------------------------------------------
             AMERICAN FUNDS INSURANCE     .  Ivy Funds VIP High
             SERIES(R)                       Income
               .  Global Small            .  Ivy Funds VIP Micro
                  Capitalization             Cap Growth
                  Fund/SM/ -- Class 2     .  Ivy Funds VIP
                  Shares                     Science and
               .  New World Fund(R) --       Technology
                  Class 2 Shares         JANUS ASPEN SERIES
              FRANKLIN TEMPLETON          .  Overseas Portfolio
              VARIABLE INSURANCE             -- Service Shares
              PRODUCTS TRUST             SECURIAN FUNDS TRUST
               .  Franklin Small Cap      .  SFT Advantus Real
                  Value VIP Fund --          Estate Securities
                  Class 2 Shares             Fund -- Class 2
               .  Templeton Developing       Shares
                  Markets VIP Fund --    THE UNIVERSAL
                  Class 2 Shares         INSTITUTIONAL FUNDS, INC.
              IVY FUNDS VARIABLE          .  Morgan Stanley UIF
              INSURANCE PORTFOLIOS           Emerging Markets
               .  Ivy Funds VIP Global       Equity Portfolio --
                  Natural Resources          Class II Shares
             ------------------------------------------------------

REBALANCING

If you elect to use the CustomChoice Allocation Option, your contract value will automatically be rebalanced each quarter. When we rebalance your contract value we will transfer amounts between sub-accounts so that the allocations when the rebalancing is complete are the same as the most recent allocation instructions we received from you. The rebalancing will occur on the same day of the month as the contract date. If the contract date is after the 25th of the month, rebalancing will occur on the first business day of the following month. If the quarterly rebalancing date does not fall on a business date, the rebalancing will occur on the next business date. REBALANCING DOES NOT GUARANTEE AN INVESTMENT RETURN IN YOUR CONTRACT VALUE.

POSSIBLE CHANGES

We reserve the right to add, remove, or change the groups, the funds within each group, or the percentage limitations for each group. We will notify you of any such change. If there is a change, you will not need to change your then-current allocation instructions. However, the next time you make a purchase payment, reallocation request or transfer request, we will require that your allocation instructions comply with the limitations in effect at the time of the purchase payment, reallocation request or transfer request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If a contract owner makes an allocation change request to a group or fund that is no longer available, the contract owner will be obligated to provide a new allocation instruction to a group or fund available at the time of the request. Until your next purchase payment, transfer request or reallocation request, quarterly rebalancing will continue to be based on the most recent allocation instructions we received from you.

TERMINATION

To terminate participation in the CustomChoice Allocation Option you must allocate your entire contract value to another allocation plan approved for use with the rider you have elected.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request, internet (through our Online Service Center), or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We have procedures designed to provide reasonable assurance that telephone or faxed authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions.

There is generally no dollar amount limitation on transfers. Total aggregate transfers allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not cause the aggregate value of the general account and each of the guarantee periods of the Guaranteed Term Account to exceed $250,000 without our prior consent. Currently we are waiving this limitation up to an aggregate amount of $500,000. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

MARKET TIMING AND DISRUPTIVE TRADING

This contract is not designed to be used as a vehicle for frequent trading (i.e., transfers) in response to short-term fluctuations in the securities markets, often referred to generally as "market timing." Market timing activity and frequent trading in your contract can disrupt the efficient management of the underlying portfolios and their investment strategies, dilute the value of portfolio shares held by long-term shareholders, and increase portfolio expenses (including brokerage or other trading costs) for all portfolio shareholders, including long-term contract owners invested in affected portfolios who do not generate such expenses. It is the policy of Minnesota Life to discourage market timing and frequent transfer activity, and, when Minnesota Life becomes aware of such activity, to take steps to attempt to minimize the effect of frequent trading activity in affected portfolios. You should not purchase this contract if you intend to engage in market timing or frequent transfer activity.

We have developed policies and procedures to detect and deter market timing and other frequent transfers, and we will not knowingly accommodate or create exceptions for contract owners engaging in such activity. We employ various means to attempt to detect and deter market timing or other abusive transfers. However, our monitoring may be unable to detect all harmful trading nor can we ensure that the underlying portfolios will not suffer disruptions or increased expenses attributable to market timing or abusive transfers resulting from other insurance carriers which invest in the same portfolios. In addition, because market timing can only be detected after it has occurred to some extent, our policies to stop market timing activity do not go into effect until after we have identified such activity.

We reserve the right to restrict the frequency of -- or otherwise modify, condition or terminate -- any transfer method(s). Your transfer privilege is also subject to modification if we determine, in our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. Any new restriction that we would impose will apply to your contract without regard to when you purchased it. We also reserve the right to implement, administer, and charge you for any fees or restrictions, including redemption fees that may be imposed by an underlying portfolio attributable to transfers in your contract. We will consider one or more of the following factors:

  .  the dollar amount of the transfer(s);

  . whether the transfers are part of a pattern of transfers that appear designed to take advantage of market inefficiencies;

  . whether an underlying portfolio has requested that we look into identified unusual or frequent activity in a portfolio;

  .  the number of transfers in the previous calendar quarter;

  . whether the transfers during a quarter constitute more than two "round trips" in a particular portfolio. A round trip is a purchase into a portfolio and a subsequent redemption out of the portfolio, without regard to order.

In the event your transfer activity is identified as disruptive or otherwise constitutes a pattern of market timing, you will be notified in writing that your transfer privileges will be restricted in the future if the activity continues. Upon our detecting further prohibited activity, you will be notified in writing that your transfer privileges are limited to transfer requests delivered via regular U.S. mail only. No fax, voice, internet, courier or express delivery requests will be accepted. The limitations for the transfer privileges in your contract will be permanent.

In addition to our market timing procedures, the underlying portfolios may have their own market timing policies and restrictions. While we reserve the right to enforce the portfolios' policies and procedures, contract owners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the portfolios, except that, under SEC rules, we are required to: (1) enter into a written agreement with each portfolio or its principal underwriter that obligates us to provide the portfolio promptly upon request certain information about the trading activity of individual contract owners, and (2) execute instructions from the portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the portfolios.

None of these limitations apply to transfers under systematic transfer programs such as Dollar Cost Averaging or Automatic Portfolio Rebalancing.

SPECULATIVE INVESTING

Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this contract, or any of its riders, for speculation arbitrage, viatication or any other type of collective investment scheme.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If after annuitization the date must range from the 2nd to the 25th day of the month. If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

    AUTOMATIC PORTFOLIO REBALANCING

Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account.

If you elect a variable annuitization, the annuitant may instruct us to rebalance the variable sub-accounts. Rebalancing is not available for any portion that is a fixed annuitization.

The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

    DOLLAR COST AVERAGING

Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

    CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

  . days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

  . days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

  . customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

    VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

    ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

  . the value of that accumulation unit on the immediately preceding valuation date by,

  . the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional benefit with a daily separate account charge, the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

  . the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

  . the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

  . the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

  . on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

  . when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

To request a withdrawal or surrender (including 1035 exchanges) you may submit to Annuity Services a fully completed and signed surrender or withdrawal form authorized by Minnesota Life. You may also request certain partial withdrawals by telephone if we have a completed telephone authorization on file. Contact Annuity Services for details.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests including any faxed requests. We require contact owners or persons authorized by them to provide identifying information to use, we record telephone instruction conversations and we provide you with written confirmations of your telephone or faxed transactions. Minnesota Life will not be liable for any loss, expense, or cost arising out of any requests that we reasonably believe to be authentic.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request. We also reserve the right to suspend or limit telephone transactions.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

  . no purchase payments are made for a period of two or more full contract years, and

  . the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

  .  the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. We will not terminate your contract solely because of poor sub-account performance. If we do elect to terminate your contract under this provision, no deferred sales charge will apply.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

  . neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

  . to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant. You should discuss the tax consequences with your tax advisor.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

  . any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

  . any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

  . other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. Quarterly statements will be made available to you with certain contract information. However, we may not deliver a quarterly statement if you do not have any transactions during that quarter. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a deferred sales charge ("DSC") may be deducted. The DSC applies to the total amount withdrawn, including the DSC (see example below). A deferred sales charge of up to 7% may apply to partial withdrawals and surrenders. The DSC will be deducted pro rata from all sub-accounts from which withdrawals are made. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. This means that the withdrawal or surrender will be taken from the oldest purchase payment first. It applies only to withdrawal or surrender of purchase payments. The applicable DSC percentage is as shown in the table below:


             YEARS SINCE PURCHASE PAYMENT  B CLASS C CLASS L CLASS
             ----------------------------  ------- ------- -------
                        0-1                  7%     None     7%
                        1-2                  7%              7%
                        2-3                  6%              6%
                        3-4                  6%              6%
                        4-5                  5%              0%
                        5-6                  4%              0%
                        6-7                  3%              0%
                  7 and thereafter           0%              0%


The amount of the DSC is determined by:

  . calculating the number of years each purchase payment being withdrawn has been in the contract;

  . multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

  . adding the DSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a DSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The DSC will not apply to:

  . Amounts withdrawn in any contract year that are less than or equal to the annual "free amount". The free amount shall be equal to 15% of purchase payments not previously withdrawn and received by us during the current contract year plus the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to DSC as of the most recent contract anniversary.

  .  Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

  . Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

  .  Amounts applied to provide annuity payments under an annuity option.

  . Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

  . The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

  . A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

  . A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

  . A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Withdrawal (GAW) if you have purchased the Guaranteed Minimum Withdrawal Benefit option.

  . Withdrawals in a contract year if less than or equal to the Guaranteed Annual Income (GAI) if you have purchased the Guaranteed Lifetime Withdrawal Benefit, Guaranteed Lifetime Withdrawal Benefit II-Single, Guaranteed Lifetime Withdrawal Benefit II-Joint, Encore Lifetime Income-Single, Encore Lifetime Income-Joint, Ovation Lifetime Income-Single, Ovation Lifetime Income-Joint, Ovation Lifetime Income II -- Single, or Ovation Lifetime Income II -- Joint options.

NURSING HOME OR TERMINAL ILLNESS WAIVER

A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a DSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 90 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary inpatient care which is:

    .  prescribed by a licensed Physician in writing; and

    . based on physical limitations which prohibit daily living in a non-institutional setting.

A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a DSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

    .  is diagnosed by a licensed Physician; and

    .  is expected to result in death within 12 months.

For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement or terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

UNEMPLOYMENT WAIVER

Any time after the first contract anniversary, the DSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

  . provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

  . provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

  . apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

                                  B Class   1.05%
                                  C Class   1.40%
                                  L Class   1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Deferred Sales Charge (DSC).

HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION -- CHARGE

  . If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% DEATH BENEFIT INCREASE (5% DBI) OPTION -- CHARGE

  . If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

PREMIER DEATH BENEFIT (PDB) OPTION -- CHARGE

  . If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit.
     The PDB charge is equal to 0.35% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION -- CHARGE

  . If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the variable contract value and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the "Other Contract Options -- Estate Enhancement Benefit Option" section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION -- CHARGE

  . If you purchase the GMIB optional benefit, we will deduct an annual GMIB benefit charge for expenses related to this optional benefit. The current GMIB benefit charge is equal to 0.95% multiplied by the GMIB benefit base amount. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the GMIB benefit base is determined. The maximum possible charge for this rider is 1.50%. Beginning with the first contract anniversary following the rider effective date and every contract anniversary thereafter, the GMIB benefit charge will be calculated and deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The charge does not apply after annuitization. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION -- CHARGE

  . If you purchase the Encore - Single optional benefit, we will deduct an Encore -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Encore -- Single charge is equal to 1.10% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the Encore-Single effective date and every three months thereafter, an amount equal to one quarter of the Encore-Single charge (0.275%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION -- CHARGE

  . If you purchase the Encore - Joint optional benefit, we will deduct an Encore -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The annual Encore -- Joint charge is equal to 1.30% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.00% of the greater of the contract value or benefit base. Beginning with the Encore-Joint effective date and every three months thereafter, an amount equal to one quarter of the Encore-Joint charge (0.325%) will be multiplied by the greater of the contract value or the benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION - CHARGE

  . If you purchase the Ovation II -- Single optional benefit, we will deduct an Ovation II -- Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Single charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.25% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Single charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION - CHARGE

  . If you purchase the Ovation II -- Joint optional benefit, we will deduct an Ovation II -- Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation II -- Joint charge is equal to 1.20% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation II -- Joint charge (0.30%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION -- CHARGE

  . If you purchase the Ovation-Single optional benefit, we will deduct an Ovation-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Single charge is equal to 1.15% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 1.75% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Single charge (0.2875%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION -- CHARGE

  . If you purchase the Ovation-Joint optional benefit, we will deduct an Ovation-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The current annual Ovation-Joint charge is equal to 1.65% of the greater of the contract value or benefit base. The maximum possible charge for this rider is 2.50% of the greater of the contract value or benefit base. Beginning with the rider effective date and every three months thereafter, an amount equal to one quarter of the Ovation-Joint charge (0.4125%) will be multiplied by the greater of the contract value or benefit base on that date and will be deducted on a pro rata basis from contract values allocated to the variable annuity account. See the section of this Prospectus entitled 'Other Contract Options (Living Benefits)' for details on how the benefit base is determined. The charge does not apply after annuitization or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION -- CHARGE

  . If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the variable contract value and this amount will be deducted daily from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION -- CHARGE

  . If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. The GWB amount is equal to the initial purchase payment if GMWB is added at contract issue. If the option is added on a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the option. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the GMWB charge (0.125%) will be multiplied by the GWB amount on that date and will be deducted in proportion to the contract owner's allocation to the sub-accounts in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION -- CHARGE

  . If you purchase the GLWB optional benefit, we will deduct a GLWB benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB charge is equal to 0.60% of contract value, deducted quarterly. Beginning with the GLWB effective date and at the end of every three months thereafter, one quarter of the GLWB charge (0.15%) will be multiplied by the contract value on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION --
CHARGE

  . If you purchase the GLWB II-Single Life optional benefit, we will deduct a GLWB II-Single benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Single charge is equal to 0.60% of the greater of the contract value or the Guaranteed Withdrawal Benefit (GWB) amount, deducted quarterly. The maximum possible charge for the rider is 1.00%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Single effective date and at the end of every three months thereafter, one quarter of the GLWB II-Single charge (0.15%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION -- CHARGE

  . If you purchase the GLWB II-Joint Life optional benefit, we will deduct a GLWB II-Joint benefit charge on a quarterly basis for expenses related to this optional benefit. The GLWB II-Joint charge is equal to 0.75% of the greater of the contract value, or the Guaranteed Withdrawal Benefit (GWB) amount deducted quarterly. The maximum possible charge for the rider is 1.15%. The GWB amount is equal to the initial purchase payment if this rider is added at contract issue. If the rider is added at a subsequent anniversary, the initial GWB will be equal to the contract value on the effective date of the rider. Beginning with the GLWB II-Joint effective date and at the end of every three months thereafter, one quarter of the GLWB II-Joint charge (0.1875%) will be multiplied by the greater of the contract value or GWB on that date and will be deducted in proportion to the contract owner's allocation to sub-accounts in the variable annuity account. The charge does not apply after annuitization, or in the case of partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

UNDERLYING PORTFOLIO CHARGES

There are deductions from and expenses paid out of the assets of the portfolio companies that are described in the prospectuses of those portfolios.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. This is sometimes referred to as the "payout" phase of your contract. You may choose a fixed or variable annuitization, or a combination of both. You may annuitize your entire contract or a portion of your contract. In the event you annuitize only a portion of your contract, your contract value will be reduced by the amount you annuitize. If you choose a partial annuitization in a non-qualified contract with a life contingent option or a period certain of 10 years or more, the cost basis in the contract will be allocated pro rata between each portion of the contract. Partial annuitization is treated as a withdrawal for purposes of benefits provided under optional death and living benefit riders. You may wish to consult with your tax advisor in the event you choose a partial annuitization with an option that is not a life contingent option or period certain of less than 10 years as the tax treatment under the Internal Revenue Code is unclear. Values will be allocated at your direction to our general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, which is described below.

If you choose a variable annuitization, annuity payments are determined by several factors:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b)  the age and gender of the annuitant and any joint annuitant,

c)  the type of annuity payment option you select, and

d)  the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions described in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. In other words, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

When your contract is annuitized, any death benefit or living benefit rider is terminated and you are no longer eligible for any death benefit(s) or living benefit(s) if elected under the contract. However, your beneficiaries may be entitled to any remaining annuity payments, depending on the annuity option used. You should refer to the section of the prospectus describing the specific optional benefit you have elected and the Annuity Options section below for additional information.

Annuitization may provide higher income amounts and/or different tax treatment than payments or withdrawals taken as part of a living benefit. You should consult with your tax advisor, your financial advisor and consider requesting an annuitization illustration before you decide.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION


You must notify us in writing at least 30 days before annuity payments are to begin. Under the contract, if you do not make an election for an annuity commencement date, annuity payments will begin automatically on the maturity date. Unless you have agreed with us to change your maturity date, the maturity date is as set forth in your contract or in an endorsement to the contract. In general, it is the first of the month on or following the oldest annuitant's 95th birthday. You may elect an earlier annuity commencement date, as permitted by your contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments and we may allow you to extend the annuity commencement or maturity date stated in your contract. However, we reserve the right, in our sole discretion, to refuse to extend your annuity commencement date or the maturity date, regardless of whether we may have granted extensions in the past to you or other similarly situated contract owners. There may be adverse tax consequences for delaying the maturity date. See the section of this Prospectus entitled "Federal Tax Status" for a further description of those risks. Some broker-dealers may not allow you to elect an annuity commencement date or extend a maturity date beyond age 95.

The contract permits an annuity payment to begin on the first day of any month. The minimum first annuity payment whether on a variable or fixed dollar basis must be at least $50 for the payment frequency elected. If the first annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract. The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $2,000,000.

ANNUITY OPTIONS

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for variable annuity payment under Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof. If you fail to elect an annuity option, and your entire contract value is in the general account, a fixed annuity will be provided and the annuity option will be a life annuity with cash refund. If a portion of your contract value is allocated to the variable sub-accounts, a fixed and/or variable annuity will be provided proportionate to the allocation of your available value and the annuity option will be Option 2A, a life annuity with a period certain of 120 months, unless a shorter period certain is needed to meet IRS requirements.

OPTION 1 -- LIFE ANNUITY This is an annuity payment option which is payable monthly during the lifetime of the annuitant and it terminates with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options which involve a life contingency) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payment option which is payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payment option which is payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or continuation of payments to beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payment option which is payable monthly for a period certain of 10 to 20 years, as you choose; our consent is required for any other period of years. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on any amounts in the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

If you have elected an optional GMWB, GLWB, or single or joint versions of GLWB II, Encore, Ovation, or Ovation II benefit and it is still in effect when you reach the maximum maturity date, we will offer you a fifth annuity option. For GMWB, this option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW until the GWB is reduced to zero at which point annuity payments will cease. For contracts issued under qualified plans, this option may not be available if the period of time needed to liquidate the GWB exceeds life expectancy. For GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II, the annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life (or the life of the joint owner or Designated Life, where applicable). These options will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should consider requesting an annuitization illustration if you have questions about which annuity option is appropriate for you.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables which show the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

A 4.50% assumed investment return (AIR) is used for the initial variable annuity payment determination. This would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%. (See section entitled 'Value of Annuity Unit').

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable portfolio(s). It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor (as defined in 'Special Terms') for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. This factor reverses the assumed investment return (AIR) which is used to calculate the initial variable payment and annuity units. It substitutes the performance of the underlying funds in place of the AIR to determine the increase or decrease in the value of the annuity units.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

  . We must receive the written request for an annuity transfer in the home office at least 3 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 3 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

BEFORE ANNUITY PAYMENTS BEGIN


If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of any annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless another form of settlement has been requested and agreed to by us. If your contract includes an optional living benefit, the beneficiary may be entitled to additional options. See the section entitled "Other Contract Options" for the specific optional benefit details.


The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any DSC or MVA that applied to the partial withdrawal); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

SURVIVING SPOUSE OPTION

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

BENEFICIARY OTHER THAN THE SURVIVING SPOUSE

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

Alternatively, and if permitted by the IRS, a beneficiary may elect to receive a systematic distribution over a period not exceeding the beneficiary's life expectancy using a method that would be acceptable for purposes of calculating the minimum distribution required under section 401(a)(9) of the Internal Revenue Code.

Below is an overview of some of the more common scenarios and who would receive the death benefit (if any) under the contract terms.

IF DEATH OCCURS BEFORE ANNUITY PAYMENTS BEGIN:

                  IF:                                   THEN:
 -----------------------------------------------------------------------------
 The contract owner dies; and           The joint contract owner receives the
  .  there is a surviving joint          death benefit
     contract owner; and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           The designated beneficiary receives
  .  there is no joint contract owner;   the death benefit
     and
  .  the annuitant is either living or
     deceased.
 -----------------------------------------------------------------------------
 The contract owner dies; and           Contract owner's estate receives the
  .  there is no joint contract owner    death benefit
     and
  .  there is no designated
     beneficiary (or all of the
     beneficiaries pre-decease the
     contract owner); and
  .  the annuitant is either living or
     deceased
 -----------------------------------------------------------------------------
 The annuitant dies; and                The contract owner may name a new
  .  contract owner is living            annuitant
 -----------------------------------------------------------------------------
 The annuitant dies; and                The designated beneficiary receives
  .  the contract owner is a             the death benefit.
     non-natural person, such as a
     trust
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OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. ONCE ELECTED YOU MAY NOT CHANGE IT. There is a particular charge associated with each optional death benefit. See "Optional Contract Rider Changes" for more information. Each optional contract feature may or may not be beneficial to you depending upon your circumstances. You should consult your tax advisor and your financial advisor before you elect any optional features. These optional death benefits are subject to state availability and we reserve the right to stop offering any option(s) at any time.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                          HIGHEST
      CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY  DEATH
     ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE    BENEFIT
     -----------  --- ------------------------ -------- ----------- -------
              0   65           10,000           10,000         0    10,000
              1   66           10,000            9,000     9,000    10,000
              2   67           10,000            8,000     9,000    10,000
              3   68           10,000            9,000     9,000    10,000
              4   69           10,000           11,000    11,000    11,000
              5   70           10,000           13,500    13,500    13,500
              6   71           10,000            9,000    13,500    13,500
              7   72           10,000           10,000    13,500    13,500
              8   73           10,000           12,000    13,500    13,500
              9   74           10,000           14,000    14,000    14,000
             10   75           10,000           12,000    14,000    14,000
             11   76           10,000           15,000    15,000    15,000
             12   77           10,000           17,000    17,000    17,000
             13   78           10,000           19,000    19,000    19,000
             14   79           10,000           21,200    21,200    21,200
             15   80           10,000           23,000    23,000    23,000
             16   81           10,000           24,000    23,000    24,000

                                     [CHART]

             Purchase Payments
               Adjusted For                                Highest Anniversary
 Age           Withdrawals          Contract Value                Value
 ---         -----------------      --------------         -------------------
 65              $10000                 $10000
 66               10000                   9000                    $ 9000
                  10000                   8000                      9000
 68               10000                   9000                      9000
                  10000                  11000                     11000
                  10000                  13500                     13500
 71               10000                   9000                     13500
                  10000                  10000                     13500
                  10000                  12000                     13500
 74               10000                  14000                     14000
                  10000                  12000                     14000
                  10000                  15000                     15000
 77               10000                  17000                     17000
                  10000                  19000                     19000
                  10000                  21200                     21200
 80               10000                  23000                     23000
                  10000                  24000                     23000



To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.

On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

5% DEATH BENEFIT INCREASE OPTION

The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:

(a) the portion of the contract value in the general account and guaranteed term account; and

(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.

The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.

Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                 5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

   CONTRACT            PURCHASE PAYMENT     CONTRACT 5% DEATH BENEFIT  DEATH
  ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE    INCREASE VALUE  BENEFIT
  -----------  --- ------------------------ -------- ---------------- -------
       0       65           10,000           10,000       10,000      10,000
       1       66           10,000            9,000       10,500      10,500
       2       67           10,000            8,000       11,025      11,025
       3       68           10,000            9,000       11,576      11,576
       4       69           10,000           11,000       12,155      12,155
       5       70           10,000           13,500       12,763      13,500
       6       71           10,000            9,000       13,401      13,401
       7       72           10,000           10,000       14,071      14,071
       8       73           10,000           12,000       14,775      14,775
       9       74           10,000           14,000       15,513      15,513
      10       75           10,000           12,000       16,289      16,289
      11       76           10,000           15,000       17,103      17,103
      12       77           10,000           17,000       17,959      17,959
      13       78           10,000           19,000       18,856      19,000
      14       79           10,000           21,200       19,799      21,200
      15       80           10,000           23,000       20,000      23,000
      16       81           10,000           24,000       20,000      24,000


                                     [CHART]

             Purchase Payments                                    5% Death
               Adjusted For                                   Benefit Increase
 Age            Withdrawals         Contract Value                 value
 ---         -----------------      --------------            ----------------
 65               $10000                $10000                      $10000
 66                10000                  9000                       10500
 67                10000                  8000                       11025
 68                10000                  9000                       11576
 69                10000                 11000                       12155
 70                10000                 13500                       12763
 71                10000                  9000                       13401
 72                10000                 10000                       14071
 73                10000                 12000                       14775
 74                10000                 14000                       15513
 75                10000                 12000                       16289
 76                10000                 15000                       17103
 77                10000                 17000                       17959
 78                10000                 19000                       18856
 79                10000                 21200                       19799
 80                10000                 23000                       20000
 81                10000                 24000                       20000

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.

PREMIER DEATH BENEFIT OPTION

The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.

Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                   PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                     HIGHEST       5% DEATH
 CONTRACT            PURCHASE PAYMENT     CONTRACT ANNIVERSARY BENEFIT INCREASE  DEATH
ANNIVERSARY  AGE ADJUSTED FOR WITHDRAWALS  VALUE      VALUE         VALUE       BENEFIT
-----------  --- ------------------------ -------- ----------- ---------------- -------
     0       65           10,000           10,000         0         10,000      10,000
     1       66           10,000            9,000     9,000         10,500      10,500
     2       67           10,000            8,000     9,000         11,025      11,025
     3       68           10,000            9,000     9,000         11,576      11,576
     4       69           10,000           11,000    11,000         12,155      12,155
     5       70           10,000           13,500    13,500         12,763      13,500
     6       71           10,000            9,000    13,500         13,401      13,500
     7       72           10,000           10,000    13,500         14,071      14,071
     8       73           10,000           12,000    13,500         14,775      14,775
     9       74           10,000           14,000    14,000         15,513      15,513
    10       75           10,000           12,000    14,000         16,289      16,289
    11       76           10,000           15,000    15,000         17,103      17,103
    12       77           10,000           17,000    17,000         17,959      17,959
    13       78           10,000           19,000    19,000         18,856      19,000
    14       79           10,000           21,200    21,200         19,799      21,200
    15       80           10,000           23,000    23,000         20,000      23,000
    16       81           10,000           24,000    23,000         20,000      24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.

After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

  .  You may only elect this option at the time your contract is issued.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

If you elect the EEB option, the interest rate which will be credited to any amounts in your contract which you choose to be allocated into fixed account(s) or any of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to a contract where the EEB option was not elected. This reduced interest rate helps to pay for the EEB benefit since the EEB benefit is based on all of the gain in your contract, including any interest credited under the fixed account options. The interest rate used will in no event be less than the minimum guaranteed interest rate for your contract.

FOR EXAMPLE:

Assume a contract with a $10,000 purchase payment allocated entirely into the fixed account of the contract and the contract owner elects the EEB option. If the current interest rate credited for this fixed account is 3.50% generally, the interest rate credited will be 3.25% if the EEB option is elected.

At the end of the first contract year, the contract owner will have a contract value in the fixed account of $10,325. Assuming the contract owner was under age 70, took no withdrawals, had the guaranteed minimum death benefit and died at the end of the first contract year, the EEB benefit would be $130. This is arrived at in the following way: death benefit amount, in this case contract value ($10,325) less purchase payments not previously withdrawn ($10,000) equals $325; multiplied by 0.40%, which equals $130. The 200% "cap" of purchase payments ($20,000 in this example) would not have been triggered, so the EEB benefit for this example is $130.

Using the same assumptions as above, a contract owner who did not elect the EEB option would have received $25 in additional interest in his/her contract due to the higher interest rate credited (3.50% versus 3.25%), but that contract owner would not receive the EEB benefit of $130.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the calculated death benefit amount of the death benefit you selected less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, by any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A:Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B:Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

  .  the payment of the EEB available;

  .  termination or surrender of the contract; or

  .  the date on which the contract has been fully annuitized.

DEATH BENEFITS AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws that generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date or date the death benefit is due and payable. For example, if the payment of death benefit proceeds has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the applicable state. This "escheatment" is revocable, however, and the state is obligated to pay the death benefit proceeds if your beneficiary steps forward to claim it with the proper documentation.

OTHER CONTRACT OPTIONS (LIVING BENEFITS)

We have suspended the availability of the following optional riders:

  .  Guaranteed Minimum Income Benefit (effective October 4, 2013)

  .  Encore Lifetime Income-Single (effective October 4, 2013)

  .  Encore Lifetime Income-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income II-Single (effective October 4, 2013)

  .  Ovation Lifetime Income II-Joint (effective October 4, 2013)

  .  Ovation Lifetime Income-Single Option (effective May 15, 2012)

  .  Ovation Lifetime Income-Joint Option (effective May 15, 2012)

  .  Guaranteed Lifetime Withdrawal Benefit (effective August 1, 2010)

  .  Guaranteed Lifetime Withdrawal Benefit II-Single Option (effective May 15,
     2009)

  .  Guaranteed Lifetime Withdrawal Benefit II-Joint Option (effective May 15,
     2009)

  .  Guaranteed Minimum Withdrawal Benefit (effective May 15, 2009)

  .  Guaranteed Income Provider Benefit (effective March 1, 2010)

Your contract may also allow you to choose an optional contract feature described below. These are sometimes referred to as "living benefits" and may not be available in every state. We reserve the right to stop offering any or all of the contract options at any time. Before you elect a living benefit you should consider its specific benefits and features carefully. Optional contract features may or may not be beneficial to you depending on your specific circumstances.

In considering your specific circumstances, you may wish to consider how long you intend to hold the contract; how long you may be required to hold the contract before you may access the benefit; whether you intend to take withdrawals from the contract, including how much and how frequently; whether you intend to annuitize the contract; and what kind of assurances you are seeking in a benefit. Other considerations may apply to your circumstances. There is also a specific charge associated with each contract option which is described in detail in the "Optional Contract Rider Charges" section of this Prospectus. The longer you are required to hold the contract before the benefit may be utilized generally the more you will pay in charges.

None of the living benefits guarantees an investment return in your contract value nor do they guarantee that the income or amounts received will be sufficient to cover any individual's particular needs. You should consider whether the benefits provided by the option and its costs (which reduce contract value) are consistent with your financial goals.

All living benefit options terminate once the contract moves into the pay-out phase, (i.e., once the contract is annuitized). In purchasing your contract and when considering the election of a living benefit in this contract, you should also consider whether annuitizing the contract will produce better financial results for you than a living benefit option. You should discuss these important considerations with your financial advisor or tax advisor before making a determination.

GUARANTEED MINIMUM INCOME BENEFIT (GMIB) OPTION

EFFECTIVE OCTOBER 4, 2014, THIS OPTION IS NO LONGER AVAILABLE.

This optional rider is designed to provide a guaranteed minimum fixed annuity payment during the payout phase of your contract to protect against negative investment performance during the accumulation phase. IT DOES NOT HOWEVER, GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. The GMIB annuity payout rates are conservative so the annuity payments provided by this rider may be less than the same annuity payment option available under the base contract, even if the benefit base (described below) is greater than the contract value. All requests to elect this option must be in writing on a form provided by us. You should consider the following before electing this option:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION BELOW FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . THE GMIB IS AN ANNUITIZATION BENEFIT, NOT A WITHDRAWAL BENEFIT. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, YOU WILL NOT UTILIZE THE GUARANTEED FIXED ANNUITY BENEFIT THIS OPTION PROVIDES. IF YOU DO NOT INTEND TO ANNUITIZE YOUR CONTRACT, THIS OPTION MAY NOT BE APPROPRIATE FOR YOU.

  . IF YOU ANTICIPATE HAVING TO MAKE NUMEROUS WITHDRAWALS FROM THE CONTRACT, THE GMIB RIDER MAY NOT BE APPROPRIATE.

  . IF YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE (DESCRIBED BELOW), ANY WITHDRAWAL OR CHARGE THAT REDUCES YOUR CONTRACT VALUE TO ZERO TERMINATES THE RIDER AND THE CONTRACT.

  .  ONCE YOU ELECT THIS OPTION YOU MAY NOT CANCEL IT.

  . AFTER THE FIRST CONTRACT YEAR FOLLOWING THE GMIB EFFECTIVE DATE, PURCHASE PAYMENTS ARE LIMITED TO A CUMULATIVE TOTAL OF $25,000, WITHOUT OUR PRIOR CONSENT. THIS RESTRICTION DOES NOT APPLY TO PURCHASE PAYMENTS MADE DURING THE FIRST CONTRACT YEAR.

  . If available, you may elect this option when your contract is issued or within 30 days prior to any contract anniversary date. The option will be effective on either the issue date or a contract anniversary date.

  . The youngest contract owner (or annuitant, if a non-natural contract owner) must be at least age 45 at the time the rider is issued, in order to elect this option.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 76 at the time the rider is issued, in order to elect this option.

  . You may not elect this option if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit rider.

  . If at some point we no longer offer this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge.

  . Your entire contract value must be allocated to an allocation plan approved by us while this option is in effect.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account and may not be available in every state.

THE BENEFIT

This rider guarantees that on any benefit date (described below), your minimum monthly fixed annuity payment will not be less than the Guaranteed Minimum Income Benefit (GMIB). The GMIB is the fixed annuity payment amount calculated by multiplying the benefit base (described below), adjusted for any applicable premium tax not previously deducted from purchase payments, by the Guaranteed Minimum Income Benefit rates provided with the rider. Please note -- some states impose a premium tax on amounts used to provide annuity payments. These taxes are deducted at annuitization from the amount available to provide annuity payments. THIS GMIB RIDER DOES NOT GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE. SEE APPENDIX G FOR NUMERICAL EXAMPLES OF THE GMIB RIDER.

If the owner is a natural person, the owner must also be named as an annuitant. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the rider guarantees and benefits will be based on the life of the annuitant(s).

THE BENEFIT DATES

The benefit dates begin the period of time during which you may exercise the benefit. The benefit dates for this rider are:

    (a)the later of the 10th contract anniversary following the rider effective date or the 10th contract anniversary following the last optional reset (described below), or

    (b)any contract anniversary subsequent to the date described in "a", but prior to the contract anniversary following the oldest owner's 90th birthday or the rider's termination.

EXERCISING THE BENEFIT

To exercise this benefit, you must elect to receive the GMIB provided by this rider on or during the 30-day period immediately following the benefit date. You may not elect a partial annuitization of the benefit base. You may however, elect a partial annuitization of the contract value but while this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of this rider. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the sections below entitled 'Benefit Base' and 'Withdrawals' for a complete description of how withdrawals impact the benefit base.

The fixed annuity payment amount will be the greater of:

    (a)the fixed annuity payment calculated under the terms of this rider based on the annuity payment option selected by the contract owner; or

    (b)the fixed annuity payment calculated under the terms of the base contract based on the same annuity payment option selected by the contract owner.

THE GMIB ANNUITY PAYOUT RATES ARE CONSERVATIVE SO THE ANNUITY PAYMENTS PROVIDED BY THIS RIDER MAY BE LESS THAN THE SAME ANNUITY PAYMENT OPTION AVAILABLE UNDER THE BASE CONTRACT, EVEN IF THE BENEFIT BASE IS GREATER THAN THE CONTRACT VALUE.

BENEFIT BASE

The Benefit Base is equal to the greater of the Highest Anniversary Value or the Roll-up Value, both of which are described in detail below. The benefit base is subject to a maximum of $5,000,000. IT IS IMPORTANT TO REMEMBER, NEITHER THIS RIDER NOR THE BENEFIT BASE GUARANTEE AN INVESTMENT RETURN OR ANY MINIMUM CONTRACT VALUE.

HIGHEST ANNIVERSARY VALUE

If this rider is added on the contract date, the initial Highest Anniversary Value is equal to purchase payment(s) applied on the contract date. If added after the contract date, the initial Highest Anniversary Value is equal to the contract value on the rider effective date.

During each contract year, the Highest Anniversary Value will increase by any purchase payments received and will be adjusted, on a pro rata basis, for amounts withdrawn from the contract. The pro rata adjustment will reduce the Highest Anniversary Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. The use of pro rata calculations to reflect withdrawals will increase the reduction in the Highest Anniversary Value when the contract value is below the Highest Anniversary Value.

On every subsequent contract anniversary, up to and including the contract anniversary following the oldest contract owner's 80th birthday, if the contract value is greater than the current Highest Anniversary Value, the Highest Anniversary Value will be set to the contract value. Keep in mind, applicable deferred sales charges reduce the Highest Anniversary Value at the time of the withdrawal and while other contract charges do not directly reduce the Highest Anniversary Value, they do reduce the contract value which may reduce the amount by which the Highest Anniversary Value increases on future contract anniversaries.

ROLL-UP VALUE

If the rider effective date is the same as the contract date, the initial Roll-up Value is equal to purchase payment(s) applied on the contract date. If the rider is added after the contract date, the initial Roll-up Value is equal to the contract value on the rider effective date.

Thereafter, the Roll-up Value is equal to the initial Roll-up Value, increased for purchase payments, and decreased for any withdrawals as described below, accumulated with interest at an annual effective rate of 5% through the contract anniversary following the oldest owner's 80th birthday.

Any amount withdrawn in a single contract year which is less than or equal to the greater of the 5% of the Roll-up Value as of the prior contract anniversary, or the Required Minimum Distribution (RMD) amount, as described below, will reduce the Roll-up Value by the amount of the withdrawal. This is commonly referred to as a dollar-for-dollar withdrawal treatment.

If a withdrawal causes the cumulative withdrawals for the contract year to exceed the greater of 5% of the Roll-up Value as of the prior contract anniversary, or the RMD amount, the entire withdrawal amount will reduce the Roll-up Value on a pro rata basis. The pro rata reduction will reduce the Roll-up Value by the same proportion that the amount withdrawn bears to the contract value immediately prior to the withdrawal. This means that for each withdrawal causing the cumulative withdrawals for the year to exceed the greater of 5% of the Roll-up Value or RMD amount, the lower the contract value, the greater the reduction in the benefit base. Keep in mind, applicable deferred sales charges reduce the Roll-up Value at the time of the applicable withdrawal.

REQUIRED MINIMUM DISTRIBUTION (RMD)

For purposes of this rider, the RMD amount is the amount needed, based on the value of this contract, to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Contracts to which RMD applies include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may result in a pro rata adjustment as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar
(tax) year basis. Under this rider, the Roll-up Value dollar-for-dollar withdrawal treatment is based on the contract year. Because the intervals for dollar-for-dollar withdrawal treatment and the RMD are different, the timing of withdrawals may be more likely to result in a pro rata reduction of the Roll-up Value and therefore a reduced benefit. Taking RMD withdrawals on the same frequency and at the same time each year will help to avoid a pro rata adjustment to the Roll-up Value.

For a contract which is part of a qualified plan or IRA, any withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the RMD applicable at the time of the withdrawal or 5% of the Roll-up Value as of the prior contract anniversary, will reduce the Roll-up Value on a pro rata basis, as opposed to a dollar-for-dollar basis. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. Five percent of the Roll-up Value as of the prior contract anniversary (April 1, 2009) is

$5,000. The RMDs for calendar years 2009 and 2010 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2009 and $2,000 in the first quarter of calendar year 2010, then the owner will have withdrawn $6,500 for the 2009 contract year (April 1 to March 31). However, since the sum of the owner's withdrawals for the 2009 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000), all of that year's withdrawals would reduce the Roll-up Value on a dollar-for-dollar basis.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2010 he or she takes it in the last quarter of 2009. In that case, the withdrawals for the contract year (i.e. $6,500) exceed the applicable RMD at the time of the withdrawal (i.e. $6,000) and the entire $2,000 withdrawal is subject to pro rata withdrawal treatment. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount.

WITHDRAWALS

If you are considering purchasing this optional rider, please remember these important details:

  . UNLIKE GLWB AND OTHER "LIFETIME WITHDRAWAL BENEFIT" RIDERS WHICH MAY ALLOW YOU TO TAKE A CERTAIN AMOUNT OF WITHDRAWALS WITHOUT REDUCING THE BENEFIT YOU RECEIVE UNDER THE RIDER, ALL WITHDRAWALS UNDER THE GMIB RIDER REDUCE THE BENEFIT YOU RECEIVE FROM THE RIDER. SEE THE BENEFIT BASE DESCRIPTION ABOVE FOR ADDITIONAL DETAILS ON HOW WITHDRAWALS IMPACT THE BENEFIT BASE.

  . Withdrawals under this contract option are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . While this rider is in effect, a partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. This means the contract value amount converted to annuity payments will reduce the benefit base as if that amount was a withdrawal. See the section above entitled 'Benefit Base' for a complete description of how withdrawals impact the benefit base.

  . Withdrawals reduce the Highest Anniversary Value on a pro rata basis. With the exception of withdrawals subject to dollar-for-dollar treatment, withdrawals also reduce the Roll-up Value on a pro rata basis. This means that for each pro rata withdrawal, the lower the contract value, the greater the reduction in the benefit base. See the section above entitled 'Benefit Base' for a complete description of when dollar-for-dollar or pro rata withdrawal treatment applies to the Roll-up Value.

  . Withdrawals may only be taken prior to annuitizing the contract. You will begin to receive the GMIB benefit when the contract is annuitized. Thus, once you elect to receive the GMIB benefit, you may no longer take withdrawals from the contract.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation options, you may take a withdrawal from any allowable sub-account in any proportion.

SUBSEQUENT PURCHASE PAYMENTS

Purchase Payments after the first contract year following the rider effective date are limited to a cumulative total of $25,000 without our prior consent.

OPTIONAL RESET OF THE ROLL-UP VALUE

Beginning with the third contract anniversary following the rider effective date you may elect to reset the Roll-up Value. Upon reset, the Roll-up Value will be set equal to the contract value on the date of reset. The last date on which you can elect a reset is the contract anniversary following the oldest owner's 80th birthday. A reset can only occur on a contract anniversary if the contract value is greater than the Roll-up Value at the time of reset. No reset will be made unless we receive your written request to elect the reset within 30 days prior to the applicable contract anniversary. PLEASE NOTE: IF YOU ELECT TO RESET, THE NEXT AVAILABLE BENEFIT DATE WILL BE THE 10TH CONTRACT ANNIVERSARY FOLLOWING THE DATE OF THE RESET. IN THAT CASE, YOU WILL NOT BE ABLE TO EXERCISE THE GMIB UNTIL THAT BENEFIT DATE. YOU MAY STILL ELECT TO ANNUITIZE UNDER THE BASE CONTRACT AT ANY TIME, HOWEVER, YOU WILL NOT BE ABLE TO UTILIZE THE BENEFIT PROVIDED BY THIS RIDER UNTIL THE NEXT BENEFIT DATE.

Upon reset, the rider charge will be changed to the then-current charge and a new three year period will be required before another reset may be elected. If the rider charge increases it will not exceed the current rider charge for new issues or the maximum charge.

AUTOMATIC PAYMENT PHASE

Your contract will enter the automatic payment phase if your contract value falls to zero immediately after a withdrawal or charge at any point prior to the earliest benefit date. If your contract enters the automatic payment phase, the benefit base will be applied to provide monthly annuity payments under a Life with a Period Certain of 60 months option based on the age of the oldest annuitant unless you select a different annuity payment option under this rider as described below. We will notify you by letter that your contract has entered the automatic payment phase and offer you the opportunity to choose from the allowable annuity payment options. If we receive a withdrawal request that would result in your contract entering the automatic payment phase, we will notify you and offer you the opportunity to cancel the withdrawal. YOUR CONTRACT IS NOT ELIGIBLE FOR THE AUTOMATIC PAYMENT PHASE IF IN THE YEAR IN WHICH YOUR CONTRACT VALUE FALLS TO ZERO IMMEDIATELY AFTER A WITHDRAWAL OR CHARGE, OR IN ANY PRIOR CONTRACT YEAR, THE CUMULATIVE WITHDRAWALS FOR THE CONTRACT YEAR EXCEED THE GREATER OF 5% OF THE ROLL-UP VALUE AS OF THE PRIOR CONTRACT ANNIVERSARY OR THE RMD AMOUNT. In the unlikely event your contract value falls to zero due solely to market performance and not due to a withdrawal or charge, your contract will not be eligible for the automatic payment phase. If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.

ANNUITY PAYMENT OPTIONS

You may not elect a partial annuitization of the benefit base under this rider. You may however, partially annuitize your contract value while this rider is in effect, but the partial annuitization will be treated as a withdrawal for the purpose of reducing the benefit base. See the section above entitled 'Benefit Base' for a detailed description of how a partial annuitization will impact the benefit base.

You may elect the GMIB to be paid under one of the following annuity payment options:

  . Life Annuity -- annuity payments payable for the lifetime of the annuitant, ending with the last annuity payment due prior to the annuitant's death.

  . Life with a Period Certain of 60 Months -- annuity payments payable for the lifetime of the annuitant; provided, if the annuitant dies before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

  . Joint Life with 100% to Survivor -- annuity payments payable for the joint lifetimes of the annuitant and designated joint annuitant. The annuity payments end with the last annuity payment due before the survivor's death.

  . Joint Life with 100% to Survivor with a Period Certain of 60 Months -- annuity payments payable for the joint lifetimes of the annuitant and joint annuitant; provided, if both annuitants die before annuity payments have been made for the entire period certain, annuity payments will continue to the beneficiary for the remainder of the period.

If a single life option is chosen and joint owners are named, monthly fixed annuity payments will be made for the lifetime of the oldest joint owner. You may name a joint annuitant on the benefit date for purposes of a Joint Life option provided the joint annuitant is your spouse or the difference in ages of the annuitants is no more than 10 years.

Annuity payments will be made on a monthly basis, unless we agree to another payment frequency. If the amount of the benefit base is less than $5,000, we reserve the right to make one lump sum payment in lieu of annuity payments. If the amount of the first annuity payment is less than $150, we may reduce the frequency of annuity payments to meet this minimum payment requirement.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

    (a)100% allocation to an allowable Focused Portfolio Strategy;

    (b)100% allocation among allowable sub-accounts; or

    (c)100% allocation to the CustomChoice Allocation Option.


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan.

SPOUSAL CONTINUATION

If the contract owner dies and the contract to which this rider is attached is continued on the life of the contract owner's spouse (as defined by federal law) pursuant to Internal Revenue Code Section 72(s) and the terms of the contract, the rider will continue with the surviving spouse as owner and annuitant for purposes of this benefit.

Spousal continuation will not affect the benefit base calculation or the initial benefit date; however, the new annuitant's age will be used to determine the amount of fixed annuity payment available under this rider.

RIDER TERMINATION

This rider will terminate upon the earliest of:

    (a)the contract anniversary following the oldest owner's 90th birthday; or

    (b)termination or surrender of the contract, other than due to a withdrawal or charge that triggers the automatic payment phase of this rider (If your contract is not eligible for the automatic payment phase, any withdrawal or charge that reduces your contract value to zero terminates the rider and the contract.); or

    (c)any change of owner or joint owner after the rider effective date; or, in the case of a non-natural owner, any change of annuitant, other than the addition of a joint annuitant as provided for under annuity payment options, after the rider effective date; or

    (d)the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

    (e)the death of the owner or joint owner (or annuitant if the owner is non-natural) unless the contract is continued subject to the spousal continuation provision; or

    (f)the date the GMIB is exercised.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of the rider or surrender of the contract.

ENCORE LIFETIME INCOME-SINGLE (ENCORE-SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Single effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Single effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the Encore-Single effective date, purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant, in the case of a non-natural owner) or the Encore-Single effective date. The Encore-Single effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Single effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Single exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Single effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Single effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the Encore-Single effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the Encore-Single effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                          ---       ------------------------
                    through age 64            4.0%
                       65 - 79                5.0%
                         80+                  6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Single effective date to a cumulative total of $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

    (a)is the benefit base immediately prior to the withdrawal,

    (b)is the amount of the withdrawal, and

    (c)is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

    (a)is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

    (b)is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD), whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year

2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option.


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT                                 .  Ivy Funds VIP Pathfinder Moderate
    Advantus Managed Volatility Fund       -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group.

If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Single rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of the owner or any joint owner which we were not obligated to make by the terms of your contract and this rider.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Single effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the Encore-Single effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the Encore-Single effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of an owner.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ENCORE LIFETIME INCOME-JOINT (ENCORE-JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Encore-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Encore-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or in the form of annuity payments if the contract value is zero. See Appendix H for examples of how this rider works.

Encore-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the Encore-Joint effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . Beginning 7 years after the Encore-Joint effective date, you may elect to terminate this rider by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date immediately following the date you provide notice of termination.

  . The oldest Designated Life (as defined below) must be under age 81 at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the 5% Death Benefit Increase, Premier Death Benefit, Estate Enhancement Option or in combination with any other living benefit.

  . After the first contract year following the Encore-Joint effective date, subsequent purchase payments are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Encore-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Encore-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

In each contract year, beginning at the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below. The amount received will be in the form of a withdrawal of contract value, if available, or in the form of annuity payments. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix H.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the Encore-Joint effective date. The Encore-Joint effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election.

CALCULATING THE BENEFIT BASE

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the Encore-Joint effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below. The benefit base is subject to a maximum of $5,000,000.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Encore-Joint exceeds your current rider charge and the benefit base increases, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the Encore-Joint effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 5%. If the resulting amount is greater than the current benefit base it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased rider charge if the benefit base is greater than the contract value as a result of the enhancement.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the Encore-Joint effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the Encore-Joint effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the Encore-Joint effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix H for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the Encore -- Joint effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-79                 5.0%
                     80 and older             6.0%

See Appendix H for examples of how the Annual Income Percentage is used to determine the GAI.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the annual income percentage shown above based on the age of the youngest Designated Life as of the date the purchase payment is credited to the contract. We may limit subsequent purchase payments after the first contract year following the Encore-Joint effective date to $25,000, without our prior consent. See Appendix H for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider will terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, withdrawals will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS AFTER THE BENEFIT DATE

Each contract year after the benefit bate you may withdraw an amount less than or equal to the GAI or, if this contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

    The benefit base will be reduced by an amount equal to (a) multiplied by
    (b) divided by (c) where:

       (a) is the benefit base immediately prior to the excess portion of the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

    The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by (c) where:

       (a) is the GAI prior to the withdrawal,

       (b) is the amount of the excess withdrawal, and

       (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix H for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2010 contract year ending March 31, 2011 is $5,000. The RMDs for calendar years 2010 and 2011 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2010 and $2,000 in the first quarter of calendar year 2011, then the owner will have withdrawn $6,500 for the 2010 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2010 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2011 he or she takes it in the last quarter of 2010. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix H for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not insure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Encore-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable unless the benefit base is greater than zero. If the benefit base is greater than zero at the time of death, payments will continue until the benefit base is reduced to zero. These remaining payments, if any, will be made to your beneficiaries.

At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the 'Interest Rate Swap' rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS UNDER ENCORE-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

If annuity payments are required to begin, the Encore-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Please see the section entitled "Electing the Retirement Date and Annuity Option" for further details on the maturity date and the required beginning of annuity payments.

EFFECT OF PAYMENT OF DEATH BENEFIT

If you and the Joint Designated Life die while the contract value is greater than zero and before the benefit base is reduced to zero, the beneficiary may elect to receive the death benefit under the contract and this rider will terminate. Alternatively, the beneficiary may be able to elect to continue this rider by taking withdrawals of the current GAI at least annually until the benefit base is reduced to zero. If you and the Joint Designated Life die while the contract value is greater than zero and the benefit base is zero, the beneficiary is entitled to the death benefit under the contract and this rider will terminate. No additional purchase payments may be made and no additional increases to the GAI or benefit base will occur. If the beneficiary elects to continue the Encore-Joint rider, the charges for this rider will continue to apply. If your designated beneficiary is not your surviving spouse and withdrawals of the GAI extend beyond the beneficiary's life expectancy, this rider will terminate and the beneficiary will be required to take the death benefit under the contract to comply with Internal Revenue Code sections 72(s) or 401(a)(9), as applicable. We may recover from you or your estate any payments made after the death of both Designated Lives.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date.

RIDER TERMINATION

You may elect to cancel this benefit on any contract anniversary beginning seven contract years after the Encore-Joint effective date. You must provide a written request to cancel within 30 days prior to the applicable contract anniversary.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note - a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of the Designated Lives after the Encore-Joint effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid either as a lump sum or an adjustment to the contract value under the terms of the contract; or

   (e) the date the benefit base is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- SINGLE (OVATION II -- SINGLE) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how this rider works.

Ovation II -- Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                        65-74                 5.0%
                        75-79                 5.5%
                         80 +                 6.5%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation II -- Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME II -- JOINT (OVATION II -- JOINT) OPTION

EFFECTIVE OCTOBER 4, 2013, THIS OPTION IS NO LONGER AVAILABLE.

Ovation II -- Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation II -- Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix J for examples of how the benefit base and GAI are calculated.

Ovation II -- Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . If available, you may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation II -- Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation II -- Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how the benefit base and GAI are calculated are included in Appendix J.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation II -- Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases.

BENEFIT BASE ENHANCEMENT

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. If you take a withdrawal during the first 10 contract years following the rider effective date, you will not receive the benefit base enhancement for any contract year in which you took a withdrawal. The 10-year period for which you are eligible for a benefit base enhancement will not be extended for years in which you take a withdrawal and are no longer eligible for the benefit base enhancement. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix J for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix J for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.0%
                        65-74                 4.5%
                        75-79                 5.0%
                         80 +                 6.0%

See Appendix J for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix J for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix J for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2012 contract year ending March 31, 2013 is $5,000. The RMDs for calendar years 2012 and 2013 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2012 and $2,000 in the first quarter of calendar year 2013, then the owner will have withdrawn $6,500 for the 2012 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2012 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2013, he or she takes it in the last quarter of 2012. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix J for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub-accounts; or

   c)  100% allocation to the CustomChoice Allocation Option


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect the Ovation II rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts, and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation II -- Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION II -- JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation II -- Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation II -- Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation II -- Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-SINGLE (OVATION-SINGLE) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Single is a guaranteed lifetime withdrawal benefit. This optional rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the contract owner's life, regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Single does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest contract owner (or annuitant if a non-natural contract owner) must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the contract owner's death (or in the case of joint owner's, until the first death). The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner) or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Single exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the oldest owner (or the oldest annuitant in the case of a non-natural owner), if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the oldest owner on the rider effective date, date of the purchase payment or reset date. If the owner of this contract is other than a natural person, such as a trust or other similar entity, the annual income percentage is determined based on the age of the oldest annuitant.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the oldest owner (or annuitant in the case of a non-natural owner) as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Single.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of any owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of any owner, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-SINGLE

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Single rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or any joint owner. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

RIDER TERMINATION

Once you elect the Ovation-Single rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change of owner or joint owner after the rider effective date, or in the case of a non-natural owner, any change of annuitant or joint annuitant after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the death of the owner or joint owner, or in the case of a non-natural owner, the death of the annuitant or joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

OVATION LIFETIME INCOME-JOINT (OVATION-JOINT) OPTION

EFFECTIVE MAY 15, 2012, THIS OPTION IS NO LONGER AVAILABLE.

Ovation-Joint is also a guaranteed lifetime withdrawal benefit. Unlike Ovation-Single, however, this rider is designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount (Guaranteed Annual Income (GAI), described below) beginning on the benefit date and continuing over the lifetime of two "Designated Lives" regardless of underlying sub-account performance. The amount received will be in the form of a withdrawal of contract value if the contract value is greater than zero or pursuant to the automatic payment phase if the contract value is zero. See Appendix I for examples of how this rider works.

Ovation-Joint does not guarantee investment gains or a minimum contract value. Because the GAI is paid in the form of a withdrawal until your contract value reaches zero, our obligation to pay you more than your contract value will only arise if your entire contract value has been exhausted. You can take withdrawals from your contract without electing this option. You should also consider the following:

  . Election of this rider may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from the contract, then this rider is generally not appropriate for you.

  . The maximum benefit base under this rider is $5,000,000. If you make large purchase payments, you may not realize the full benefit of the increases in benefit base provided by this rider.

  . Withdrawals under this rider are treated like any other contract withdrawal for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts or any other contract feature impacted by a withdrawal.

  . You may elect this rider at the time the contract is issued or within 30 days prior to any contract anniversary as long as this benefit is available for purchase by new customers. The rider will be effective on either the rider issue date, if elected at the time the contract is issued, or the contract anniversary immediately following election, also known as the rider effective date.

  . If you take withdrawals prior to the benefit date (described below) or in excess of the GAI (described below), you will reduce the benefit you receive and may prematurely terminate the contract and the rider.

  . If you take any withdrawals from the contract prior to the 10/th/ contract anniversary following the rider effective date, or prior to the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life (as defined below), whichever is later, you will not be eligible for the 200% benefit base guarantee and will reduce the benefit available with this rider.

  .  Once you elect this option you may not cancel it.

  . The oldest Designated Life must be age 80 or younger at the time the rider becomes effective.

  . Your entire contract value must be allocated to an allocation plan approved by us for use with this rider while this rider is in effect.

  . You may not elect this rider if you have selected the Premier Death Benefit, 5% Death Benefit Increase, Estate Enhancement Benefit or in combination with any other living benefit.

  . After the first contract year following the rider effective date, subsequent purchase payments are limited to a cumulative total of $25,000, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account. These terms refer to contracts which, pursuant to current federal tax laws, may be continued by a decedent's named beneficiary.

  . This rider may not be available under certain employer-sponsored qualified plans.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse (as defined by federal law) of the Designated Life. All references to "Designated Lives" will mean both the Designated Life and Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the Ovation-Joint option. The Designated and Joint Designated Life will be shown on your contract rider. The Ovation-Joint rider is not beneficial to the Joint Designated Life unless he or she is recognized as a spouse under federal law. Consult your tax advisor prior to purchasing this rider if you have questions about your spouse's status under federal law.

THE BENEFIT

This rider guarantees that in each contract year, beginning on the benefit date (described below), you may elect to receive an amount up to the Guaranteed Annual Income (GAI) until the death of both Designated Lives. The amount received will be in the form of a withdrawal of contract value if available, or pursuant to the automatic payment phase. If you take withdrawals in a single contract year in excess of the GAI it may result in a reduced GAI, as described below, and negatively impact your benefit. The method used to calculate the GAI is described below. Several examples to help show how this rider works are included in Appendix I.

THE BENEFIT DATE

The benefit date is the date on which you may begin to receive the GAI. The benefit date is the later of the contract anniversary following the 59/th/ birthday of the youngest Designated Life, or the rider effective date. The rider effective date is the rider issue date, if the rider is elected at issue, or the contract anniversary immediately following election, if the rider is elected after contract issue.

CALCULATING THE BENEFIT BASE

BENEFIT BASE MAXIMUM

The benefit base is subject to a maximum of $5,000,000. This applies to the initial benefit base, as well as increases due to the benefit base reset, benefit base enhancement, or the 200% benefit base guarantee.

INITIAL BENEFIT BASE

The initial benefit base will be set to the initial purchase payment if this rider is added when your contract is issued. If it is added on a subsequent contract anniversary, the initial benefit base will be equal to the contract value on the rider effective date. Subsequent purchase payments will increase the benefit base and subsequent withdrawals will decrease the benefit base as described below.

BENEFIT BASE RESET

On each reset date the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. On each reset date, if the rider charge applicable to new customers purchasing Ovation-Joint exceeds your current rider charge and the benefit base increases to the contract value, we reserve the right to increase the charge for your rider. The rider charge following the increase will not exceed the current rider charge for new issues which may equal the maximum annual rider charge. If we are no longer issuing this rider, we reserve the right to increase the rider charge to an amount that will not exceed the maximum annual rider charge. The increase will take effect on the date of the next benefit base reset following the date we increase the rider charge. See the section of this Prospectus entitled 'Contract Charges and Fees' for additional details on the charges for this rider.

You may elect to decline the rider charge increase. DECLINING THE RIDER CHARGE INCREASE WILL RESULT IN NO INCREASE TO THE BENEFIT BASE. You will be notified in writing a minimum of 30 days prior to the reset date that you may decline the rider charge increase. If you elect to decline the rider charge increase, you must provide a written request to us no less than seven calendar days prior to the reset date. Once you notify us of your decision to decline the rider charge increase, you will no longer be eligible for future benefit base increases until you provide a written request that you wish to reinstate benefit base increases. Any reinstatement request will take effect at the next reset date and your contract will be subject to current charges, not to exceed the maximum annual rider charge.

BENEFIT BASE ENHANCEMENT

On each contract anniversary prior to the first withdrawal, for a period up to 10 years following the rider effective date, we will take the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, and increase that amount by 6%. If the resulting amount is greater than the current benefit base, following any applicable benefit base reset, it will become the new benefit base. Because rider charges apply to the greater of the benefit base or contract value, the benefit base enhancement may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the enhancement.

200% BENEFIT BASE GUARANTEE

On the later of the 10/th/ contract anniversary following the rider effective date, or the contract anniversary on or following the 70/th/ birthday of the youngest Designated Life, if no withdrawals have been taken from the contract, the 200% benefit base guarantee is equal to the sum of (a), (b), and (c), where:

   (a) is 200% of the initial benefit base,

   (b) is 200% of all subsequent purchase payments made in the one year following the rider effective date, and

   (c) is 100% of all subsequent purchase payments made after the first contract anniversary following the rider effective date.

If the 200% benefit base guarantee is greater than the current benefit base, following any applicable benefit base reset or benefit base enhancement, it will become the new benefit base. THE BENEFIT BASE AFTER ADJUSTMENT REMAINS SUBJECT TO THE BENEFIT BASE MAXIMUM OF $5,000,000. Accordingly, if your initial benefit base is over $2,500,000, you would not receive the full value of the 200% benefit base guarantee because 200% of the initial benefit base would exceed the $5,000,000 benefit base maximum. In that case, your benefit base would be adjusted to $5,000,000. IF YOU TAKE A WITHDRAWAL ON OR BEFORE THE DATE

YOUR BENEFIT BASE IS ELIGIBLE FOR THE 200% BENEFIT BASE GUARANTEE, THE 200% BENEFIT BASE GUARANTEE TERMINATES WITHOUT VALUE. This means that you will not receive the 200% benefit base guarantee. Because rider charges apply to the greater of the benefit base or contract value, the benefit base adjustment may result in an increased cost of the rider if the benefit base is greater than the contract value as a result of the adjustment. See Appendix I for examples of how the benefit base adjustment is calculated.

CALCULATING THE GAI

The initial GAI will be equal to the benefit base on the rider effective date multiplied by the annual income percentage (described below) based on the age of the youngest Designated Life as of the rider effective date.

On each reset date the GAI will be reset to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the reset date, and

   (b) is equal to (1) multiplied by (2) where:

       (1) is the benefit base on the reset date, after all applicable benefit base adjustments described above, and

       (2) is the annual income percentage based on the age of the youngest Designated Life as of the reset date.

The reset dates are the one year anniversary of the rider effective date and each subsequent one year anniversary. Subsequent purchase payments and withdrawals will adjust the GAI as described below. See Appendix I for examples of how the GAI is calculated.

THE ANNUAL INCOME PERCENTAGE

The annual income percentage is multiplied by the benefit base to determine the GAI. The annual income percentage is determined based on the age of the youngest Designated Life on the rider effective date, date of the purchase payment or reset date.

                         AGE        ANNUAL INCOME PERCENTAGE
                         ---        ------------------------
                    through age 64            4.5%
                       65 - 74                5.0%
                       75 - 79                5.5%
                         80 +                 6.5%

See Appendix I for examples of how the annual income percentage is used to determine the GAI.

GAI ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

This adjustment is not calculated in the same manner as a benefit base reset. The benefit base will be increased by the amount of any subsequent purchase payments. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable annual income percentage shown above, based on the age of the youngest Designated Life as of the date the subsequent purchase payment is credited to the contract, subject to the maximum GAI immediately following a subsequent purchase payment described below.

The GAI immediately following a subsequent purchase payment is subject to a maximum of (a) multiplied by (b) where:

   (a) is the benefit base maximum of $5,000,000, and

   (b) is the annual income percentage based on the applicable age as of the date the subsequent purchase payment is credited to the contract.

We may limit subsequent purchase payments after the first contract year following the rider effective date to a cumulative total of $25,000, without our prior consent. See Appendix I for examples of how the GAI is adjusted for subsequent purchase payments.

WITHDRAWALS

You should consider the following before taking a withdrawal under this contract or rider:

  . Withdrawals under this rider are treated like any other contract withdrawals for the purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals taken prior to the benefit date will reduce the guarantees provided under this rider, as described below.

  . A withdrawal which causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal and which reduces the contract value to zero is considered a surrender of the contract. In this event the contract is not eligible for the automatic payment phase and the contract and rider terminate.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . If you decide to apply an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for the purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

  . A withdrawal taken prior to the date your benefit base is eligible for the 200% benefit base guarantee adjustment will result in you not being eligible for such adjustment, as described above.

  . Any provision in your annuity requiring there be a minimum contract value following any withdrawal is waived while this rider is in effect.

If you choose the Focused Portfolio Strategies or the CustomChoice Allocation Option, any withdrawals you take will be deducted from the sub-accounts of the variable annuity account on a pro rata basis relative to the contract value. If you choose the other allowable allocation option, you may take a withdrawal from any allowable sub-account in any proportion.

ADJUSTMENT FOR WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the benefit date, it will cause both the benefit base and the GAI to be recalculated and reduced. The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be equal to (a) multiplied by (b) where:

   (a) is the benefit base following the withdrawal (i.e., the result of the benefit base recalculation above), and

   (b) is the annual income percentage based on the applicable age as of the date of the withdrawal.

ADJUSTMENT FOR WITHDRAWALS TAKEN AFTER THE BENEFIT DATE

Each contract year after the benefit date you may withdraw an amount less than or equal to the GAI or, if the contract is part of a tax qualified plan, the Required Minimum Distribution (RMD) for this contract, whichever is greater. These withdrawals will immediately reduce the contract value and benefit base by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the remaining GAI may not be carried forward to future contract years.

Any amount you withdraw in a single contract year after the benefit date which is in excess of the greater of the GAI or RMD amount will cause the benefit base and GAI to be recalculated. The benefit base will be recalculated on a pro rata basis. This means that the lower the contract value is relative to the benefit base, the greater the reduction in the benefit base. The recalculation is as follows:

The benefit base will be reduced by an amount equal to (a) multiplied by
(b) divided by (c) where:

   (a) is the benefit base immediately prior to the excess portion of the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to (a) multiplied by (b) divided by
(c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

See Appendix I for examples demonstrating adjustments to the benefit base and GAI for withdrawals after the benefit date.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract to meet any required minimum distribution requirement pursuant to the Internal Revenue Code, as amended from time to time, and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the greater of the RMD applicable at the time of the withdrawal or the GAI for that contract year, then the benefit base and GAI would be recalculated, as described above. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and there are no withdrawals other than as described. The GAI for the 2011 contract year ending March 31, 2012 is $5,000. The RMDs for calendar years 2011 and 2012 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the last three quarters of calendar year 2011 and $2,000 in the first quarter of calendar year 2012, then the owner will have withdrawn $6,500 for the 2011 contract year (April 1 to March 31). Since the sum of the owner's withdrawals for the 2011 contract year is less than the RMD applicable at the time of the withdrawal (i.e., $8,000) the GAI would not be recalculated.

Consider another example using the same assumptions in the paragraph above, but instead of the contract owner taking the $2,000 withdrawal in the first quarter of 2012, he or she takes it in the last quarter of 2011. In that case, the withdrawals for the contract year (i.e., $6,500) exceed the applicable RMD at the time of the withdrawal (i.e., $6,000) and the GAI would be recalculated according to the calculations set forth above for withdrawals in excess of the greater of the GAI or RMD. Note -- the last withdrawal makes the total withdrawals for the year exceed the RMD amount. See Example #6 of Appendix I for an example of how an excess withdrawal is calculated.

CONTRACT VALUE ALLOCATION PLAN

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   a)  100% allocation to an allowable Focused Portfolio Strategy;

   b)  100% allocation among allowable sub accounts; or

   c)  100% allocation to the CustomChoice Allocation Option


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract.'

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with Ovation-Joint.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero and the GAI is greater than zero, the contract will enter the automatic payment phase and no future benefit base increase will occur. This means that if the contract enters the automatic payment phase, you will no longer be eligible for a benefit base reset, benefit base enhancement, or the 200% benefit base guarantee. If the contract is reduced to zero by a withdrawal that causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal, the withdrawal is considered a surrender of the contract and this rider will terminate. This means that the GAI will be zero and your contract will not enter the automatic payment phase.

We will notify you by letter if your contract enters the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Upon the death of both Designated Lives, this rider terminates and no further benefits are payable under this rider.

ANNUITY PAYMENTS UNDER OVATION-JOINT

If you elect to receive annuity payments, you may apply your available contract value to any annuity payment option in accordance with your contract terms. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the benefit base and GAI. Be sure to read the section entitled 'Annuitization Benefits and Options' if you are considering annuitizing your contract.

If annuity payments are required to begin, the Ovation-Joint rider allows you to elect from an additional annuity payment option to receive an annual amount equal to the GAI at any frequency offered by us, but at least annually, until the death of both Designated Lives. Annuity payments are required to begin on the maturity date. Please see the section entitled 'Electing the Retirement Date and Annuity Option' for further details on the maturity date and the required beginning of annuity payments.

SPOUSAL CONTINUATION

If the contract owner dies, the surviving spouse may elect to continue the contract and this rider provided the surviving spouse is the Joint Designated Life and this rider is in effect at the time of contract continuation. The GAI will be recalculated on the next reset date. If the surviving spouse elects to continue the contract and this rider, he or she will continue to be subject to the Ovation-Joint rider charge.

RIDER TERMINATION

Once you elect the Ovation-Joint rider, you may not elect to cancel it.

The rider will automatically terminate at the earliest of:

   (a) termination or surrender of the contract (Note -- a withdrawal that reduces the contract value to zero and causes the cumulative withdrawals for the contract year to exceed the greater of the GAI or RMD applicable at the time of the withdrawal is considered a surrender of the contract); or

   (b) any change to a Designated Life after the rider effective date; or

   (c) the annuity commencement date where all remaining amount available has been applied to provide annuity payments; or

   (d) the date any death benefits are paid as a lump sum under the terms of the contract; or

   (e) the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION

EFFECTIVE MARCH 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

The GIPB option is a type of guaranteed minimum income benefit. The GIPB option guarantees a stated or fixed income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

  . If you do not intend to annuitize your contract, you will not receive the benefit of this option, and therefore this option may not be appropriate for you.

  . You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

  .  Once you elect this option you may not terminate or cancel the option.

  . The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

  .  You may not elect this option in combination with any other living benefit.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90/th/ birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to annuitize only a portion of your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

  .  Option 1 - Life Annuity

  . Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

  .  Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

THE GUARANTEED INCOME PROVIDER BASIS IS THE GREATER OF:

  . the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

  .  the Guaranteed Income Provider 5% Increase Value.

THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY VALUE IS EQUAL TO THE GREATER OF:

  .  the contract value; or

  . the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER HIGHEST ANNIVERSARY
VALUE:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE IS EQUAL TO THE SUM OF:

  . the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

  . Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

REDUCTION PROCEDURE FOR THE GUARANTEED INCOME PROVIDER 5% INCREASE VALUE:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii)On a pro rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

  .  the contract is fully annuitized;

  .  the contract is terminated or surrendered; or

  . the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. If you withdraw amount(s) in excess of the Guaranteed Annual Withdrawal, you will reduce the benefit you receive with this contract option.

  . Election of this option may or may not be beneficial to you. Since this benefit is accrued through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you. Amounts taken under the GMWB will first be taken from your contract value as described below. Our obligation to pay you more than your contract value will only arise in certain circumstances. Therefore, as you consider election of this option you should consider whether the value of the benefit and the level of protection that the option provides you, along with its costs, are consistent with your financial objectives and the assurances you are seeking.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

  . Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

  . You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option in combination with any other living benefit.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: "Guaranteed Withdrawal Benefit Enhancement" and "Guaranteed Withdrawal Benefit Reset Option."

CALCULATING THE INITIAL GWB AND GAW

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. After the first contract year following the GMWB effective date we restrict the application of subsequent purchase payments to the GWB to $100,000 without our prior written approval.

ADJUSTMENTS FOR WITHDRAWALS

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an annuity payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a tax qualified plan, in any one contract year, will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

   (i) 7% of the recalculated GWB; or

   (ii)7% of the current contract value after the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Sections 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to
Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

If you do not take any withdrawals during the first three years after the GMWB effective date, your GWB will be increased on the third contract anniversary following the GMWB effective date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

GUARANTEED WITHDRAWAL BENEFIT RESET OPTION

Beginning with the third contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a three year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

  .  if the GWB is reduced to zero; or

  . if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

  . if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In the case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If the GMWB option is still in effect and annuity payments are required to begin, you may choose an additional annuity option. This annuity option provides a fixed annuity payment equivalent on an annual basis to your maximum GAW, until the GWB is reduced to zero, at which point annuity payments will cease. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) OPTION

EFFECTIVE AUGUST 1, 2010, THIS OPTION IS NO LONGER AVAILABLE.

This contract option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, generally over their life regardless of underlying sub-account performance. It allows a contract owner to take withdrawals from their contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The annual GAI amount will be set based on the age of the oldest contract owner on the GLWB effective date and it will range from 4.0% to 6.0% of the Guaranteed Withdrawal Benefit (GWB). If you withdraw amount(s) in excess of the guaranteed amount you will reduce the benefit you receive under this contract option.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB effective date.

  . Beginning 7 years after the GLWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits or the Guaranteed Income Provider Benefit or the Guaranteed Minimum Withdrawal Benefit in the same contract.

  . After the first contact year following the GLWB effective date, subsequent purchase payments that may be applied to the GLWB option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix E.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to the GWB multiplied by the Annual Income Percentage shown below, which is based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) at the GLWB effective date. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, a withdrawal that exceeds the GAI in a contract year, Guaranteed Annual Income Reset, or as otherwise described below.

                         AGE    ANNUAL INCOME PERCENTAGE
                         ---    ------------------------
                       50 - 59            4.0%
                       60 - 69            5.0%
                       70 - 79            5.5%
                         80+              6.0%

These percentages apply for purchase payments, as well as the Guaranteed Annual Income Reset described later. When there are multiple purchase payments over several years, more than one Annual Income Percentage may apply for purposes of calculating the GAI. For example, if a purchase payment is made at age 58, the Annual Income Percentage that will apply to that payment is 4.0%. If a subsequent purchase payment is made at age 65, the Annual Income Percentage that applies to the subsequent payment is 5.0%. If there are withdrawals that exceed the GAI in any contract year, there will no longer be a single applicable Annual Income Percentage from this table since the GAI and GWB are adjusted based on the contract value at the time of the withdrawal(s).

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by the applicable Annual Income Percentage shown above, based on the age of the oldest contract owner (or oldest annuitant in the case of a non-natural owner) as of the date the purchase payment is credited to the contract. After the first contract year following the GLWB effective date we restrict the application of subsequent purchase payments to the GWB and GAI to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract. Please remember that withdrawals under the GLWB are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

ADJUSTMENTS FOR WITHDRAWALS LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro rata from your values in the general account and each sub-account of the variable annuity account. If you decide to annuitize your contact in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

ADJUSTMENTS FOR WITHDRAWALS IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the Required Minimum Distribution (RMD) for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the excess withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the amount of the excess withdrawal, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter the automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but no less frequently than annually, until the death of the contract owner or the death of any joint owner (or annuitant in the case of a non-natural owner). Once selected, the frequency may not be changed without our prior consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated.

Upon the death of the contract owner or any joint owner (or annuitant in the case of a non-natural owner) before the GWB reaches zero, the GAI will be paid at least annually to your beneficiaries until the GWB reaches zero. When the GWB reaches zero, this rider terminates and no further benefits are payable. At our discretion, we may elect to pay your beneficiaries a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

GUARANTEED ANNUAL INCOME RESET

Beginning with the third contract anniversary following the GLWB effective date and every 3 years thereafter the GAI will go through a "Guaranteed Annual Income Reset" (GAI Reset) process. This GAI Reset will occur automatically and the charge for the contract option will not change. The new GAI will be equal to the greater of (a) or (b) where:

   (a) is the GAI immediately prior to the GAI reset; and

   (b) is an amount equal to: (1) multiplied by (2) where:

       1)  is the greater of the GWB or the contract value; and

       2) is the Annual Income Percentage based on the age of the oldest owner, (or oldest annuitant if a non-natural owner), at the time of the GAI reset.

In no event however, will the new GAI be less than the old GAI. The GAI following the GAI Reset may be the same as before the GAI Reset even if the applicable Annual Income Percentage based on current age has increased.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.


B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------

Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. No additional purchase payments may be made and no additional GAI Reset will occur. If the beneficiary elects to continue the GLWB option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB may not be elected again until the next contract anniversary, subject to availability

The GLWB option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-SINGLE (GLWB II-SINGLE) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, generally over the contract owner's life, regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the contract owner's 59/th/ birthday or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Single effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date, or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . The oldest contract owner (or annuitant, if a non-natural contract owner) must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Single effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Single effective date, subsequent purchase payments that may be applied to the GLWB II-Single option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a "stretch" IRA or other "decedent" type account.

The GLWB II-Single option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of the contract owner's life (or in the case of joint owners, the lifetime of the first joint owner to die), or
(b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the oldest contract owner (or oldest annuitant, in the case of a non-natural owner) or the GLWB II-Single effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to your contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Single to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $8,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the oldest contract owner's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event that you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Single to new customers is higher than the rider charge that currently applies to your GLWB II-Single rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the charge for other GLWB II-Single riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Single riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-SINGLE RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you do not take withdrawals from your contract for the first ten years you have this optional benefit. On each contract anniversary prior to your first withdrawal from the contract, for a period of up to 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Single and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


 -----------------------------------------------------------------------------
 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
 -----------------------------------------------------------------------------


Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

At the death of the first contract owner (or first annuitant if a non-natural owner) and if the contract owner (or annuitant, as applicable) die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Single option, the charges for this option will continue to apply. If your designated beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Single will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Single effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Single may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Single option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  . any change of the contract owner or joint contract owner after the GLWB II-Single effective date, or in the case of a non-natural owner, any change of the annuitant or joint annuitant after the GLWB II-Single effective date; or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid either as a lump sum or as an adjustment to the contract value under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of the contract owner, the first joint owner, or in the case of a non-natural owner, the annuitant or any joint annuitant.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of any joint owner. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of the contract owner or the death of any joint owner, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT II-JOINT (GLWB II-JOINT) OPTION

EFFECTIVE MAY 15, 2009, THIS OPTION IS NO LONGER AVAILABLE.

  . This contract option is also designed to provide a benefit that guarantees the contract owner a minimum annual withdrawal amount, and it works very similar to the Guaranteed Lifetime Withdrawal Benefit II -- Single Life Option. However its guarantee is over the lifetime of both "designated lives" (instead of a single life) regardless of underlying sub-account performance. Beginning on the later of the contract anniversary following the 59(th) birthday of the youngest designated life or the date this contract option is added, it allows a contract owner to take withdrawals from the contract each contract year up to a specified maximum amount known as the Guaranteed Annual Income (GAI) amount. The GAI amount will be 5% of the Guaranteed Withdrawal Benefit described below.

  . Election of this contract option may or may not be beneficial to you. Since this benefit is accessed through withdrawals from the contract, if you do not intend to take withdrawals from your contract, then this option may not be appropriate for you.

  . Beginning 7 years after the GLWB II-Joint effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

  . If you take withdrawals prior to the Benefit Date or in excess of the annual guaranteed amount, you will reduce the benefit you receive.

  . Both "Designated Lives" must be age 50 or over and must be under age 81 at the time the rider becomes effective.

  . You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GLWB II-Joint effective date.

  . Your entire contract value must be allocated to an investment option or allocation plan approved and maintained by us while this option is in effect.

  . You may not elect this contract option if you have selected the 5% Death Benefit Increase, Premier Death Benefit optional death benefit or in combination with any other living benefit.

  . After the first contact year following the GLWB II-Joint effective date, subsequent purchase payments that may be applied to the GLWB II-Joint option are limited to a total of $25,000 in the aggregate, without our prior consent.

  . This rider may not be purchased for a: "stretch" IRA or other "decedent" type account; TSA; Deferred Compensation Plan; Charitable Remainder Trust; Qualified Retirement Plan; 412(i) Plan; or corporate non-qualified contract.

The GLWB II-Joint option is designed to provide a benefit that guarantees the contract owner an annual minimum withdrawal amount, regardless of underlying sub-account performance. In each contract year, beginning at the Benefit Date, you may withdraw up to the Guaranteed Annual Income (GAI) from your contract for the longer of: (a) the duration of both designated lives, or (b) until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero.

The Benefit Date is the later of the contract anniversary following the 59/th/ birthday of the youngest designated life or the GLWB II-Joint effective date. The method used to calculate the GAI and the GWB is described below. This option does not guarantee any investment gains. Several examples to help show how this option works are included in Appendix F.

DESIGNATED LIFE, JOINT DESIGNATED LIFE AND DESIGNATED LIVES

The "Designated Life" is the owner of the contract, or the annuitant in the case of a non-natural owner, unless otherwise agreed to by us. The "Joint Designated Life" is either the joint owner, joint annuitant if a non-natural owner, or the sole primary beneficiary on the contract, unless otherwise agreed to by us. The Joint Designated Life must be the spouse of the designated life. All references to "Designated Lives" will mean both the Designated Life and the Joint Designated Life. The Designated Life and Joint Designated Life will be used to determine the benefits under the GLWB II-Joint option. The Designated Life and the Joint Designated Life will be shown on your contract rider.

CALCULATING THE INITIAL GWB AND GAI

The GWB for your contract will be equal to the initial purchase payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times.

The initial GAI for your contract will be equal to 5% of the initial GWB value on the effective date of the option. Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawal that exceeds the GAI in a contract year, Guaranteed Withdrawal Benefit Reset, Guaranteed Withdrawal Benefit Enhancement, or as otherwise described below.

ADJUSTMENT FOR SUBSEQUENT PURCHASE PAYMENTS

The GWB will be increased by the amount of any subsequent purchase payments as of the date the purchase payment is credited to the contract. The GAI will also be increased by the amount of the subsequent purchase payment multiplied by 5% as of the date the purchase payment is credited to the contract. You may make additional purchase payments to the contract. However, after the first contract year following the effective date of the option, we restrict the application of subsequent purchase payments to the GLWB II-Joint to $25,000 in the aggregate without our prior written approval.

WITHDRAWALS

  . Withdrawals taken prior to the Benefit Date will reduce the benefit you will receive, as described below.

  . Withdrawals may be taken in a lump sum, in multiple withdrawals or on a systematic withdrawal basis, as allowed by your contract.

  . Please remember that withdrawals under this contract option are treated like any other contract withdrawals for purposes of deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and which may have tax consequences.

  . Withdrawals will be taken pro rata from your values in any general account or other fixed accounts and each sub-account of the variable annuity account. If you decide to annuitize your contract in an amount less than the entire contract value to provide annuity payments under an annuity payment option, that amount will be treated as a withdrawal for purposes of adjusting the GWB and GAI. Be sure to read the section entitled "Annuitization Benefits and Options" if you are considering annuitizing your contract.

WITHDRAWALS TAKEN PRIOR TO THE BENEFIT DATE

If you take withdrawals from your contract prior to the Benefit Date, it will cause both the GWB and the GAI to be recalculated and reduced, as follows: The GWB will be reduced by an amount equal to: (a) multiplied by (b) divided by
(c) where:

   (a) is the GWB immediately prior to the withdrawal,

   (b) is the amount of the withdrawal, and

   (c) is the contract value immediately prior to the withdrawal.

The GAI will be 5% of the GWB as recalculated above.

WITHDRAWALS AFTER THE BENEFIT DATE AND LESS THAN THE GUARANTEED ANNUAL INCOME

Each contract year you may withdraw an amount less than or equal to the GAI or the Required Minimum Distribution (RMD) for this contract (whichever may be greater) if part of a qualified tax plan. Such withdrawals will immediately reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAI. If withdrawals in any contract year are less than the GAI or RMD, the additional amount may not be carried forward to future contract years.

Under the Internal Revenue Code, RMDs are calculated and taken on a calendar year basis. Under this optional rider, the GAI is based on contract year. Because the intervals for the GAI and RMD are different, withdrawals may be more likely to result in a reduction of the GAI and therefore a reduced benefit. For a contract which is part of a qualified plan or IRA, if the sum of the withdrawals in a contract year exceeds the highest of the RMD for either of the two calendar years occurring in that contract year or the GAI for that contract year, then the GWB and GAI would be recalculated, as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income". If your contract year is the same as the calendar year, then the sum of the withdrawals should not exceed the greater of the RMD and the GAI. Below is an example of how this would apply.

Assume an IRA with a contract year of April 1 to March 31, and that there are no withdrawals other than as described. The GAI for the 2006 contract year ending March 31, 2007 is $5,000. The RMDs for calendar years 2006 and 2007 are $6,000 and $8,000, respectively. If the owner withdraws $1,500 in each of the quarters of calendar year 2006 and $2,000 in the first quarter of 2007, then the owner will have withdrawn $6,500 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year is less than the higher RMD (i.e., $8,000) for either of the two calendar years occurring in that contract year, the GAI would not be recalculated.

Using the same assumptions as in the above paragraph, but instead of taking $2,000 in the first quarter of 2007, the owner takes a withdrawal of $4,000 in the first quarter of 2007. In that case, the owner will have withdrawn $5,000 for the 2006 contract year. Since the sum of the owner's withdrawals for the 2006 contract year (i.e., $8,500) is greater than the higher RMD amount (i.e., $8,000) for either of the two calendar years occurring in that contract year, the withdrawal is in excess of the allowed amount and the GAI would be recalculated as described in the section entitled "Withdrawals after the Benefit Date in excess of the Guaranteed Annual Income".

WITHDRAWALS AFTER THE BENEFIT DATE IN EXCESS OF THE GUARANTEED ANNUAL INCOME

Withdrawals in excess of the GAI or the RMD for this contract (whichever might be greater) if part of a qualified tax plan, in any one contract year, will cause both the GWB and GAI to be recalculated as follows:

The GWB will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GWB immediately prior to the excess portion of the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

The GAI will be reduced by an amount equal to: (a) multiplied by (b), divided by (c) where:

   (a) is the GAI prior to the withdrawal,

   (b) is the excess portion of the withdrawal amount, and

   (c) is the contract value immediately prior to the excess portion of the withdrawal.

For purposes of this rider, the RMD amount is equal to the amount needed based on the value of your contract and any riders to meet any required minimum distribution requirement for this contract, pursuant to the Internal Revenue Code and the regulations promulgated thereunder. Applicable contracts include those issued pursuant to a retirement plan under the provisions of Section 401, 403, 404, 408, or 457 of the Internal Revenue Code. Amounts withdrawn in excess of the RMD may be treated as an excess withdrawal as described above. For a given amount of excess withdrawal, the lower the contract value, the greater the reduction in GWB.

Please see Appendix F for examples of how withdrawals impact the benefit.

GUARANTEED WITHDRAWAL BENEFIT RESET

Beginning with the first contract anniversary following the effective date of the option and every year thereafter prior to the youngest Designated Life's 86/th/ birthday, the GWB will automatically be reset to your current contract value, if higher. The GAI will automatically reset to 5% of the reset GWB, if higher.

In the event you are receiving systematic withdrawals, and the systematic withdrawal amount you are receiving is equal to some percentage of your GAI, referred to as the "percentage of GAI" option, and if the value of the GAI increases, then your systematic withdrawal amount will automatically increase. You may elect a fixed amount for your systematic withdrawal if you do not want your withdrawal amount to automatically increase.

On the date of the Guaranteed Withdrawal Benefit Reset, if the rider charge at which we are currently offering the GLWB II-Joint to new customers is higher than the rider charge that currently applies to your GLWB II-Joint rider, then we reserve the right to increase the charge for your rider. The rider charge following the reset will not exceed the current rider charge for other GLWB II-Joint riders issued on that day. If we are no longer issuing this rider, we reserve the right to increase the rider charge on the date of the GWB reset. The rider charge following the reset will not exceed the maximum annual rider charge and will be the same for all GLWB II-Joint riders which have a GWB reset on that date.

YOU MAY ELECT TO DECLINE THE AUTOMATIC GWB RESET. IF YOU CHOOSE TO DO SO, YOUR GLWB II-JOINT RIDER CHARGE WILL REMAIN THE SAME (I.E., THE RIDER CHARGE WILL NOT INCREASE). YOU WILL BE NOTIFIED IN WRITING AT LEAST 30 DAYS PRIOR TO THE AUTOMATIC GWB RESET DATE OF YOUR OPTION TO DECLINE THE AUTOMATIC GWB RESET. WE MUST RECEIVE YOUR WRITTEN NOTIFICATION TO DECLINE AN AUTOMATIC GWB RESET NO LESS THAN 7 CALENDAR DAYS PRIOR TO THE AUTOMATIC RESET DATE. ELECTING TO DECLINE AN AUTOMATIC GWB RESET WILL SERVE AS AN ELECTION TO CEASE ANY FUTURE AUTOMATIC GWB RESETS UNTIL WE RECEIVE A WRITTEN INSTRUCTION FROM YOU TO REINSTATE THE AUTOMATIC GWB RESET AT THE NEXT AUTOMATIC RESET DATE.

GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT

This optional benefit also provides an enhancement to the benefit if you don't take withdrawals from your contract for the first ten years you have the optional benefit. On each contract anniversary prior to your first withdrawal from the contract, and for a period of 10 years following the option effective date, the GWB will be increased by 5% of the GWB amount on the date prior to the enhancement. In addition, the GAI will be increased to 5% of the GWB following the enhancement.

The Guaranteed Withdrawal Benefit Enhancement will not change the charge for your GLWB II-Joint and it will occur prior to the GWB reset on any contract anniversary where both are applicable.

Please see Appendix F for examples.

SUB-ACCOUNT ALLOCATION

While this rider is in effect, the full contract value must be allocated to the sub-accounts of the variable annuity account according to an allocation plan approved by us for use with this rider. The approved allocation plans currently include:

   (a) 100% allocation to an allowable Focused Portfolio Strategy;

   (b) 100% allocation among allowable sub-accounts; or

   (c) 100% allocation to the CustomChoice Allocation Option.


A) CURRENT ALLOWABLE FOCUSED PORTFOLIO STRATEGIES INCLUDE: Income Portfolio, Income and Growth Portfolio, and Conservative Growth Portfolio. The Focused Portfolio Strategies are discussed in the section entitled "Focused Portfolio Strategies or Models" in this Prospectus. You may also ask your representative for a brochure describing these models. In the Focused Portfolio Strategies, the contract value will be automatically rebalanced each calendar quarter according to the model you currently have chosen.

B) CURRENT ALLOWABLE SUB-ACCOUNTS: When you elect this rider, only certain sub-accounts are available to you for allocation of your funds outside of the allowable Focused Portfolio Strategy and the CustomChoice Allocation Option. These are referred to as "allowable sub-accounts." The allowable sub-accounts currently include:


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 .  SFT Advantus Managed Volatility     .  Ivy Funds VIP Pathfinder Moderate
    Fund                                   -- Managed Volatility
 .  AB Dynamic Asset Allocation         .  PIMCO VIT Global Diversified
    Portfolio                              Allocation Portfolio
 .  Goldman Sachs Global Trends         .  TOPS(R) Managed Risk Balanced ETF
    Allocation Fund                        Portfolio
 .  Ibbotson Balanced ETF Asset         .  TOPS(R) Managed Risk Flex ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Conservative ETF Asset     .  TOPS(R) Managed Risk Growth ETF
    Allocation Portfolio                   Portfolio
 .  Ibbotson Income and Growth ETF      .  TOPS(R) Managed Risk Moderate
    Asset Allocation Portfolio             Growth ETF Portfolio
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Each of the Ibbotson ETF Asset Allocation Portfolios and the TOPS(R) ETF Managed Risk Portfolios is a Fund of Funds. Each portfolio invests in underlying exchange traded funds, also called "ETFs". The risks and objectives of each allowable sub-account are described in detail that sub-account's prospectus which is part of the underlying funds prospectus.

C) THE CUSTOMCHOICE ALLOCATION OPTION: This option requires that you allocate purchase payments or your contract value among a number of allocation "groups" according to specific percentage limitations. There are also percentage allocation limitations for the individual funds within each group. If you elect the CustomChoice Allocation Option, your contract value will be automatically rebalanced each quarter. The allocation groups, allocation limitations, details on automatic rebalancing, and a complete description of the CustomChoice Allocation Option are described in detail in this Prospectus in the section entitled 'Description of the Contract'.

The allowable Focused Portfolio Strategies, allowable sub-accounts and CustomChoice Allocation Option are each designed to provide different asset allocation options to you, with differing risk characteristics and objectives. In selecting an allocation option you should consider your personal objectives, investment time horizons, risk tolerance and other financial circumstances. You may also wish to ask your representative for assistance in selecting an option. Asset allocation does not ensure a profit or protect against a loss in a declining market. The purpose of the investment restriction is to reduce the volatility in investment performance and such reduced volatility may reduce the return on your investments. As a result, the investment restriction may lessen the likelihood that you will receive benefits under the optional rider that are in excess of your contract value.

You may reallocate the full contract value from the current allocation plan to another available allocation plan approved by us for use with this rider. Any reallocation request must be received in our home office by written request or other form acceptable to us. The reallocation will be effective on the valuation date coincident with or next following the day we receive the complete request at our home office. We reserve the right to add, delete, or modify allocation plans at any time. In the event you make an additional purchase payment or request a transfer to an allocation plan that is no longer available, you will be required to provide a new allocation to one of the allocation plans available at the time of your request. We are currently waiving this requirement with respect to additional purchase payments to the contract. If you do not make an additional purchase payment and you do not request a transfer to an allocation plan that is no longer available, you will not be impacted by the addition, deletion, or modification of the allocation plan. To terminate participation in an allocation plan, you must allocate your entire contract value to another allocation plan approved for use with this rider.

EFFECT OF PAYMENT OF DEATH BENEFIT

If both Designated Lives die before the GWB is reduced to zero and there is contract value, the beneficiary may elect to receive the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option by taking withdrawals of the current GAI at least annually until the GWB is reduced to zero, over a period no longer than the beneficiary's life expectancy. The beneficiary may contact us for the life expectancy to be applied. No additional purchase payments may be made and no additional GWB Reset(s) will occur. If the beneficiary elects to continue the GLWB II-Joint option, the charges for this option will continue to apply. If your beneficiary is not your surviving spouse, and if withdrawals of the GAI annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GLWB II-Joint will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable. A beneficiary may contact us for the life expectancy according to the mortality tables.

SPOUSAL CONTINUATION

If the Designated Life dies, the surviving spouse may elect to continue the contract and this rider under the following conditions:

(a) thesurviving spouse is also the Joint Designated Life, and

(b) thisrider is in effect at the time of the contract continuation

RIDER TERMINATION

Beginning seven contract years after the GLWB II-Joint effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. The termination effective date will be on the contract anniversary date. Once cancelled the GLWB II-Joint may not be elected again until the next contract anniversary, subject to availability.

The GLWB II-Joint option will automatically terminate at the earliest of the following:

  .  the date of termination or surrender of the contract; or

  .  any change to the Designated Lives after the GLWB II-Joint effective date;
     or

  . the annuity commencement date where all remaining contract value has been applied to provide annuity payments; or

  . the date any death benefits are paid as a lump sum under the terms of the contract; or

  . the date the GWB is reduced to zero following the death of both Designated Lives.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

AUTOMATIC PAYMENT PHASE

If the contract value is reduced to zero, the contract will enter an automatic payment phase. You may elect to receive the GAI at any frequency offered by us, but at least annually, until the death of the contract owner or the death of both Designated Lives. Once selected, the frequency may not be changed without our consent. During this phase, no additional purchase payments may be made and all other contract features, benefits, riders, and guarantees except the guarantees provided by this rider are terminated. Following the death of both Designated Lives, this rider terminates and no further benefits are payable unless the GWB is greater than zero. If the GWB is greater than zero at the time of death, the remaining payments will be made to your beneficiaries.

At our discretion, we may elect to pay you or your beneficiaries a lump sum in lieu of future periodic withdrawals if the lump sum amount would be $10,000 or less. We will contact you if this is the case. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

ANNUITY PAYMENTS

On annuity commencement or when your contract reaches its maturity date, and if we have not agreed to an extension of the maturity date, your contract value will be applied to an annuity option you have selected and this contract option and its benefits will terminate. In case of a partial annuitization, the amount of contract value applied to provide annuity payments will be treated as a withdrawal from the contract.

If annuity payments are required to begin, you may also choose from an additional annuity option. The annuity option will provide a fixed annuity payment equivalent on an annual basis to your current GAI for the remainder of your life. This option will generally be more favorable when your remaining benefit value is greater than the current contract value and you believe it is unlikely your contract value will exceed the remaining benefit value in the future. You should examine your circumstances and options carefully before making any election. You should consider requesting an annuitization illustration if you have any questions about which annuity option is appropriate for you.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to engage in the life insurance business in all states of the United States (except New York), the District of Columbia, Puerto Rico and Guam.

THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940.

The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.

The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The general account is not segregated or insulated from the claims of insurance company creditors. Investors look to the financial strength of the insurance company for its insurance guarantees. Guarantees provided by the insurance company as to the benefits promised in the contract are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may default on its obligations under those guarantees.

CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.

We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.

The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

COMPENSATION PAID FOR THE SALE OF CONTRACTS

Securian Financial Services, Inc. ("Securian Financial"), an affiliate of Minnesota Life, is the principal underwriter of the contract. Securian Financial and other authorized broker-dealers sell contracts through their registered representatives, each of whom is also an insurance agent appointed by Minnesota Life. Commissions for the sale of contracts by broker-dealers other than Securian Financial are paid directly to such broker-dealers by Minnesota Life, in all cases as agent for Securian Financial, and as authorized by the broker-dealers. The amount of commission received by an individual registered representative in connection with the sale of a contract is determined by his or her broker-dealer. In the case of contracts sold by registered representatives of Securian Financial, commissions are paid directly to such registered representatives by Minnesota Life as agent for Securian Financial. Minnesota Life also pays compensation as agent for Securian Financial to general agents of Minnesota Life who are also Securian Financial registered representatives. The commissions and compensation described in this paragraph, and the payments to broker-dealers described below, do not result in charges against the contract that are in addition to the contract charges described elsewhere in this Prospectus. The following is a list of broker-dealers that are affiliated with Minnesota Life:

       Securian Financial Services, Inc.
       CRI Securities, LLC
       H. Beck, Inc.

COMMISSIONS

Commissions paid to broker-dealers, and indirectly to registered representatives (including registered representatives of Securian Financial), will vary depending on a number of different factors, including the charge structure of the selected contract, the age of the contract owner at the time the purchase payment generating the commission is paid, and whether annuity payments will begin within twelve months of the date the contract is issued. Subject to these factors, all broker-dealers are paid base commissions for the sale of contracts pursuant to a standard schedule of broker-dealer commissions. These base commissions may be paid in the form of a front-end commission calculated as a percentage of purchase payments, an asset-based (or "trail") commission calculated as a percentage of contract value, or a combination of both. The maximum front-end base commission is 8.00% of purchase payments. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered.

ADDITIONAL PAYMENTS

From time to time certain broker-dealers may receive additional cash payments. Subject to FINRA and other applicable rules, Minnesota Life (or its affiliate(s)) may also choose to make the following types of payments to help encourage the sale of its products.

       ------------------------------------------------------------------
         ADDITIONAL PAYMENT TYPE   DESCRIPTION OR EXAMPLES OF PAYMENT
       ------------------------------------------------------------------
        Payments for Access or     Access to registered representatives
        Visibility                 and/or broker dealers such as
                                   one-on-one wholesaler visits or
                                   attendance at national/regional sales
                                   meetings or similar events; inclusion
                                   of our products on a broker-dealer's
                                   "preferred list"; participation in or
                                   visibility at national and/or
                                   regional conferences; articles in
                                   broker-dealer or similar publications
                                   promoting our services or products
       ------------------------------------------------------------------
        Payments for Gifts &       Occasional meals and/or
        Entertainment              entertainment, tickets to
                                   sporting/other events, and other
                                   gifts.
       ------------------------------------------------------------------

       Payments for Marketing       Joint marketing campaigns,
       Support                      broker-dealer event
                                    participation/advertising;
                                    sponsorship of broker-dealer sales
                                    contests or promotions in which
                                    participants (including registered
                                    representatives) receive prizes such
                                    as travel, awards, merchandise or
                                    other recognition
      --------------------------------------------------------------------
       Payments for Technical Type  Sales support through the provision
       Support                      of hardware, software, or links to
                                    our websites from broker-dealer
                                    websites and other expense allowance
                                    or reimbursement
      --------------------------------------------------------------------
       Payments for Training        Educational, due diligence, sales or
                                    training seminars, conferences and
                                    programs, sales and service desk
                                    training, and/or client or prospect
                                    seminar sponsorships.
      --------------------------------------------------------------------

These additional payments may be either in the form of front-end commissions in excess of base commissions or in the form of marketing allowances not based on purchase payments or contract values. Additional payments are intended to provide further encouragement to broker-dealers to sell contracts, and are paid based on a determination by Minnesota Life and Securian Financial of a broker-dealer's ability and willingness to promote and market the contracts. In no event will total front-end commissions paid to broker-dealers in connection with sales of contracts exceed 8.25% of purchase payments (i.e., base commission plus additional payments).

A marketing allowance paid to a broker-dealer is not subject to any specified limit based on the purchase payments or contract values attributable to contracts sold by the broker-dealer. Aggregate trail commissions, which also recognize the on-going services of registered representatives that contribute to contact owner retention and satisfaction, are not subject to an upper limit and may, over time, exceed 8.25% of purchase payments.

NON-CASH COMPENSATION

In accordance with FINRA rules, on the sales of all insurance policies by registered representatives of Securian Financial either we or Securian Financial, will pay credits which allow those registered representatives who are responsible for the sales of the insurance products to attend conventions and other meetings sponsored by us or our affiliates for the purpose of promoting the sale of insurance and/or investment products offered by us and our affiliates. Such credits also cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We will also pay to qualifying Securian Financial registered representatives additional amounts based on their production or persistency. Finally, qualifying registered representatives of Securian Financial are also eligible for financing arrangements, company-paid training, group health and/or life insurance benefits, retirement benefits, deferred compensation benefits and other benefits based on their contract with us. All of these programs are designed to encourage Securian Financial's registered representatives to sell Minnesota Life's products, including the contracts described in this prospectus.

All of the compensation described here, and other compensation or benefits provided by Minnesota Life or our affiliates, may be more or less than the overall compensation on similar or other products. The amount and/or structure of the compensation may influence your registered representative, broker-dealer or selling institution to present this contract over other investment alternatives. However, the differences in compensation may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer. You may ask your registered representative about these differences and how he or she and his or her broker-dealer are compensated for selling the contracts.

PAYMENTS MADE BY UNDERLYING MUTUAL FUNDS

Minnesota Life pays the costs of selling contracts, some of which are described in more detail elsewhere in this Prospectus, which benefits the underlying mutual funds by providing increased distribution of the shares of such funds. The underlying mutual funds, or their investment advisers or principal underwriters, may pay Minnesota Life (or Minnesota Life affiliates) a fee for the purpose of reimbursing Minnesota Life for the costs of certain distribution or operational services that Minnesota Life provides and that benefit the funds. Payments from an underlying fund that relate to distribution services are made pursuant to the fund's 12b-1 plan, under which the payments are deducted from the fund's assets and described in the fee table included in the fund's prospectus. 12b-1 payments from underlying funds range in amount from 0% to 0.35% of fund assets held in the Separate Account.

In addition, payments may be made pursuant to service/administration agreements between Minnesota Life (or Minnesota Life affiliates) and the underlying mutual fund's investment adviser (or its affiliates), in which case payments are typically made from assets of that firm and not from the assets of the fund. These payments, which are sometimes known as revenue sharing, are in addition to the 12b-1 fees and those other fees and expenses incurred by a fund and disclosed in its prospectus fee table. Service and administrative payments are paid to Minnesota Life or its affiliates for such things as Minnesota Life's aggregation of all contract owner purchase, redemption, and transfer requests within the sub-accounts of the separate account each business day and the submission of one net purchase/redemption request to each underlying mutual fund. When the separate account aggregates such transactions through the separate account's omnibus account with an underlying mutual fund, the fund avoids the expenses associated with processing individual transactions. Because funds selected for inclusion in the contract may also benefit from expanded marketing opportunities as a result of such inclusion, a fund's investment adviser (or its affiliates) may have an incentive to make such payments regardless of other benefits the fund may derive from services performed by Minnesota Life. Service and administrative payments received by Minnesota Life or its affiliates range in amount from 0% to 0.35% of fund assets held in the separate account.

Minnesota Life took into consideration anticipated payments from underlying mutual funds and their investment advisers (or the advisers' affiliates) when it determined the charges that are assessed under the contract. Without these payments, certain contract charges would likely be higher than they are currently. All of the underlying mutual funds offered in the contract currently pay 12b-1 fees to Minnesota Life, and some but not all of such funds' investment advisers (or the advisers' affiliates) currently pay service or administrative fees to Minnesota Life.

Minnesota Life considers profitability when determining the charges in the contract. In early contract years, Minnesota Life does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Minnesota Life does, however, anticipate earning a profit in later contract years. In general, Minnesota Life's profit will be greater the longer a contract is held and the greater a contract's investment return.

THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.

The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.

GUARANTEE PERIODS OF THE GUARANTEED TERM ACCOUNT. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.

RENEWALS. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a DSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

TRANSFERS. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. Transfers prior to the end of a guarantee period may be subject to a market value adjustment, which is described below. The market value adjustment, if applicable, may increase or decrease the amount of the transfer. For further information regarding transfers, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

WITHDRAWALS. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

   (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

   (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

   (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.

MARKET VALUE ADJUSTMENT. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where  i = Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.

       j = Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity payments with a maturity equal to the number of whole months remaining in the guarantee period.

       n = the number of whole months remaining in the guarantee period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If

Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

    (a)transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

    (b)amounts payable as a death benefit; and

    (c)amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the deferred sales charge.

VOTING RIGHTS

We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. One of the effects of proportional voting is that a small number of contract owners may determine the outcome of the vote. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code ("Tax Qualified Accounts"). We discontinued issuing this annuity contract to
Section 403(b) plans on May 1, 2008. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

In U.S. v Windsor, the U.S. Supreme Court held a portion of the Defense of Marriage Act unconstitutional. As a result, same sex couples who are married under applicable state and District of Columbia law will now be treated as spouses under federal law. In Revenue Ruling 2013-17, the U.S. Department of the Treasury (the "Treasury Department") and the Internal Revenue Service ("IRS") clarified their position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction that recognizes same sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the Treasury Department and IRS did not recognize civil unions or registered domestic partnerships as marriages for federal tax purposes. Currently, if the state where a civil union or a registered domestic partnership occurred does not recognize the arrangement as a marriage, it is not a marriage for federal tax purposes.

In addition to federal tax laws, you should consider how your relationship will be recognized for state tax law purposes. You are strongly encouraged to consult with your tax advisor about these issues if you are in a same-sex marriage, civil union, or domestic partnership.

There are specific rules for the taxation of annuity products. In many cases, these rules differ from tax rules which apply to other types of investments. For example, as an illustration of points more fully discussed below, a gain recognized upon a withdrawal from an annuity contract may be taxed differently than the gain on the sale of other types of investments, such as corporate stock, bonds or mutual funds. The gain in an annuity contract, represented by the difference between the cash value and the sum of the premiums paid into the contract, is taxed as ordinary income. By contrast, the sale of shares of corporate stock, bonds or mutual funds would be taxed as capital gains based upon the difference between the sale price and the purchase price. Depending upon how long the corporate stock, bonds or mutual funds were held, the owner may be entitled to reduced tax rates applicable to long term capital gains.

For variable annuity contracts, increases in contract values attributable to dividends and interest from underlying investment funds are not currently taxed, but instead the taxation of such gains is deferred until there is a withdrawal, contract surrender, or annuity payments begin, at which time they are taxed as ordinary income (as described above). This favorable treatment allows the value of the contract to remain undiminished and allows the owner to determine the timing of the receipt of taxable income. Note, however, that variable annuity contracts held in Tax Qualified Accounts do not provide any additional tax deferral benefit. A Tax Qualified Account independently provides a tax deferral benefit for gains on all assets held in such an account. By contrast, the owner of a corporate stock, bond or mutual fund held on a non-tax qualified basis who receives dividends or interest, whether in cash or as automatic reinvestments, must report such income as taxable on an annual basis. In some cases, the receipt of dividends from corporate stocks and mutual funds may enjoy favorable tax rates.

This prospectus makes no representation as to the tax rules which apply to those other types of investments and the discussion which follows makes no comparison of the described insurance products to such other investments. For a complete discussion of matters relating to taxation and the tax impact on your investments or for a comparison of taxation differences between investment products and types, please see your tax adviser.

TAXATION OF MINNESOTA LIFE AND THE VARIABLE ANNUITY ACCOUNT

We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include foreign tax credits which can be material. We do not pass these benefits through to the separate accounts, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; and (ii) under applicable income tax law, contract owners are not the owners of the assets generating the benefits.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs the taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity:
(i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

If you do not annuitize your nonqualified contract on or before the maturity date, it is possible that the IRS could challenge the status of your contract as an annuity contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the contract value each year from the inception of the contract or the entire increase in the contract value would be taxable in the year you reach the maturity date. In either situation, you could realize taxable income even if the contract proceeds are not distributed to you at that time. Accordingly, before purchasing a contract, you should consult your tax advisor with respect to these issues.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal income tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations
Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Securian Funds Trust is an affiliate of ours, we do not control the Securian Funds Trust nor the investments of its funds. Nonetheless, we believe that each fund of the Securian Funds Trust in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or investment advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

The Internal Revenue Service has further amplified and clarified its position in Rev. Rul. 2003-91 by issuing new regulations in 2005 and additional Revenue Rulings. Minnesota Life believes that the regulations and additional rulings are meant to clarify the IRS position in Rev. Rul. 2003-91 and that the ownership rights of a contract owner under the contract will not result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know whether the IRS will issue additional guidance that will place restrictions on such ownership rights. Therefore, Minnesota Life reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. This will also be true if you take withdrawals under one of the optional living benefit riders. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

SECTION 1035 EXCHANGES

An annuity contract may be fully or partially exchanged for another annuity contract in a tax-free exchange under IRC (S)1035. Historically, the IRS challenged attempts by taxpayers to exchange part of an annuity contract for a new annuity contract (a "Partial Exchange"). IRS rulings over the last several years have allowed annuity contract holders to make Partial Exchanges under certain conditions. If this contract is received in a Partial Exchange or is Partially Exchanged for another annuity contract, withdrawals taken from either annuity contract within 180 days from the date of the Partial Exchange may have adverse tax consequences. You should consult your tax advisor before entering into a Partial Exchange.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of an annuity payment is generally equal to the excess of the payment over the exclusion amount. In the case of a fixed annuity payment, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXES PAYABLE ON OPTIONAL RIDERS

The GMWB, GLWB, and single and joint versions of GLWB II, Encore, Ovation, and Ovation II options provide benefits that are different from the usual benefits available under variable annuity contracts. If you elect these options a contract owner or beneficiary may be allowed to take withdrawals under the option even after the contract value is equal to zero. Like any withdrawal under the option it is treated as a withdrawal from the contract for income tax purposes see "Taxation of Partial and Full Withdrawals". If the investment in the contract has been fully recovered for tax purposes, then these withdrawals are generally included in the taxpayer's income.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or
(2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly, and $125,000 for married filing separately.) Please consult your tax adviser for more information.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

  .  where the taxpayer is 59 1/2 or older,

  .  where payment is made on account of the taxpayer's disability, or

  .  where payment is made by reason of the death of the owner, and

  .  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

    (a)if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

    (b)if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such contract provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date the legislation is passed). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

  .  contributions in excess of specified limits;

  .  distributions prior to age 59 1/2 (subject to certain exceptions);

  .  distributions that do not conform to specified minimum distribution rules;
     and

  .  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under the specific provisions of the Code governing the tax-qualified plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. Under certain limited circumstances IRS regulations permit partial withdrawals from your qualified retirement plan contract after annuity payments have begun after the required beginning date without violating the RMD rules. We will notify any holder of a contract under a qualified plan who requests such a partial withdrawal of the effects of the withdrawal on the contract prior to processing the withdrawal.

For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in
Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner reaches age
70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.

To the extent the optional death benefit riders alter the timing or the amount of the payment of distributions under a qualified contract, the riders cannot be paid out in violation of the minimum distribution rules of the Code.

In accordance with recent changes in laws and regulations RMDs must be calculated based on the sum of the contract value and the actuarial value of any additional death benefits and benefits from optional riders that you have purchased under the contract. As a result, the RMDs may be larger than if the calculation were based on the contract value alone. This may result in an earlier (but not before the required beginning date) distribution under the contract and an increased amount of taxable income distributed to the contract owner, and a reduction of death benefits and the benefits of any optional riders.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under
Section 457(b). Distributions which may not be rolled over are those which are:

  . one of a series of substantially equal annual (or more frequent) payments made:

    .   over the life or life expectancy of the employee,

    . over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

    .   for a specified period of ten years or more,

  .  a required minimum distribution,

  .  a hardship distribution, or

  .  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to mandatory federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It should be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISOR

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules may apply to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax advisor.

PERFORMANCE DATA

From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contract
       Performance
       Independent Registered Public Accounting Firm
       Registration Statement
       Financial Statements

    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The table below is designed to help you understand how the sub-account options have performed. It shows the value of sub-account unit at the beginning and end of each period, as well as the number of sub-account units at the end of each period. A sub-account unit is also referred to as an ACCUMULATION UNIT. Each possible charge combination is reflected in the following tables. You should read the table in conjunction with the financial statements for the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company. The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.



To be filed by subsequent amendment

             APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.84% and 10.00%.

For illustration purposes, an average annual expense equal to 2.34% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.34% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 0.99% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses and is based on the total annual portfolio operating expenses with waivers or reductions applied.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, a current fixed annuity income, available through the General Account, is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

             VARIABLE ANNUITY INCOME -- HYPOTHETICAL ILLUSTRATION
       ANNUITY INCOME OPTION -- LIFE ANNUITY WITH 10 YEAR PERIOD CERTAIN

PREPARED FOR: Client
VARIABLE CONTRIBUTION: $100,000.00
INITIAL VARIABLE MONTHLY INCOME: $631.36

The illustration below shows how investment returns may affect variable annuity income payments. This illustration is hypothetical and is not intended to project or predict investment results.

Annuity income payments will INCREASE if the returns on your investments ARE GREATER THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

Annuity income payments will DECREASE if the returns on your investments ARE LESS THAN the total of the Assumed Investment Return (AIR) and your annual contract expenses.

An AIR of 4.50% annually is used for calculating the initial income payment. More information on the annual expense charges for this contract can be found in the prospectus.

The graph and table below show how annual gross investment returns of 0%, 6.84% and 10.00% would affect annuity income payments. The calculated income shown is after the deduction of all contract expenses (based on your investment allocation).

In the example below, the annuity income amount shown assumes a constant annual investment return. The actual rate of return and resulting annuity income payments will vary over time.

VARIABLE ANNUITY INCOME -- HYPOTHETICAL

         Impact of Rate of Return on Monthly Income

                      Annuity Income ($)

                          [CHART]

           0.00% Gross      6.83% Gross     10.00% Gross
    Age    (-2.33% Net)     (4.50% Net)      (7.67% Net)
   -----   -----------      -----------     ------------
     65        $631            $631              $631
     68         515             631               691
     71         421             631               755
     74         344             631               826
     77         281             631               904
     80         229             631               988
     83         187             631             1,081
     86         153             631             1,183
     89         125             631             1,293
     92         102             631             1,415
     95          83             631             1,547
     98          68             631             1,693



VARIABLE ANNUITY INCOME -- SUPPORTING DETAIL

                                  MONTHLY ANNUITY INCOME BASED ON
                                    HYPOTHETICAL RATE OF RETURN
                             -----------------------------------------
                                 0.00% GROSS  6.84% GROSS 10.00% GROSS
          BEGINNING OF YEAR  AGE (-2.34% NET) (4.50% NET) (7.66% NET)
          -----------------  --- ------------ ----------- ------------
                 1.......... 65      $631        $631        $  631
                 4.......... 68      $515        $631        $  690
                 7.......... 71      $421        $631        $  755
                 10......... 74      $343        $631        $  826
                 13......... 77      $280        $631        $  903
                 16......... 80      $229        $631        $  987
                 19......... 83      $187        $631        $1,079
                 22......... 86      $152        $631        $1,180
                 25......... 89      $124        $631        $1,291
                 28......... 92      $102        $631        $1,411
                 31......... 95      $ 83        $631        $1,543
                 34......... 98      $ 68        $631        $1,687

If you applied the amount of your purchase payment allocated to variable to a fixed annuity on the quotation date of this illustration, your fixed annuity income would be $546.13.

                   ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.

The MVA factor is equal to:

                                    [GRAPHIC]


              (1+i)      (n/12)
        [---------------]       -1
          (1+j+0.0025)

where I = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.

       J = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.

       N = the number of whole months remaining in the Guarantee Period.

The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.

EXAMPLE 1:  NEGATIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                      [GRAPHIC]


             (1+0.04)     (49/12)
        [--------------- ]        -1
         (1+0.06+0.0025)

        = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X -0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.

MVA factor:

                 [GRAPHIC]


             (1+0.06)     (49/12)
        [--------------- ]        -1
         (1+0.04+0.0025)

        = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.

The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.

In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                    APPENDIX C -- TYPES OF QUALIFIED PLANS

Tax qualified plans provide tax deferral. If you purchase an annuity contract in a tax qualified plan, the tax deferral feature of the annuity is redundant and offers you no additional advantage. You should purchase the annuity for reasons other than tax deferral when part of a qualified plan.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

This annuity contract will no longer be issued to Section 403(b) plans effective May 1, 2008.

Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.

The most comprehensive regulations under Code Section 403(b) since 1964 have been issued by the IRS. The regulations impose increased compliance obligations on employers and others involved in a Code Section 403(b) arrangement, including written plan documentation for all Code Section 403(b) plans. The regulations are generally effective January 1, 2009. You should consult a qualified tax advisor regarding the impact of these new regulations on your plan.

This annuity contract does not support plan loans, even if your plan may allow it.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agencies. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed at ordinary income rates when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

A portion of the amount distributed from an IRA may be taxable based on the ratio of the "investment in the contract" to the individual's balance in the IRA, generally the value of the IRA. The "investment in the contract" generally equals the non deductible contributions to an IRA. The "investment in the contract" can be zero.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, deferred sales charges and other special rules may apply.

Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2;
(2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

  APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     0       $100,000    $100,000    $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     0       $100,000    $100,000    $7,000
Activity............ $102,000 $ 20,000     0       $122,000    $120,000    $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2...                                           $120,000    $8,400
Activity (withdrawal). $119,000       --   $8,400    $110,600    $111,600    $8,400

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal;
(b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 3 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 3 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                              CONTRACT                                 GUARANTEED GUARANTEED
                               VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                               BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT   WITHDRAWAL
CONTRACT YEARS                ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAW)
--------------                -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.......... $      0 $100,000       --    $100,000    $100,000    $7,000
Activity..................... $102,000 $ 20,000       --    $122,000    $120,000    $8,400
Beginning of Year 2..........                                           $120,000    $8,400
Activity (withdrawal)........ $119,000       --   $8,400    $110,600    $111,600    $8,400
Beginning of Year 3..........                                           $111,600    $8,400
Activity (withdrawal)........ $112,000       --   $8,400    $103,600    $103,200    $8,400
Activity (excess withdrawal). $ 99,000       --   $5,000    $ 94,000    $ 94,000    $6,580
Beginning of Year 4..........                                           $ 94,000    $6,580
Activity (withdrawal)........ $ 88,500       --   $6,580    $ 81,920    $ 87,420    $6,580
Beginning of Year 5..........                                           $ 87,420    $6,580
Activity (withdrawal)........ $ 89,600       --   $6,580    $ 83,020    $ 80,840    $6,580
Beginning of Year 6..........                                           $ 80,840    $6,580
Activity (withdrawal)........ $ 90,330       --   $6,580    $ 83,750    $ 74,260    $6,580
Beginning of Year 7
  immediately before reset... $ 85,000       --       --    $ 85,000    $ 74,260    $6,580
Beginning of Year 7
  immediately after reset.... $ 85,000       --       --    $ 85,000    $ 85,000    $6,580

  APPENDIX E -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit Option functions. A complete description of the optional contract feature can be found in the prospectus section "Other
Contract Options -- Guaranteed Lifetime Withdrawal Benefit Option". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how the product feature can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE ARE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000 AND THE AGE OF THE OLDEST OWNER.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65       $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment times the applicable Annual Income Percentage based on the owner's age at the time of the purchase payment.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000     $0      $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000     $0      $122,000    $120,000    $6,000

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

While the rider is in effect, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of
  Year 2.......    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal).    --    $116,600       --   $6,000    $110,600    $114,000    $6,000

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAI.

The client may withdraw more than the GAI in any contract year. Any withdrawal in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                           CONTRACT                                 GUARANTEED GUARANTEED
                            VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                  ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS      AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------    -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.........    65    $      0 $100,000  $     0    $100,000    $100,000    $5,000
Activity.........    --    $102,000 $ 20,000  $     0    $122,000    $120,000    $6,000
Beginning of
  Year 2.........    66          --       --       --          --    $120,000    $6,000
Activity
  (withdrawal)...    --    $116,600       --  $ 6,000    $110,600    $114,000    $6,000
Beginning of
  Year 3.........    67          --       --       --          --    $114,000    $6,000
Activity (excess
  withdrawal)....    --    $111,600       --  $11,000    $100,600    $102,886    $5,716

EXAMPLE #5 -- AN AUTOMATIC GUARANTEED ANNUAL INCOME RESET OCCURS AT THE BEGINNING OF CONTRACT YEAR 4. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 1, 2, AND 3 DO NOT EXCEED THE GAI AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

A GAI Reset is automatic beginning 3 years after the GLWB rider was added to the contract. Once the reset has occurred, another reset will not occur for another 3 years. This income reset provision only applies to the GAI. When the reset occurs, the GAI will be calculated as the Annual Income Percentage based on the age at the time of the income reset times the greater of the GWB or the current contract value, but not less than the GAI prior to the income reset.

                                 CONTRACT                                 GUARANTEED GUARANTEED
                                  VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS            AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1....    65    $      0 $100,000   $    0    $100,000    $100,000    $5,000
Activity...............    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $6,000
Beginning of Year 2....    66          --       --       --          --    $120,000    $6,000
Activity (withdrawal)..    --    $116,600       --   $6,000    $110,600    $114,000    $6,000
Beginning of Year 3....    67          --       --       --          --    $114,000    $6,000
Activity (withdrawal)..    --    $111,600       --   $6,000    $105,600    $108,000    $6,000
Beginning of Year 4....    68          --       --       --          --    $108,000    $6,000
Income Reset Provision.    --          --       --       --    $115,000    $108,000    $6,000
Beginning of Year 5....    69          --       --       --          --    $108,000    $6,000
Activity (withdrawal)..    --    $118,600       --   $6,000    $112,600    $102,000    $6,000
Beginning of Year 6....    70          --       --       --          --    $ 96,000    $6,000
Activity (withdrawal)..    --    $115,800       --   $6,000    $109,800    $ 96,000    $6,000
Beginning of Year 7....    71          --       --       --          --    $ 96,000    $6,000
Income Reset Provision.    --          --       --       --    $113,500    $ 96,000    $6,243

EXAMPLE #6 -- GLWB ADDED ON 2ND CONTRACT ANNIVERSARY. SUBSEQUENT PURCHASE PAYMENTS RECEIVED THE FOLLOWING YEAR WHEN THE OWNER IS AT A DIFFERENT ANNUAL INCOME PERCENTAGE.

The GLWB benefit may be added at issue or within 30 days prior to any contract anniversary. At the time of election, the GWB value will be set to the current contract value and the GAI will be calculated using the Annual Income Percentage based on the age of the oldest owner at the time of election. If a subsequent purchase payment is received when the oldest owner is at an age with a higher Annual Income Percentage, the new money will receive the higher Annual Income Percentage, and the GAI will increase by an amount equal to the amount the purchase payment times the Annual Income Percentage.

                          CONTRACT                                 GUARANTEED GUARANTEED
                           VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                 ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS     AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------   -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1........    --    $      0 $100,000   $    0    $100,000          --        --
Activity........    --    $102,000 $ 20,000   $    0    $122,000          --        --
Beginning of
  Year 2........    --          --       --       --          --          --        --
Activity
  (withdrawal)..    --    $116,600       --   $6,000    $110,600          --        --
Beginning of
  Year 3 -- add
  GLWB..........    59          --       --       --    $103,600    $103,600    $4,144
Beginning of
  Year 4........    60          --       --       --          --    $103,600    $4,144
Activity........    --    $110,000 $ 10,000   $    0    $120,000    $113,600    $4,644
Beginning of
  Year 5........    61          --       --       --    $123,000    $113,600    $4,644

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS GREATER THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to the GLWB feature within 30 days prior to any contract anniversary, as long as the client is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of the conversion. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $132,000    $132,000    $6,600
Activity
  (withdrawal).    --    $133,600       --   $6,600    $127,000    $125,400    $6,600

EXAMPLE #8 -- A GMWB CONTRACT CONVERTS TO A LIFETIME GMWB ON THE 2ND CONTRACT ANNIVERSARY WHERE THE CONTRACT VALUE IS LESS THAN THE GWB AMOUNT.

Contracts with the GMWB feature may elect to convert to a lifetime GMWB within 30 days prior to any contract anniversary. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB feature, the GWB value will be set to the current contract anniversary value and the lifetime GAI calculated using the Annual Income Percentage based on the oldest owner's age at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                         CONTRACT                                 GUARANTEED GUARANTEED
                          VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                ATTAINED  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS    AGE    ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------  -------- -------- -------- ---------- ----------- ---------- ----------
Beginning of
  Year 1.......    --    $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity.......    --    $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of
  Year 2.......    --          --       --       --          --    $120,000    $8,400
Beginning of
  Year 3 --
  convert to
  GLWB.........    67          --       --       --    $117,000    $117,000    $5,850
Activity
  (withdrawal).    --    $117,100       --   $5,850    $111,250    $111,150    $5,850

APPENDIX F -- EXAMPLES OF THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT II- SINGLE
                               AND JOINT OPTIONS

Below are several examples that are designed to help show how the Guaranteed Lifetime Withdrawal Benefit II Option functions. A complete description of the optional contract feature can be found in the prospectus sections "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Single Life Option (GLWB II-Single)" and "Other Contract Options -- Guaranteed Lifetime Withdrawal Benefit II-Joint Life Option (GLWB II-Joint)". Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

The GWB is set equal to the initial purchase payment and the GAI is 5% of the GWB.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.    $0    $100,000     $0      $100,000    $100,000    $5,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAI will be increased by an amount equal to the amount of the purchase payment multiplied by 5%.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000

EXAMPLE #3 -- GUARANTEED WITHDRAWAL BENEFIT ENHANCEMENT AND GUARANTEED ANNUAL INCOME RESET.

On each Contract Anniversary prior to the first withdrawal, for up to 10 years following the election of the rider, there will be a Guaranteed Withdrawal Benefit Enhancement. The GWB will be increased by 5% of the GWB prior to the enhancement and the GAI will be increased to 5% of the GWB following the enhancement.

An automatic Guaranteed Annual Income Reset will occur on every contract anniversary through age 85. The GWB will be reset to the greater of the prior GWB or the current contract value. The GAI will be recalculated to 5% of the reset GWB, but will never be lower than the GAI immediately prior to the reset.

The Guaranteed Withdrawal Benefit Enhancement will occur prior to the Guaranteed Withdrawal Benefit Reset on any Contract Anniversary where both are applicable.

                     CONTRACT                                 GUARANTEED GUARANTEED
                      VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                      BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS       ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------       -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1. $      0 $100,000     --      $100,000    $100,000    $5,000
Activity............ $102,000 $ 20,000     --      $122,000    $120,000    $6,000
Enhancement......... $128,000       --     --      $128,000    $126,000    $6,300
Income Reset........ $128,000       --     --      $128,000    $128,000    $6,400
Beginning of Year 2. $128,000       --     --      $128,000    $128,000    $6,400
Enhancement......... $130,000       --     --      $130,000    $134,400    $6,720
Income Reset........ $130,000       --     --      $130,000    $134,400    $6,720
Beginning of Year 3. $130,000       --     --      $130,000    $134,400    $6,720

EXAMPLE #4 -- WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Any withdrawal prior to the Benefit Date will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the result of the ratio of the withdrawal to the contract value immediately prior to such withdrawal. The GAI will be recalculated to 5% of the GWB following the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,650    $5,983

EXAMPLE #5 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE NOT EXCEEDING THE
GAI.

The client may make cumulative withdrawals up to the GAI each contract year following the Benefit Date without any adjustment to the GAI. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year may not be carried over to the next contract year.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --   $6,300    $118,700    $119,700    $6,300
Income Reset.......... $130,000       --       --    $130,000    $130,000    $6,500
Beginning of Year 3... $130,000       --       --    $130,000    $130,000    $6,500

EXAMPLE #6 -- CUMULATIVE WITHDRAWALS AFTER THE BENEFIT DATE EXCEEDING THE GAI.

The client may withdraw more than the GAI in any contract year following the Benefit Date. Any withdrawal following the benefit date in excess of the GAI will cause an immediate adjustment to both the GWB and GAI. The GWB will be reduced by the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal. If contract values are declining, this can create a larger loss in GWB. The GAI will be reduced by the result of the ratio of the excess withdrawal to the contract value immediately prior to the excess portion of the withdrawal.

                       CONTRACT                                 GUARANTEED GUARANTEED
                        VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                        BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS         ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------         -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1... $      0 $100,000       --    $100,000    $100,000    $5,000
Activity.............. $102,000 $ 20,000       --    $122,000    $120,000    $6,000
Enhancement........... $124,000       --       --    $124,000    $126,000    $6,300
Income Reset.......... $124,000       --       --    $124,000    $126,000    $6,300
Beginning of Year 2... $124,000       --       --    $124,000    $126,000    $6,300
Activity (withdrawal). $125,000       --  $ 6,300    $118,700    $119,700    $6,300
Income Reset.......... $120,000       --       --    $120,000    $120,000    $6,300
Beginning of Year 3... $120,000       --       --    $120,000    $120,000    $6,300
Activity (withdrawal). $122,000       --  $10,000    $112,000    $110,064    $6,099

EXAMPLE #7 -- A GMWB CONTRACT CONVERTS TO A GLWB II ON THE 2ND CONTRACT ANNIVERSARY.

Contracts with the GMWB option may elect to convert to the GLWB II-Single or GLWB II-Joint option within 30 days prior to any contract anniversary subject to applicable age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the GLWB II benefit, the GWB value will be set to the current contract anniversary value and the GAI calculated as 5% of the GWB. The GWB will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The GWB will decrease at conversion if the contract value is less than the GWB value from the GMWB option at the time of conversion.

                        CONTRACT                                 GUARANTEED GUARANTEED
                         VALUE   PURCHASE             CONTRACT   WITHDRAWAL   ANNUAL
                         BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER  BENEFIT     INCOME
CONTRACT YEARS          ACTIVITY RECEIVED   AMOUNT    ACTIVITY     (GWB)      (GAI)
--------------          -------- -------- ---------- ----------- ---------- ----------
Beginning of Year 1.... $      0 $100,000   $    0    $100,000    $100,000    $7,000
Activity............... $102,000 $ 20,000   $    0    $122,000    $120,000    $8,400
Beginning of Year 2....                --       --          --    $120,000    $8,400
Beginning of Year 3 --
  convert to GLWB II... $132,000       --       --    $132,000    $132,000    $6,600
Activity (withdrawal).. $133,600       --   $6,600    $127,000    $125,400    $6,600

    APPENDIX G -- EXAMPLES OF THE GUARANTEED MINIMUM INCOME BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Income Benefit option functions. A complete description of this optional contract feature can be found in the prospectus section "Other Contract Options -- Guaranteed Minimum Income Benefit Option." The following examples use hypothetical contract activity and are not representative of projected future returns or how your contract will actually perform.

EXAMPLE #1 -- SINGLE PURCHASE PAYMENT OF $50,000, NO WITHDRAWALS, AND CORRESPONDING RIDER VALUES.

The chart below is meant to provide a graphic example of how the Highest Anniversary Value, Roll-up Value and contract value vary relative to one another during periods of positive and negative market fluctuations (as reflected by the 'Contract Value' line). The table below provides a numeric example of these features. The values reflected in the table correspond to the values reflected in the chart. The columns to the right entitled 'GMIB Fixed Annuity Payment' and 'Fixed Annuity Payment Guaranteed under the Base Contract' demonstrate annuity payment amounts using the default annuity payment option of life with a period certain of 60 months.


                                [Chart]

    Begining        Contract         Highest         Roll-up
of Contract Year     Value      Anniversary Value     Value
     -------         -----      -----------------      -----
       1             $50,000        $50,000           $50,000
       2              53,000         53,000            52,500
       3              60,000         60,000            55,125
       4              64,000         64,000            57,881
       5              54,000         64,000            60,775
       6              60,000         64,000            63,814
       7              78,000         78,000            78,000
       8              80,000         80,000            81,900
       9              62,500         80,000            85,995
      10              70,500         80,000            90,295
      11              80,000         80,000            94,809
      12              85,000         85,000            99,550
      13              80,000         85,000           104,527
      14              70,000         85,000           109,754
      15              68,000         85,000           109,754
      16              73,000         85,000           109,754

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 1.. 67       --  $50,000      --     $50,000    $50,000   $ 50,000 $ 50,000     --        --
Beginning of Year 2.. 68  $53,000       --      --     $53,000    $53,000   $ 52,500 $ 53,000     --        --
Beginning of Year 3.. 69  $60,000       --      --     $60,000    $60,000   $ 55,125 $ 60,000     --        --
Beginning of Year 4.. 70  $64,000       --      --     $64,000    $64,000   $ 57,881 $ 64,000     --        --
Beginning of Year 5.. 71  $54,000       --      --     $54,000    $64,000   $ 60,775 $ 64,000     --        --
Beginning of Year 6.. 72  $60,000       --      --     $60,000    $64,000   $ 63,814 $ 64,000     --        --
Beginning of Year 7.. 73  $78,000       --      --     $78,000    $78,000   $ 78,000 $ 78,000     --        --
Beginning of Year 8.. 74  $80,000       --      --     $80,000    $80,000   $ 81,900 $ 81,900     --        --
Beginning of Year 9.. 75  $62,500       --      --     $62,500    $80,000   $ 85,995 $ 85,995     --        --
Beginning of Year 10. 76  $70,500       --      --     $70,500    $80,000   $ 90,295 $ 90,295     --        --
Beginning of Year 11. 77  $80,000       --      --     $80,000    $80,000   $ 94,809 $ 94,809 $5,859    $6,650
Beginning of Year 12. 78  $85,000       --      --     $85,000    $85,000   $ 99,550 $ 99,550 $6,371    $7,364
Beginning of Year 13. 79  $80,000       --      --     $80,000    $85,000   $104,527 $104,527 $6,931    $7,215

                                                                                                        FIXED
                                                                                                       ANNUITY
                                                                                                       PAYMENT
                          CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                           VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
--------------------  --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of Year 14. 80  $70,000     --        --     $70,000    $85,000   $109,754 $109,754 $7,547    $6,575
Beginning of Year 15. 81  $68,000     --        --     $68,000    $85,000   $109,754 $109,754 $7,831    $6,652
Beginning of Year 16. 82  $73,000     --        --     $73,000    $85,000   $109,754 $109,754 $8,132    $7,439

In the example above, the beginning of year 2 illustrates the impact on benefit values when the contract value increases. The contract value has increased to $53,000 and the Highest Anniversary Value is reset to the current contract value. The Roll-up Value is calculated as the prior Roll-up Value, accumulated at 5% ($50,000 * 1.05 = $52,500). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base at this point of $53,000.

In the example above, the beginning of year 5 illustrates the impact on benefit values when the contract value decreases. The contract value has decreased to $54,000 and since that is less than the prior year, the Highest Anniversary Value remains at $64,000 and is not reset. The prior Roll-up Value is accumulated at 5% ($60,775 * 1.05 = $63,814). The benefit base is the greater of the Highest Anniversary Value or the Roll-up Value, resulting in a benefit base of $64,000. In this example, there is no increase or decrease to the benefit base when compared to the prior contract anniversary.

Beginning with the 10th contract anniversary (beginning of year 11), monthly annualized income is illustrated assuming the contract is annuitized under a life with 60 months certain option for a male annuitant. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB benefit base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

EXAMPLE #2 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

Examples 2-5 are progressive, starting with an initial purchase payment of $100,000 and illustrating the impact of additional contract activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. At any point in time the benefit base is equal to the greater of the Highest Anniversary Value or the Roll-up Value.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60     --    $100,000     --      $100,000    $100,000   $100,000 $100,000

EXAMPLE #3 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

As shown below, additional purchase payments are added to the Highest Anniversary Value. The prior Roll-up Value is accumulated at 5% ($100,000 *
1.05 (6 / 12) = $102,470) and then increased by the new purchase payment ($102,470 + $10,000 = $112,470). The Roll-up Value exceeds the Highest Anniversary Value and therefore the benefit base is $112,470.

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
Beginning of Year 1.. 60        -- $100,000     --      $100,000    $100,000   $100,000 $100,000
Activity 6 months
  later.............. 60  $102,000 $ 10,000     --      $112,000    $110,000   $112,470 $112,470

EXAMPLE #4 -- WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 2 the contract value of $115,000 is greater than the previous Highest Anniversary Value, $110,000, and thus the Highest Anniversary Value is reset to $115,000. Also, the Roll-up Value is accumulated at 5% for the latter 6 months in year 1 ($112,470 * 1.05 ^ (6 / 12) = $115,247).

The withdrawal of $5,000 during the second contract year is less than 5% of the Roll-up Value as of the prior contract anniversary (5% * $115,247 = $5,762) and thus the withdrawal adjustment for the Roll-up Value is applied on a dollar-for-dollar basis. The Roll-up Value is first increased at 5% for 6 months of interest and then the withdrawal is subtracted ($115,247 * 1.05 ^ (6 / 12) - $5,000 = $113,093).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. A pro rata adjustment reduces the value by the same proportion as the withdrawal bears to the contract value immediately before the withdrawal. The contract value prior to the withdrawal is $117,000 and the $5,000 withdrawal during the second contract year is applied on a pro rata basis to adjust the Highest Anniversary Value to $110,085 ($115,000 - $115,000 * ($5,000 /
$117,000) = $110,085).

                          CONTRACT
                           VALUE   PURCHASE             CONTRACT     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY      VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- ----------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --    $100,000    $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --    $112,000    $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --    $115,000    $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000    $112,000    $110,085   $113,093 $113,093

EXAMPLE #5 -- WITHDRAWALS DURING THE THIRD CONTRACT YEAR EXCEEDING 5% OF THE ROLL-UP VALUE.

At the beginning of year 3, the contract value of $118,000 is greater than the previous Highest Anniversary Value of $110,085, and the Highest Anniversary Value is reset. The Roll-up Value accumulates at 5% for the latter 6 months in year 2 ($113,093 * 1.05 ^ (6/12) = $115,886).

The withdrawal of $8,000 during the third contract year is greater than 5% of the Roll-up Value as of the prior contract anniversary ( 5% * $115,886 = $5,794) and thus the withdrawal adjustment for the Roll-up Value is applied on a pro rata basis. The contract value immediately prior to the withdrawal is $102,000 and the Roll-up Value is first accumulated at 5% for 6 months ($115,886 * 1.05 ^ (6/12) = $118,748) and then the withdrawal is applied
($118,748 - $118,748 * $8,000 / $102,000 = $109,434).

Withdrawals are always applied to the Highest Anniversary Value on a pro rata basis. The $8,000 withdrawal is taken by applying a pro rata adjustment to the Highest Anniversary Value ($118,000 - $118,000 * $8,000 / $102,000 = $108,745).

                          CONTRACT                     CONTRACT
                           VALUE   PURCHASE             VALUE     HIGHEST
                           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT
CONTRACT ANNIVERSARY  AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE
--------------------  --- -------- -------- ---------- -------- ----------- -------- --------
 Beginning of
   Year 1............ 60        -- $100,000       --   $100,000  $100,000   $100,000 $100,000
 Activity
   6 months later.... 60  $102,000 $ 10,000       --   $112,000  $110,000   $112,470 $112,470
 Beginning of
   Year 2............ 61  $115,000       --       --   $115,000  $115,000   $115,247 $115,247
 Activity
   6 months later.... 61  $117,000       --   $5,000   $112,000  $110,085   $113,093 $113,093
 Beginning of
   Year 3............ 62  $118,000       --       --   $118,000  $118,000   $115,886 $118,000
 Activity
   6 months later.... 62  $102,000       --   $8,000   $ 94,000  $108,745   $109,434 $109,434

EXAMPLE #6 -- A RESET IN THE GMIB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR
4.

The contract owner may elect to reset the Roll-up Value to the contract value beginning with the 3rd anniversary after rider election. A written request within 30 days prior to the contract anniversary will be required. If the reset is not elected on the first available anniversary, it will be available on future anniversaries. Once elected, the reset may not be elected for another 3 year period. A reset will only occur if the contract value is greater than the Roll-up Value on the date of reset. The reset is not available after age 80. The optional reset was elected in the example on the highlighted contract anniversary. Upon reset, the Roll-up Value is set to the current contract value and future Roll-up Values will be based on the new amount. The charge may increase upon reset and there is a new 10 year period before GMIB may be annuitized. In this example, the owner could not annuitize until their 13th contract anniversary (10 years after the latest reset). Annualized monthly income based on a life with 60 months certain and a male annuitant is illustrated below for the first benefit date. The GMIB Fixed Annuity Payment column reflects the amount of income provided by the GMIB Benefit Base if the GMIB is exercised. The Fixed Annuity Payment Guaranteed under the base contract reflects the amount of fixed annuity payment provided by the contract value under the minimum contract guarantees.

                                                                                                FIXED
                                                                                               ANNUITY
                                                                                               PAYMENT
                  CONTRACT                     CONTRACT                                GMIB   GUARANTEED
                   VALUE   PURCHASE             VALUE     HIGHEST                      FIXED  UNDER THE
CONTRACT           BEFORE  PAYMENTS WITHDRAWAL  AFTER   ANNIVERSARY ROLL-UP  BENEFIT  ANNUITY    BASE
ANNIVERSARY   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    VALUE     VALUE    BASE    PAYMENT  CONTRACT
-----------   --- -------- -------- ---------- -------- ----------- -------- -------- ------- ----------
Beginning of
  Year 1..... 60        -- $100,000     --     $100,000  $100,000   $100,000 $100,000      --       --
Beginning of
  Year 2..... 61  $105,000       --     --     $105,000  $105,000   $105,000 $105,000      --       --
Beginning of
  Year 3..... 62  $113,000       --     --     $113,000  $113,000   $110,250 $113,000      --       --
Beginning of
  Year 4..... 63  $126,000       --     --     $126,000  $126,000   $126,000 $126,000      --       --
Beginning of
  Year 5..... 64  $128,000       --     --     $128,000  $128,000   $132,300 $132,300      --       --
Beginning of
  Year 6..... 65  $125,000       --     --     $125,000  $128,000   $138,915 $138,915      --       --
Beginning of
  Year 7..... 66  $129,000       --     --     $129,000  $129,000   $145,861 $145,861      --       --
Beginning of
  Year 8..... 67  $134,000       --     --     $134,000  $134,000   $153,154 $153,154      --       --
Beginning of
  Year 9..... 68  $126,000       --     --     $126,000  $134,000   $160,811 $160,811      --       --
Beginning of
  Year 10.... 69  $138,000       --     --     $138,000  $138,000   $168,852 $168,852      --       --
Beginning of
  Year 11.... 70  $141,000       --     --     $141,000  $141,000   $177,295 $177,295      --       --
Beginning of
  Year 12.... 71  $146,000       --     --     $146,000  $146,000   $186,159 $186,159      --       --
Beginning of
  Year 13.... 72  $148,000       --     --     $148,000  $148,000   $195,467 $195,467      --       --
Beginning of
  Year 14.... 73  $149,000       --     --     $149,000  $149,000   $205,241 $205,241 $10,632  $11,122

 APPENDIX H -- EXAMPLES OF THE ENCORE LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Encore Lifetime Income-Single and Encore Lifetime Income-Joint riders function. A complete description of these optional riders can be found in the section of this prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1-6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Encore-Single and the age of the youngest Designated Life for Encore-Joint.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,000

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = Initial benefit base X annual income percentage = 100,000 X 4% = 4,000.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,000

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,000 + (20,000 X 5%) = 5,000.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,000) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 5%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates benefit base enhancement at the first contract anniversary.

                                   CONTRACT                                          GUARANTEED
                                    VALUE   PURCHASE             CONTRACT              ANNUAL
                                    BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR             CONTRACT ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------             -------- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......    64    $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase
  payment)...............    65    $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......    65    $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.    65    $122,000       --     --      $122,000   $126,000   $6,300

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 105%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 105% equals 126,000. Thus, the benefit base becomes 126,000.

GAI = benefit base X annual income percentage = 126,000 X 5% = 6,300.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,000
Benefit Base Reset.......... 65  $122,000    --        --      $122,000   $122,000   $6,100
Benefit Base 5% Increase.... 65  $122,000    --        --      $122,000   $126,000   $6,300
Beginning of Year 2......... 65  $122,000    --        --      $122,000   $126,000   $6,300
Activity (withdrawal)....... 66  $120,000    --      $6,300    $113,700   $119,700   $6,300

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 126,000 - 6,300 = 119,700.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT
                                  VALUE   PURCHASE             CONTRACT                 GUARANTEED
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER                 ANNUAL
CONTRACT YEARS               AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY   BENEFIT BASE INCOME (GAI)
--------------               --- -------- -------- ---------- ----------- ------------ ------------
Beginning of Year 1......... 64  $     -- $100,000    --       $100,000     $100,000      $4,000
Activity (purchase payment). 65  $ 99,000 $ 20,000    --       $119,000     $120,000      $5,000
Benefit Base Reset.......... 65  $122,000    --       --       $122,000     $122,000      $6,100
Benefit Base 5% Increase.... 65  $122,000    --       --       $122,000     $126,000      $6,300
Beginning of Year 2......... 65  $122,000    --       --       $122,000     $126,000      $6,300
Activity (withdrawal)....... 66  $120,000    --     $ 6,300    $113,700     $119,700      $6,300
Activity (withdrawal)....... 66  $113,700    --     $53,700    $ 60,000     $ 63,166      $3,325

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 119,700 - [119,700 X 53,700 / 113,700] = 63,166. Thus, the
benefit base becomes 63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,300 - [6,300 X 53,700 / 113,700] = 3,325. Thus, the GAI becomes 3,325.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (126,000 - 6,300) - [(126,000 - 6,300) X
(60,000 - 6,300) / (120,000 - 6,300)] = 63,166. Thus, the benefit base becomes
63,166.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,300 - [6,300 X (60,000 - 6,300) / (120,000 - 6,300)] = 3,325. Thus, the GAI becomes
3,325.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000     --     $100,000 $100,000   $4,000
Activity (purchase payment). 45  $ 99,000 $ 20,000     --     $119,000 $120,000   $4,800
Benefit Base Reset.......... 45  $122,000    --        --     $122,000 $122,000   $4,880
Benefit Base 5% Increase.... 45  $122,000    --        --     $122,000 $126,000   $5,040
Beginning of Year 2......... 45  $122,000    --        --     $122,000 $126,000   $5,040
Activity (withdrawal)....... 46  $120,000    --      $5,040   $114,960 $120,708   $4,828

AFTER THE WITHDRAWAL:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 126,000 - [126,000 X 5,040 / 120,000] = 120,708. Thus, the benefit base becomes
120,708.

GAI = benefit base after the withdrawal X 4.0% = 120,708 X 4.0% = 4,828. Thus, the GAI becomes 4,828.

EXAMPLE #8 -- A GMWB CONVERTS TO ENCORE LIFETIME INCOME ON THE 1ST CONTRACT ANNIVERSARY.

Contracts with the GMWB feature may elect to convert to the Encore Lifetime Income feature within 30 days prior to any contract anniversary, as long as the client(s) is within the eligible age limits. As of the contract anniversary date, the GMWB guarantees will terminate. For the Encore Lifetime Income rider, the benefit base will be set to the current contract anniversary value and the GAI will be the annual income percentage based on the applicable age as of the effective date of the conversion multiplied by the new benefit base. The benefit base will increase if the contract value is greater than the GWB value from the GMWB feature at the time of conversion. The benefit base will decrease at conversion if the contract value is less than the GWB value from the GMWB feature at the time of conversion.

                                                                                     GUARANTEED
                                                                                       ANNUAL
                                                                          GUARANTEED WITHDRAWAL
                                                                          WITHDRAWAL   (GAW),
                                    CONTRACT                     CONTRACT  BENEFIT   GUARANTEED
                                     VALUE   PURCHASE             VALUE     (GWB),     ANNUAL
                                     BEFORE  PAYMENTS WITHDRAWAL  AFTER    BENEFIT     INCOME
CONTRACT YEAR                   AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY    BASE      (GAI)
-------------                   --- -------- -------- ---------- -------- ---------- ----------
Beginning of Year 1............ 64  $     -- $100,000     --     $100,000  $100,000    $7,000
Activity (purchase payment).... 65  $ 99,000 $ 20,000     --     $119,000  $120,000    $8,400
Beginning of Year 2............ 65  $118,000    --        --     $118,000  $120,000    $8,400
Beginning of Year 3-convert to
  Encore....................... 66  $135,000    --        --     $135,000  $135,000    $6,750
Activity (withdrawal).......... 66  $134,000    --      $6,750   $127,250  $128,250    $6,750

APPENDIX I -- EXAMPLES OF THE OVATION LIFETIME INCOME SINGLE AND JOINT OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income -- Single and Ovation Lifetime Income -- Joint riders function. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 6 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation -- Single and the age of the youngest Designated Life for Ovation -- Joint.

                         CONTRACT                     CONTRACT          GUARANTEED
                          VALUE   PURCHASE             VALUE              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------        --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1. 64     $0    $100,000     --     $100,000 $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base x annual income percentage = 100,000 x 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $     0  $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --     $119,000 $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount x annual income percentage) = 4,500 + (20,000 x 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base x annual income percentage or GAI prior to the reset = maximum of (122,000 x 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary prior to the first withdrawal, for a period of up to 10 years following the rider effective date, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --     $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base x annual income percentage = 127,200 x 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --   $6,360   $113,640 $120,840   $6,360

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- withdrawal amount = 127,200 - 6,360 = 120,840.

GAI remains unchanged.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --   $122,000 $122,000   $6,100
Benefit Base 6% Increase.... 65  $122,000       --       --   $122,000 $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --   $122,000 $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360   $113,640 $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640   $ 60,000 $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 x 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 x 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal -- [benefit base prior to the excess withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) x
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal x amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 x (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) OR DESIGNATED LIVES WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $      0 $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --       --   $122,000 $122,000   $5,490
Benefit Base 6% Increase.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal -- [benefit base prior to withdrawal x amount of withdrawal / contract value prior to the withdrawal] = 127,200 -- [127,200 x 5,724 / 120,000] = 121,133. Thus, the benefit base becomes 121,133.

GAI = benefit base after the withdrawal x 4.5% = 121,133 x 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), or the 70/th /birthday of the youngest Designated Life if Joint, if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 64  $      0 $100,000     --     $100,000 $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --     $119,000 $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --     $122,000 $122,000  $ 6,100
Benefit Base 6% Increase.... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --     $122,000 $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --     $128,000 $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --     $113,000 $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --     $108,000 $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --     $110,000 $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --     $126,000 $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --     $130,000 $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --     $147,000 $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --     $141,000 $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --     $145,000 $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --     $150,000 $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] x 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

       =   the greater of

       (a) 219,591 x 106% = 232,766

       (b) 150,000

       (c) 200% x [100,000 + 20,000] + 100% x 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base x annual income percentage = 255,000 x 5% = 12,750. Thus, the GAI becomes 12,750.

   APPENDIX J -- EXAMPLES OF THE OVATION LIFETIME INCOME II SINGLE AND JOINT
                                    OPTIONS

Below are several examples that are designed to help show how the Ovation Lifetime Income II -- Single and Ovation Lifetime Income II -- Joint riders function. The examples assume the Single option for purposes of the applicable Annual Income Percentage and corresponding GAI. Under the Joint option, the Benefit Base calculations are identical to Single but the applicable Annual Income Percentage and GAI are less and will be based on the age of the youngest Designated Life. A complete description of these optional riders can be found in the section of this Prospectus entitled 'Other Contract Options (Living Benefits)'. Contract values shown assume certain hypothetical gains or losses in order to better demonstrate how these optional riders can be impacted by sub-account gain or loss.

EXAMPLE #1 -- INITIAL VALUES.

Examples 1 -- 5 are progressive, starting with a purchase payment of $100,000 and illustrating the impact of additional activity on the benefit values. Each subsequent example builds on the activity illustrated in the prior example. This example assumes the rider was elected when the contract was issued. The initial values are based on an initial purchase payment of $100,000 and the age of the oldest owner for Ovation II -- Single.

                         CONTRACT                                          GUARANTEED
                          VALUE   PURCHASE             CONTRACT              ANNUAL
                          BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR        AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------        --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1. 64   $  --   $100,000     --      $100,000   $100,000   $4,500

Initial benefit base = initial purchase payment = 100,000.

Initial GAI = initial benefit base X annual income percentage = 100,000 X 4.5% = 4,500.

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT.

If additional purchase payments are received, the benefit base will increase by the amount of the purchase payment. For each subsequent purchase payment, the GAI will be increased by an amount equal to the amount of the purchase payment multiplied by the annual income percentage based on the applicable age as of the date of the purchase payment.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $    --  $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $99,000  $ 20,000     --      $119,000   $120,000   $5,500

After the additional purchase payment:

Benefit base = benefit base prior to the purchase payment + purchase payment amount = 100,000 + 20,000 = 120,000.

GAI = existing GAI + (purchase payment amount X annual income percentage) = 4,500 + (20,000 X 5%) = 5,500.

EXAMPLE #3 -- BENEFIT BASE RESET.

On each contract anniversary (reset date), the benefit base will be increased to the contract value if the contract value is greater than the benefit base. The GAI will be reset to the annual income percentage based on the applicable age as of the reset date multiplied by the benefit base, but will never be lower than the GAI immediately prior to the reset date.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000 $     --     --      $122,000   $122,000   $6,100

After the reset:

Benefit base = greater of contract value or benefit base prior to the reset = maximum of (122,000, 120,000) = 122,000.

GAI = greater of benefit base X annual income percentage or GAI prior to the reset = maximum of (122,000 X 5% or 5,500) = 6,100.

EXAMPLE #4 -- BENEFIT BASE ENHANCEMENT.

On each contract anniversary, for the first 10 years following the rider effective date, after each contract year in which there have been no withdrawals, the benefit base from the prior contract anniversary, plus any purchase payments made during the contract year, will be increased by 6%. If the resulting amount is greater than the current benefit base, it will become the new benefit base. The GAI will be the annual income percentage based on the applicable age as of the contract anniversary (i.e., 4.5% at age 64 and 5% at age 65) multiplied by the new benefit base. This example demonstrates the benefit base enhancement at the first contract anniversary.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000     --      $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200   $6,360

After the enhancement:

Benefit base = the greater of the current benefit base or the benefit base at the prior contract anniversary plus purchase payments received, multiplied by 106%. The current benefit base is 122,000. The benefit base at the prior contract anniversary plus purchase payments multiplied by 106% equals 127,200. Thus, the benefit base becomes 127,200.

GAI = benefit base X annual income percentage = 127,200 X 5% = 6,360.

EXAMPLE #5 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAI, FOLLOWED BY SUBSEQUENT YEARS OF NO WITHDRAWALS.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. The benefit base will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAI not withdrawn during a contract year will not be carried over to the next contract year.

                                      CONTRACT                                          GUARANTEED
                                       VALUE   PURCHASE             CONTRACT              ANNUAL
                                       BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                     AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                     --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1.............. 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment)...... 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset............... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2.............. 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)............ 66  $120,000       --   $6,360    $113,640   $120,840   $6,360
Beginning of Year 3.............. 66  $118,500       --       --    $118,500   $120,840   $6,360
Beginning of Year 4 Benefit Base
  Enhancement.................... 67  $119,600       --       --    $119,600   $128,090   $6,404

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - withdrawal amount = 127,200 - 6,360 = 120,840.

The GAI remains unchanged.

At the beginning of year 3, the contract value is less than the current benefit base so no benefit base reset occurs. Since there were withdrawals during year 2, the benefit base is not eligible for the benefit base enhancement and the benefit base and GAI remain unchanged.

At the beginning of year 4, the contract value is still less than the current benefit base so no benefit base reset occurs. However, because there were no withdrawals in the prior year, the benefit base is increased as a result of the benefit base enhancement feature.

Benefit base = benefit base on the prior contract anniversary plus purchase payments received, multiplied by 106%. No additional purchase payments were received so the new benefit base is $120,840 X 106% = $128,090.

GAI = benefit base X annual income percentage = 128,090 X 5% = 6,404.

EXAMPLE #6 -- AFTER THE BENEFIT DATE, CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR EXCEEDING THE GAI.

On or after the benefit date, the client may make cumulative withdrawals up to the GAI each contract year without any adjustment to the GAI. Amounts withdrawn in excess of the GAI will result in a pro-rata adjustment to both the benefit base and GAI. The adjustment will be based on the contract value prior to the amount of the withdrawal that exceeds the GAI for the contract year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000       --    $100,000   $100,000   $4,500
Activity (purchase payment). 65  $ 99,000 $ 20,000       --    $119,000   $120,000   $5,500
Benefit Base Reset.......... 65  $122,000       --       --    $122,000   $122,000   $6,100
Benefit Base Enhancement.... 65  $122,000       --       --    $122,000   $127,200   $6,360
Beginning of Year 2......... 65  $122,000       --       --    $122,000   $127,200   $6,360
Activity (withdrawal)....... 66  $120,000       --  $ 6,360    $113,640   $120,840   $6,360
Activity (withdrawal)....... 66  $113,640       --  $53,640    $ 60,000   $ 63,801   $3,358

After the second withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 120,840 - [120,840 X 53,640 / 113,640] = 63,801. Thus, the
benefit base becomes 63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the withdrawal] = 6,360 - [6,360 X 53,640 / 113,640] = 3,358. Thus, the GAI becomes 3,358.

NOTE -- IF THERE WAS ONE WITHDRAWAL OF 60,000 RATHER THAN TWO WITHDRAWALS, THE CALCULATIONS ARE:

Benefit base = benefit base prior to the excess withdrawal - [benefit base prior to the excess withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = (127,200 - 6,360) - [(127,200 - 6,360) X
(60,000 - 6,360) / (120,000 - 6,360)] = 63,801. Thus, the benefit base becomes
63,801.

GAI = GAI prior to the withdrawal - [GAI prior to the withdrawal X amount of excess withdrawal / contract value prior to the excess withdrawal] = 6,360 - [6,360 X (60,000 - 6,360) / (120,000 - 6,360)] = 3,358. Thus, the GAI becomes
3,358.

EXAMPLE #7 -- YOUNGER OWNER(S) WITH WITHDRAWAL PRIOR TO THE BENEFIT DATE.

Prior to the benefit date, a withdrawal of any amount will result in a pro-rata adjustment based on contract value to the benefit base. The GAI will be equal to the reduced benefit base multiplied by the annual income percentage based on the applicable age as of the date of the withdrawal.

                                 CONTRACT                     CONTRACT          GUARANTEED
                                  VALUE   PURCHASE             VALUE              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL  AFTER   BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT   ACTIVITY  BASE      (GAI)
-------------                --- -------- -------- ---------- -------- -------- ----------
Beginning of Year 1......... 44  $     -- $100,000       --   $100,000 $100,000   $4,500
Activity (purchase payment). 45  $ 99,000 $ 20,000       --   $119,000 $120,000   $5,400
Benefit Base Reset.......... 45  $122,000       --      ---   $122,000 $122,000   $5,490
Benefit Base Enhancement.... 45  $122,000       --       --   $122,000 $127,200   $5,724
Beginning of Year 2......... 45  $122,000       --       --   $122,000 $127,200   $5,724
Activity (withdrawal)....... 46  $120,000       --   $5,724   $114,276 $121,133   $5,451

After the withdrawal:

Benefit base = benefit base prior to the withdrawal - [benefit base prior to withdrawal X amount of withdrawal / contract value prior to the withdrawal] = 127,200 - [127,200 X 5,724 / 120,000] = 121,133. Thus, the benefit base becomes
121,133.

GAI = benefit base after the withdrawal X 4.5% = 121,133 X 4.5% = 5,451. Thus, the GAI becomes 5,451.

EXAMPLE #8 -- 200% BENEFIT BASE GUARANTEE.

On the later of the 10/th/ contract anniversary or the contract anniversary on or immediately following the 70/th/ birthday of the oldest owner (or annuitant if non-natural), if no previous withdrawals have been taken, the benefit base is guaranteed to be at least: 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

                                 CONTRACT                                          GUARANTEED
                                  VALUE   PURCHASE             CONTRACT              ANNUAL
                                  BEFORE  PAYMENTS WITHDRAWAL VALUE AFTER BENEFIT    INCOME
CONTRACT YEAR                AGE ACTIVITY RECEIVED   AMOUNT    ACTIVITY    BASE      (GAI)
-------------                --- -------- -------- ---------- ----------- -------- ----------
Beginning of Year 1......... 64  $     -- $100,000     --      $100,000   $100,000  $ 4,500
Purchase Payment............ 65  $ 99,000 $ 20,000     --      $119,000   $120,000  $ 5,500
Benefit Base Reset.......... 65  $122,000       --     --      $122,000   $122,000  $ 6,100
Benefit Base Enhancement.... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 2......... 65  $122,000       --     --      $122,000   $127,200  $ 6,360
Beginning of Year 3......... 66  $128,000       --     --      $128,000   $134,832  $ 6,742
Beginning of Year 4......... 67  $113,000       --     --      $113,000   $142,922  $ 7,146
Beginning of Year 5......... 68  $108,000       --     --      $108,000   $151,497  $ 7,575
Beginning of Year 6......... 69  $110,000       --     --      $110,000   $160,587  $ 8,029
Beginning of Year 7......... 70  $126,000       --     --      $126,000   $170,222  $ 8,511
Beginning of Year 8......... 71  $130,000       --     --      $130,000   $180,436  $ 9,022
Activity (purchase payment). 71  $132,000 $ 15,000     --      $147,000   $195,436  $ 9,772
Beginning of Year 9......... 72  $141,000       --     --      $141,000   $207,162  $10,358
Beginning of Year 10........ 73  $145,000       --     --      $145,000   $219,591  $10,980
200% Benefit Base Guarantee. 74  $150,000       --     --      $150,000   $255,000  $12,750

After the adjustment for the 200% Benefit Base Guarantee:

Benefit base = the greater of (a) or (b) or (c), where:

   (a) is the [Prior contract anniversary benefit base + purchase payments received during the contract year] X 106%, and

   (b) is the contract value, and

   (c) is 200% of the initial benefit base + 200% of purchase payments in the first rider year + 100% of purchase payments after the first rider year.

= the greater of

   (a) 219,591 X 106% = 232,766

   (b) 150,000

   (c) 200% X [100,000 + 20,000] + 100% X 15,000 = 255,000

Thus, the benefit base becomes 255,000.

GAI = benefit base X annual income percentage = 255,000 X 5% = 12,750. Thus, the GAI becomes 12,750.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION

                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance
    22.                 Independent Registered Public Accounting Firm
                        Registration Statement
    23.                 Financial Statements

                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF

                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098

                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS: May 1, 2015

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Independent Registered Public Accounting Firm
        Registration Statement
        Financial Statements

                        GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

On May 1, 2014, Minnesota Life and its affiliates undertook a substitution of certain underlying investments in a transaction approved by the SEC. As part of that transaction, Minnesota Life and Securian Life (the Life Companies) agreed to make a reduction in Separate Account (or Sub-Account) expenses to those Contracts with assets allocated to specified Funds on May 1, 2014, as follows:

     . SECURIAN FUNDS TRUST - T.ROWE PRICE VALUE FUND -- to the extent the Fund's annual net operating expenses exceed 0.98%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     .    SECURIAN FUNDS TRUST - IVY(R) SMALL CAP GROWTH FUND --

               (i) to the extent the Fund's management fee exceeds 0.83% on assets over $1 billion, the Life Companies will make a corresponding reduction in Sub-Account expenses, until September 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund; and

               (ii) to the extent the Fund's annual net operating expenses exceed 1.16%, the Life Companies will make a corresponding reduction in Sub-Account expenses, until April 30, 2016, to those Contract Owners whose Sub-Account invests in the Fund.

     . SECURIAN FUNDS TRUST - PYRAMIS(R) CORE EQUITY FUND -- to the extent the Fund's annual net operating expenses exceeds 0.89% (Class 2 Shares) or 0.64% (Class 1 Shares), the Life Companies will make a corresponding reduction in Sub-Account expenses, for the life of each Contract outstanding on May 1, 2014, to those Contract Owners whose Sub-Account invests in the Fund.

                            DISTRIBUTION OF CONTRACT

The contract will be sold in a continuous offering by our life insurance agents who are also registered representatives of our affiliated broker-dealer, Securian Financial Services, Inc. ("Securian Financial") or other affiliated or unaffiliated broker-dealers who have entered into selling agreements with Securian Financial and Minnesota Life. Securian Financial acts as principal underwriter of the contracts.


Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Securian Funds Trust, Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Bond, Index 400 Mid-Cap, and Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.



Amounts paid by Minnesota Life to the underwriter for 2014, 2013 and 2012 were $43,100,936, $52,801,236 and $31,319,623 respectively, for payment to associated dealers on the sale of the contracts, which includes other contracts issued through the Variable Annuity Account. Securian Financial also receives amounts from some of the Portfolios for services provided under a 12b-1 plan of distribution.



Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life. Agents or registered representatives of other broker-dealers are paid by their broker-dealer. Minnesota Life makes payment to the broker-dealers and does not determine your registered representative's compensation. You are encouraged to ask your registered representative about the basis upon which he or she will be personally compensated for the advice or recommendations providing in connection with the sale of your contract.

The categories of payments Minnesota Life provides are described in the prospectus. These categories are not mutually exclusive and Minnesota Life may choose to make additional types of payments in the future. Firms may receive payments under more than one, or all categories. Not all firms receive additional compensation and the amount of compensation varies. Minnesota Life determines which firms to provide support and the extent of any payments. It generally chooses to compensate firms that have an ability to distribute the contracts and that are willing to cooperate with our promotional efforts. We do not attempt to make an independent assessment of the cost of providing any service(s).


The following is a list of names of the registered broker-dealers, which are members of FINRA, that with respect to annuity business related to this contract, during the last calendar year , we are aware received additional payments of more than $5,000 with respect to annuity business during the last calendar year. While we endeavor to update this list annually, please note that interim changes or new arrangements may not be reflected in this information. We assume no duty to notify contractowners whether his or her registered representative should be included.


Cambridge Investment Research
1776 Pleasant Plain Road
Fairfield, Iowa 52556

Capital Financial Group
11140 Rockville Pike, 4th Floor
Rockville, MD 20852

Commonwealth Financial Network
29 Sawyer Road
Waltham, MA 02453

Questar Capital
5701 Golden Hills Drive
Minneapolis, MN 55416

The Leaders Group
26 W. Dry Creek Circle #575
Littleton, CO 80120

Valmark Securities, Inc.
130 Springside Drive, Suite 300
Akron, OH 44333


                                   PERFORMANCE

From time to time our advertising and other promotional material may quote the performance (yield and total return) of a sub-account. In addition, our reports or other communications to current or prospective contract owners may also quote the yield on total return of the sub-account. Quoted results are based on past performance and reflect the performance of all assets held in that sub-account for the stated time period. QUOTED RESULTS ARE NEITHER AN ESTIMATE NOR A GUARANTEE OF FUTURE INVESTMENT PERFORMANCE, AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY ANY PARTICULAR CONTRACT OWNER.

Total Returns

A sub-account may advertise its "average annual total return" over various periods of time. "Total return" represents the percentage change in value of an investment in the sub-account from the beginning of a measuring period to the end of that measuring period. "Annualized" total return assumes that the total return achieved for the measuring period is achieved for each such period for a full year. "Average annual" total return is computed in accordance with a standard method prescribed by the SEC.

Average Annual Total Return

To calculate a sub-account's average annual total return for a specific measuring period, we take a hypothetical $1,000 investment in that sub-account, at its then applicable sub-account unit value (the "initial payment") and we compute the ending redeemable value of that initial payment at the end of the measuring period based on the investment experience of that sub-account ("full withdrawal value"). The full withdrawal value reflects the effect of all recurring fees and charges applicable to a contract owner under the contract, including the mortality and expense risk fee, the administrative fee and the deduction of the applicable deferred sales charge, but does not reflect any charges for applicable premium taxes and/or any other taxes, any non-recurring fees or charges or any increase in the mortality and expense risk fee for an optional death benefit rider or any charge for other optional benefits. The annual maintenance fee is also taken into account if the contract has such fee. Because this fee may vary with the size of the account, we calculate the fee by taking the total amount of annual maintenance fee collected for the prior year and dividing it by the average contract value for the prior year and apply it in that fashion in accordance with SEC guidance. The redeemable value is then divided by the initial payment and this quotient is raised to the 365/N power (N represents the number of days in the measuring period), and 1 is subtracted from this result. Average annual total return is expressed as a percentage.

                                   (1/N)
                             T = (ERV/P)  -1

Where T    =  average annual total return
      ERV  =  ending redeemable value
      P    =  hypothetical initial payment of $1,000
      N    =  number of years

Average annual total return figures will generally be given for recent one, five, and ten year periods (if applicable), and may be given for other periods as well (such as from commencement of the sub-account's operations, or on a year by year basis).

When considering "average" total return figures for periods longer than one year, it is important to note that the relevant sub-account's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Non-Standardized Returns

We may also calculate non-standardized returns which may or may not reflect any annual maintenance fee, and/or deferred sales charges, charges for premium taxes and/or any other taxes, or any charge for an optional rider or optional death benefit, and any non-recurring fees or charges. For periods prior to the date of this prospectus, calculations may be based on the assumption that the contracts described in this prospectus were issued when the underlying portfolios first became available to the variable annuity account. There may also be other "hypothetical" performance information which will include a more detailed description of the information and its calculation in the specific piece.

Standardized return calculations will always accompany any non-standardized returns shown.

Yields

Money Market Sub-Account

The "yield" (also called "current yield") of the Money Market Sub-Account is computed in accordance with a standard method prescribed by the SEC. The net change in the sub-account's unit value during a seven day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is "annualized" by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365 day period and is shown as a percentage of the investment. The "effective yield" of the Money Market Sub-Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (365/7)] -1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Money Market Portfolio are not included in the yield calculation. Current yield and effective yield do not reflect any deduction of charges for any applicable premium taxes and/or any other taxes, or any charge for an optional death benefit rider, or any charge for an optional rider, but do reflect a deduction for the annual maintenance fee, the mortality and expense fee and the administrative fee.

Other Sub-accounts

"Yield" of the other sub-accounts is computed in accordance with a different standard method prescribed by the SEC. The net investment income (investment income less expenses) per sub-account unit earned during a specified one month of 30 day period is divided by the sub-account unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30 day period for a year), according to the following formula, which assumes semi-annual compounding:

                         a-b   6
              YIELD = 2[(--- + 1) -1]
                         CD

Where a =  net investment income earned during the period by the portfolio attributable to the sub-account.
      b = expenses accrued for the period (net of reimbursements) c = the average daily number of sub-account units outstanding during the period that were entitled to receive dividends.
      d = the unit value of the sub-account units on the last day of the period.

The yield of each sub-account reflects the deduction of all recurring fees and charges applicable to the sub-account, such as the mortality and expense fee, the administrative fee, the annual maintenance fee but does not reflect any charge for applicable premium taxes and/or any other taxes, any charge for an optional death benefit rider, any charge for any other optional rider, or any non-recurring fees or charges.

The sub-accounts' yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the sub-account's performance in the future. Yield should also be considered relative to changes in sub-account unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a sub-account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The consolidated financial statements and supplementary schedules of Minnesota Life Insurance Company and subsidiaries and the financial statements of the Variable Annuity Account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing.




                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                                     PART C

                                OTHER INFORMATION

                            Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number        Caption in Other Information

    24.            Financial Statements and Exhibits

    25.            Directors and Officers of the Depositor

    26. Persons Controlled by or Under Common Control with the Depositor or Registrant

    27.            Number of Contract Owners

    28.            Indemnification

    29.            Principal Underwriters

    30.            Location of Accounts and Records

    31.            Management Services

    32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) Audited Financial Statements of Variable Annuity Account for the year ended December 31, 2014, are included in Part B of this filing and consist of the following:

     1.   Report of Independent Registered Public Accounting Firm.


     2. Statements of Assets and Liabilities, as of December 31, 2014 to be filed by subsequent amendment.

     3. Statements of Operations, year or period ended December 31, 2014 to be filed by subsequent amendment.

     4. Statements of Changes in Net Assets, years or periods ended December 31, 2014 and 2013 to be filed by subsequent amendment.

     5.   Notes to Financial Statements to be filed by subsequent amendment.


     Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:


     1. Report of Independent Registered Public Accounting Firm - Minnesota Life Insurance Company and Subsidiaries to be filed by subsequent amendment.

     2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2014 and 2013 to be filed by subsequent amendment.

     3. Consolidated Statements of Operations Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012 to be filed by subsequent amendment.

     4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the years ended
          December 31, 2014, 2013 and 2012 to be filed by subsequent amendment.

     5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012 to be filed by subsequent amendment.

     6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012 to be filed by subsequent amendment.

     7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2014 to be filed by subsequent amendment.

     8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012 to be filed by subsequent amendment.

     9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the years ended December 31, 2014, 2013 and 2012 to be filed by subsequent amendment.

     (b)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on February 28, 2005 as exhibit 24(c)(1) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Amended and Restated Distribution Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed on April 27, 2009, as exhibit 24(c)(3) to Registrant's Form N-4, File Number 2-97564, Post-Effective Amendment Number 28, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as exhibit 24(c)(3)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) Variable Contract Broker-Dealer Sales Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc. and Waddell & Reed, Inc. previously filed on April 21, 2006 as exhibit 24(c)(3)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 12, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as exhibit 24(c)(4)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as exhibit 24(c)(4)(b) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as exhibit 24(c)(4)(c) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as exhibit 24(c)(4)(d) to Variable Annuity Account's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as exhibit 24(c)(4)(e) to Variable Annuity Account's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as exhibit 24(c)(4)(f) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as exhibit 24(c)(4)(g) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as exhibit 24(c)(4)(h) to Variable Annuity Account's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as exhibit 24(c)(4)(i) to Variable Annuity Account's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as exhibit 24(c)(4)(j) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 24(c)(4)(k) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 24(c)(4)(l) to Variable Annuity Account's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131 previously filed on December 22, 2004 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 6, is hereby incorporated by reference.

               (p) The Guaranteed Lifetime Withdrawal Benefit Rider, form number 05-70134 previously filed on July 29, 2005 as exhibit 24(c)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 10 is hereby incorporated by reference.

               (q) The Guaranteed Lifetime Withdrawal Benefit II -- Single Rider, form 07-70149, previously filed on April 20, 2007 as exhibit 24(c)(4)(m) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (r) The Guaranteed Lifetime Withdrawal Benefit II -- Joint Rider, form 07-70150, previously filed on April 20, 2007 as exhibit 24(c)(4)(n) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (s) The Guaranteed Minimum Income Benefit Rider, Form 09-70165, previously filed on October 9, 2009 as exhibit 24(c)(4)(o) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.

               (t) The Encore Lifetime Income -- Single Rider, form 09-70158, previously filed on February 25, 2010 as exhibit 24(b)(4)(p) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (u) The Encore Lifetime Income -- Joint Rider, form 09-70159, previously filed on February 25, 2010 as exhibit 24(b)(4)(q) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (v) The Individual Retirement Annuity Endorsement Traditional and SEP Annuity, form 09-70161, previously filed on February 25, 2010 as exhibit 24(b)(4)(r) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (w) The Individual Retirement Annuity Endorsement SIMPLE Annuity, form 09 70163, previously filed on February 25, 2010 as exhibit 24(b)(4)(s) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (x) The Individual Retirement Annuity Endorsement Roth Annuity, form 09-70164, previously filed on February 25, 2010 as exhibit 24(b)(4)(t) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 11 and 161, is hereby incorporated by reference.

               (y) The Ovation Lifetime Income - Single Rider, form F. 11-70211, previously filed on July 13, 2011 as exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.

               (z) The Ovation Lifetime Income - Joint Rider, form F. 11-70212, previously filed on July 13, 2011 as exhibit 24(b)(4)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 27 and 178, is hereby incorporated by reference.


               (aa) The Ovation Lifetime Income II - Single Rider, form
                    F. 12-70227 previously filed on February 28, 2012 as exhibit 24(b)(4)(aa) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.



               (bb) The Ovation Lifetime Income II - Joint Rider, form
                    F. 12-70228 previously filed on February 28, 2012 as exhibit 24(b)(4)(bb) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers 29 and 183, is hereby incorporated by reference.


               (cc) Endorsement, form number 14-70265, previously filed on
                    February 26, 2015, as Exhibit 24(b)(4)(y) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment numbers 9 and 241, is hereby incorporated by reference.


          5. (a) The Variable Annuity Application, form 02-70068 Rev 5-2007, previously filed on April 27, 2009 as exhibit 24(c)(5)(a) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 19, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on February 28, 2005 as exhibit 24(c)(6)(a) to Variable Annuity Account's Form N-4, File Number 333-111067, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.

          7.   Not applicable.


          8.   (a)  Participation Agreement among Securian Funds Trust,
                    Advantus Capital Management, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.

             (a)(1) Shareholder Information Agreement among Securian Funds
                    Trust and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(1)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


               (b) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (i) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (ii) Amendment to Fund Participation Agreement between Janus
                         Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                   (iii) Amendment Dated December 1, 2002 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors, Inc. and Minnesota Life Insurance Company filed on February 27, 2003 as exhibit 27(h)(2)(iv) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

                    (iv) Amendment Dated March 1, 2004 to Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, filed on April 22, 2005 as Exhibit 26(h)(2)(v) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 14, is hereby incorporated by reference.

                    (v) Amendment dated May 1, 2005 to the Fund Participation Agreement between Janus Aspen Series, Janus Distributors LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(2)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment Number Two to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(d)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Amendment Number Seven to the Fund Participation
                         Agreement between Janus Aspen Series, Janus
                         Distributors LLC and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(b)(vii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (c) Amended and Restated Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(3) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.


               (d) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 8(d) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


               (e) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(l)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed on February 26, 2003 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) First Amendment to Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, previously filed on August 15, 2006 as Exhibit 26(i)(2)(b) to the Securian Life Variable Universal Life Account's Form N-6, File Number 333-132009, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(x)(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to the Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(7)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(k)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Oppenheimer Variable Accounts Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(g)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                   (vii) Amendment No. 7 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company effective August 1, 2010 filed April 25, 2011 as Exhibit 24(c)8(g)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 8 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed on September 7, 2011 as Exhibit 24(c)8(g)(viii) to Variable Annuity Account's Form N-4,
                         File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

                    (ix) Amendment No. 9 to Participation Agreement by and among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(5)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

             (h) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(y)(ii) to Minnesota Life Variable Universal Life Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as
                         Exhibit 26(h)(8)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Panorama Series Funds, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(l)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (vi) Amendment No. 6 to the Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(6)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (i) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on April 29, 2003 as exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed on April 29, 2003 as exhibit 24(c)(8)(z)(i) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to Participation Agreement among
                         Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(m)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                   (iii) Amendment No. 2 to Participation Agreement among Putnam
                         Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company. Previously filed on December 15, 2008 as exhibit 24(c)(8)(i)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 17, is hereby incorporated by reference.


                    (iv) Third Amendment to Supplement to Participation
                         Agreement among Putnam Variable Trust, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(i)(iv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (j) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 1 to the Participation Agreement dated
                         March 4, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                   (iii) Amendment No. 2 to the Participation Agreement dated
                         March 2, 2002, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(10)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 3 to Participation Agreement by and among
                         AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(n)(iv) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.


                    (v) Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective April 30, 2010 filed April 25, 2011 as Exhibit 24(c)8(j)(v) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (k) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(11) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Shareholder Services Agreement between Minnesota Life Insurance Company and American Century Investments, Inc., previously filed as Exhibit 26(h)(11)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Shareholder Services Agreement
                         between Minnesota Life Insurance Company and American Century Investment Services, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(k)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

               (l) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(13)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Letter dated December 7, 2005 amending Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (vi) Amendment No. 5 to Participation Agreement among MFS
                         Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(p)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                   (vii) Fee letter dated September 1, 2010 referencing the
                         Participation Agreement by and among the MFS Variable Insurance Trust, Minnesota Life Insurance and Massachusetts Financial Services Company filed April 25, 2011 as Exhibit 24(c)8(l)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                  (viii) Amendment No. 6 to Participation Agreement by and among
                         MFS Variable Insurance Trust, Minnesota Life Insurance Company and Massachusetts Financial Services Company effective September 1, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(l)(viii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                   (viv) Joinder to Participation Agreement among MFS Variable
                         Insurance Trust, Massachusetts Financial Services Company, and Minnesota Life Insurance Company, previously filed on September 7, 2011 as
                         Exhibit 24(c)8(l)(viv) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #28 and #182, is hereby incorporated by reference.

               (m) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(i) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                   (iii) Amendment No. 3 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(14)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 23, on April 26, 2005, is hereby incorporated by reference.

                    (iv) Amendment No. 4 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc., previously filed as Exhibit 26(h)(14)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (v) Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(q)(v) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (vi) Amendment No. 6 to Participation Agreement among
                         Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., and Minnesota Life Insurance Company, previously filed on October 4, 2007 as Exhibit 24(c)(8)(m)(vi) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.


                  (vii) Amendment to Participation Agreement by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company and Securian Financial Services, Inc. effective August 16, 2010 filed April 25, 2011 as
                         Exhibit 24(c)8(m)(vii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                  (viii) Amendment No.7 to Participation Agreement dated May 1,
                         2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(x) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (ix) Participation Agreement Addendum dated May 1, 2012
                         among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                    (x)  Amendment No. 8 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xii) to Minnesota Life Variable
                         Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                   (xi)  Amendment No. 10 to Participation Agreement dated
                         May 1, 2000 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Minnesota Life Insurance Company, and Securian Financial Services, Inc., previously filed as
                         Exhibit 26(h)(12)(xiii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (n) Waddell & Reed Target Funds, Inc. Participation Agreement, previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Universal Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

                    (i) Amendment Number One to the Target Funds Participation Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc., previously filed as Exhibit 26(h)(15)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-64395, Post-Effective Amendment Number 13, on April 21, 2006, is hereby incorporated by reference.

                    (ii) Second Amendment to the Target Funds Participation
                         Agreement among Minnesota Life Insurance Company, Waddell & Reed, Inc. and W&R Target Funds, Inc. previously filed as Exhibit 24(c)8(n)(ii) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 6 on February 27, 2009, is hereby incorporated by reference.


                   (iii) Third Amendment to Target Funds Participation Agreement
                         among Waddell & Reed, Inc., Ivy Funds Variable Insurance Portfolios, and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(n)(iii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (iv) Fourth Amendment to Ivy Funds Variable Insurance
                         Portfolios Participation Agreement (Excludes Products Sold Through W&R Distribution System) among Minnesota Life Insurance Company, Waddell & Reed, Inc., and Ivy Funds Variable Insurance Portfolios, previously filed as Exhibit 26(h)(13)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (o) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as Exhibit 24 (c)(z) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment Number one to the Agreement between Van Kampen Asset Management, Inc. and Minnesota Life Insurance Company filed on December 20, 2006 as exhibit 24(c)(s)(i) to Variable Annuity Account's Form N-4, File Number 333-136242, Pre-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Van Kampen Life Investment Trust, Van Kampen Funds, Inc. and Van Kampen Asset Management previously filed on April 27, 2010 as exhibit 26(h)(15)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (p) Shareholder Information Agreement between Advantus Series Fund, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(l)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17 is hereby incorporated by reference.

               (q) Rule 22c-2 Shareholder Information Agreement between Janus Capital Management, LLC, Janus Services LLC, Janus Distributors LLC, Janus Aspen Series and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(2)(viii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (r) Shareholder Information Agreement among Ivy Funds Distributor, Inc., Waddell & Reed, Inc. and Minnesota Life Insurance Company, filed on April 20, 2007 as Exhibit 26(h)(5)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 17, is hereby incorporated by reference.

               (s) Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(s) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (t) Shareholder Information Agreement between American Century Investment Services, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(t) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (u) Rule 22c-2 Agreement between Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(u) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (v) Rule 22c-2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(v) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (w) Shareholder Information Agreement Under Rule 22c-2 of the Investment Company Act of 1940 among OppenheimerFunds Services, OppenheimerFunds Distributor, Inc. and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(w) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (x) Rule 22c-2 Agreement among Putnam Fiduciary Trust Company, Putnam Retail Management Limited Partnership and Minnesota Life Insurance Company previously filed on September 6, 2007 as exhibit 24(c)(8)(x) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (y) Van Kampen Life Investment Trust Shareholder Information Agreement among Van Kampen Funds Inc., Van Kampen Life Investment Trust, and Minnesota Life Insurance Agreement previously filed on September 6, 2007 as exhibit 24(c)(8)(y) to Variable Annuity Account's Form N-4, File Number 333-140230, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (z) Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., and AllianceBernstein Investments, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. previously filed on April 27, 2010 as exhibit 26(h)(21)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.


                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Securian Financial Services, Inc., AllianceBernstein L.P., and AllianceBernstein Investments, Inc., previously filed as Exhibit 26(h)(21)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (aa) Fund Participation Agreement among Minnesota Life Insurance
                    Company, Financial Investors Variable Insurance Trust, Alps Advisers, Inc. and Alps Distributors, Inc. , previously filed on October 4, 2007 as Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to the Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. filed on February 25, 2010 as exhibit 24(b)(8)(aa)(i) to Variable Annuity Account's Form N-4, File Number 333-136242 Post-Effective Amendments 11 amd 161 is hereby incorporated by reference.

                    (ii) Amendment Number Two to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc. previously filed on April 27, 2010 as exhibit 26(h)(18)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

                   (iii) Amendment Number Three to Participation Agreement
                         among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as
                         Exhibit 26(h)(18)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                    (iv) Amendment Number Four to Participation Agreement among
                         Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

                    (v) Amendment Number Five to Participation Agreement among Minnesota Life Insurance Company, Financial Investors Variable Insurance Trust, ALPS Advisors, Inc. and ALPS Distributors, Inc., previously filed as Exhibit 26(h)(18)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on April 25, 2014, is hereby incorporated by reference.

               (bb) Participation Agreement among The Universal Institutional
                    Funds, Inc., Morgan Stanley Distribution, Inc., Morgan Stanley Investment Management Inc., and Minnesota Life Insurance Company , previously filed on October 4, 2007 as
                    Exhibit 24(c)(8)(z) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 3, is hereby incorporated by reference.

                    (i) Amendment Number One to Participation Agreement among Minnesota Life Insurance Company, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. previously filed on April 27, 2010 as exhibit 26(h)(17)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 30, is hereby incorporated by reference.

               (cc) Fund Participation Agreement among Neuberger Berman Advisers
                    Management Trust, Neuberger Berman Management Inc. and Minnesota Life Insurance Company, previously filed on October 9, 2009 as Exhibit 24(c)(8)(cc) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Number 8, is hereby incorporated by reference.


               (dd) Selling Agreement for Advisor Class Shares of PIMCO Variable
                    Insurance Trust between Allianz Global Investors Distributors LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(dd) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Selling Agreement between Minnesota Life Insurance Company and PIMCO Investment LLC, previously filed as Exhibit 26(h)(22)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ee) PIMCO Services Agreement for Advisor Class Shares of PIMCO
                    Variable Insurance Trust between Pacific Investment Management Company LLC and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ee) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i)  Amendment No. 1 to PIMCO Services Agreement for
                         Advisor Class Shares of PIMCO Variable Insurance Trust Effective May 1, 2013, previously filed as
                         Exhibit 26(h)(22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (ff) Participation Agreement among Minnesota Life Insurance
                    Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed April 25, 2011 as Exhibit 24(c)8(ff) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Termination, New Agreements and Amendments Relating to
                        Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(22)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 32, on April 27, 2012, is hereby incorporated by reference.


                  (ii) Amendment to Participation Agreement among Minnesota Life Insurance Company, PIMCO Variable Insurance Trust, and PIMCO Investment LLC, previously filed as Exhibit 26(h) (22)(v) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (gg) Participation Agreement by and between Goldman Sachs
                    Variable Insurance Trust, Goldman, Sachs & Co., and Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(gg) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


                    (i) Amendment to Participation Agreement between Goldman
                        Sachs Variable Insurance Trust and Minnesota Life Insurance Company previously filed as Exhibit 8(dd)(i) to Variable Annuity Account's Form N-4, File Number 811-4294, Post-Effective Amendment Number 193, on July 20, 2012, is hereby incorporated by reference.


                   (ii) Second Amendment to Participation Agreement among
                        Goldman Sachs Variable Insurance Trust, Goldman, Sachs& Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h) (23)(v) to Minnesota Life Variable Life Account's Form N-6, File
                        Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

                 (iii) Third Amendment to Participation Agreement among Goldman Sachs Variable Insurance Trust, Goldman Sachs
                        & Co., and Minnesota Life Insurance Company, previously filed as Exhibit 26(h)(23)(vi) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.


               (hh) Administrative Services Agreement between Goldman Sachs
                    Asset Management, L.P. and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(hh) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment to Administrative Services Agreement Between
                        Goldman Sachs Asset Management, L.P. and Minnesota Life Insurance Company, previously filed as
                        Exhibit 26(h) (22)(vii) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post Effective Amendment Number 34, on April 24, 2013, is hereby incorporated by reference.

               (ii) Services Agreement between Goldman, Sachs & Co. and
                    Minnesota Life Insurance Company filed April 25, 2011 as
                    Exhibit 24(c)8(ii) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (jj) Fund Participation and Service Agreement among Minnesota
                    Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series filed April 25, 2011 as Exhibit 24(c)8(jj) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Fund Participation and Service Agreement among Minnesota Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and American Funds Insurance Series, previously filed as Exhibit 26(h)(24)(iv) to Minnesota Life Variable Life Account's Form N-6, File Number 33-3233, Post-Effective Amendment Number 35 on
                         April 25, 2014, is hereby incorporated by reference.

               (kk) Business Agreement among Minnesota Life Insurance Company,
                    Securian Financial Services, Inc., America Funds Distributors, Inc. and Capital Research and Management Company filed April 25, 2011 as Exhibit 24(c)8(kk) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.

               (ll) American Funds Rule 22c-2 Agreement among American Funds
                    Service Company and Minnesota Life Insurance Company filed April 25, 2011 as Exhibit 24(c)8(ll) to Variable Annuity Account's Form N-4, File Number 333-91784, Post-Effective Amendment Numbers #26 and #171, is hereby incorporated by reference.


               (mm) Distribution and Shareholder Services Agreement dated
                    March 9, 2012 between Northern Lights Variable Trust and Minnesota Life Insurance Company, previously filed on April 27, 2012 as Exhibit 24(c)(8)(mm) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers 15 and 192, is hereby incorporated by reference.


               (nn) Fund Participation Agreement dated March 12, 2012 among
                    Northern Lights Variable Trust, Minnesota Life Insurance Company, Northern Lights Distributors, LLC and ValMark Advisers, Inc., previously filed on April 27, 2012 as
                    Exhibit 24(c)(8)(nn) to Variable Annuity Account's Form N-4, File Number 333-136242, Post-Effective Amendment Numbers
                    15 and 192, is hereby incorporated by reference.

                    (i) First Amendment to the Participation Agreement among Northern Lights Variable Trust, Northern Lights Distributors, LLC, Valmark Advisers, Inc., and Minnesota Life Insurance Company dated October 8, 2012, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(i) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

                    (ii) Second Amendment to the Participation Agreement among
                         Northern Lights Variable Trust, Northern Lights Distributors, LLC, ValMark Advisers, Inc., and Minnesota Life Insurance Company dated March 12, 2012 as authorized November 5, 2013, previously filed on April 25, 2014 as exhibit 24(c)(8)(kk)(ii) to Variable Annuity Account's Form N-4, File Number 333-182763, Post-Effective Amendment Numbers 5 and 226, is hereby incorporated by reference.

          9. Opinion and consent of Michael P. Boyle, Esq.


         10. Consent of KPMG LLP to be filed by subsequent amendment.


         11. Not applicable.

         12. Not applicable.


         13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.

Item 25.  Directors and Officers of the Minnesota Life Insurance Company


Name and Principal                           Position and Offices
Business Address                             with Minnesota Life
------------------                           -----------------------------------

Brian C. Anderson                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Eric J. Bentley                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael P. Boyle                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Mary K. Brainerd                             Director
HealthPartners
8170 33rd Avenue South
Bloomington, MN  55425


John W. Castro                               Director
898 Glouchester St.
Boca Raton, FL 33487

Gary R. Christensen                          Director, Attorney-in-Fact,
Minnesota Life Insurance Company             Senior Vice President,
400 Robert Street North                      General Counsel and Secretary
St. Paul, MN  55101

Susan L. Ebertz                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Robert J. Ehren                              Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Julio A. Fesser                              Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN 55101

Craig J. Frisvold                            Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Sara H. Gavin                                Director
Weber Shandwick Minneapolis
8000 Norman Center Drive
Suite 400
Bloomington, MN  55437

Eric B. Goodman                              Director
101 North 7th St
Suite 202
Louisville, KY 40202

John F. Grundhofer                           Director
U.S. Bancorp
800 Nicollet Mall
Suite 2870
Minneapolis, MN  55402

Christopher M. Hilger                        President, CEO and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

John H. Hooley                               Director
4623 McDonald Drive Overlook
Stillwater, MN  55082

Daniel H. Kruse                              Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

David J. LePlavy                             Senior Vice President, Treasurer
Minnesota Life Insurance Company             and Controller
400 Robert Street North
St. Paul, MN  55101

Jean Delaney Nelson                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Maria H. O'Phelan                            Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Kathleen L. Pinkett                          Senior Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Trudy A. Rautio                              Director
Carlson
701 Carlson Parkway
Minnetonka, MN  55305-8215

Robert L. Senkler                            Chairman and Director
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Bruce P. Shay                                Director and
Minnesota Life Insurance Company             Executive Vice President
400 Robert Street North
St. Paul, MN  55101

Nancy R. Swanson                             Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101


Loyall E. Wilson                             Second Vice President
Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101

Warren J. Zaccaro                            Director, Executive Vice President
Minnesota Life Insurance Company             and Chief Financial Officer
400 Robert Street North
St. Paul, MN  55101

ITEM 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         .  Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         .  Securian Financial Group, Inc. (Delaware)
         .  Capitol City Property Management, Inc.
         .  Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         .  Minnesota Life Insurance Company
         .  Securian Financial Network, Inc.
         .  Securian Ventures, Inc.
         .  Advantus Capital Management, Inc.
         .  Securian Financial Services, Inc.
         .  Securian Casualty Company


         .  Capital Financial Group, Inc. (Maryland)
         .  H. Beck, Inc. (Maryland)


         .  Ochs, Inc.

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         .  Personal Finance Company LLC (Delaware)
         .  Enterprise Holding Corporation
         .  Allied Solutions, LLC (Indiana)
         .  Securian Life Insurance Company
         .  American Modern Life Insurance Company


         .  Marketview Properties, LLC
         .  Marketview Properties II, LLC
         .  Marketview Properties IV, LLC

         .  Marketview Properties III, LLC (MN)
         .  Securian AAM Holdings, LLC

Majority-owned subsidiary of Securian AAM Holdings, LLC:

         .  Asset Allocation & Management Company, L.L.C.


Wholly-owned subsidiaries of Enterprise Holding Corporation:


         .  Oakleaf Service Corporation
         .  Vivid Print Solutions, Inc.
         .  MIMLIC Funding, Inc.
         .  MCM Funding 1997-1, Inc.
         .  MCM Funding 1998-1, Inc.




Wholly-owned subsidiary of American Modern Life Insurance Company:

         .  Southern Pioneer Life Insurance Company

Open-end registered investment company offering shares to separate accounts of Minnesota Life Insurance Company and Securian Life Insurance Company:

         .  Securian Funds Trust

Majority-owned subsidiary of Securian Financial Group, Inc.:

         .  Securian Trust Company, N.A.

Fifty percent-owned subsidiary of Enterprise Holding Corporation:

         .  CRI Securities, LLC

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of February 2, 2015, the number of holders of securities of this class were as follows:


       Title of Class               Number of Record Holders
       --------------               ------------------------
Variable Annuity Contracts --                13,207
    MultiOption Advisor


ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:
               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account

               Minnesota Life Individual Variable Universal Life Account

               Minnesota Life Variable Universal Life Account
               Securian Life Variable Universal Life Account

          (b)  Directors and Officers of Securian Financial Services, Inc.:



                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, MN 55101

Gary R. Christensen                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Warren J. Zaccaro                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, MN 55101

Loyall E. Wilson                                   Senior Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, MN 55101

Peter G. Berlute                                   Vice President-Business
Securian Financial Services, Inc.                  Operations and Treasurer
400 Robert Street North
St. Paul, MN 55101

Suzanne M. Chochrek                                Vice President-
Securian Financial Services, Inc.                  Business and Market
400 Robert Street North                            Development
St. Paul, MN 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.        $43,100,936           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Minnesota Life Insurance Company.

                                    SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant Variable Annuity Account, certifies that it has caused this RegistrationStatement to be signed on its behalf in the City of St. Paul and the State of Minnesota on the 26th day of February, 2015.




                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By           /s/ Christopher M. Hilger
                                       -----------------------------------------
                                                    Christopher M. Hilger
                                          President and Chief Executive Officer



As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, Minnesota Life Insurance Company, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Saint Paul, and the State of Minnesota, on the 26th day of February, 2015.




                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By          /s/ Christopher M. Hilger
                                       -----------------------------------------
                                                    Christopher M. Hilger
                                          President and Chief Executive Officer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                                 Date
              ---------                        -----                                                 ----
/s/ Christopher M. Hilger                      President and Chief Executive                     February 26, 2015
---------------------------------------        Officer
Christopher M. Hilger

*
---------------------------------------        Chairman of the Board
Robert L. Senkler

*                                              Director
---------------------------------------
Mary K. Brainerd


*                                              Director
---------------------------------------
John W. Castro


*                                              Director
---------------------------------------
Gary R. Christensen


*                                              Director
---------------------------------------
Sara H. Gavin


*                                              Director
---------------------------------------
Enc B. Goodman


*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Trudy A. Rautio


*                                              Director
---------------------------------------
Bruce P. Shay


*                                              Director
---------------------------------------
Warren J. Zaccaro


/s/ Warren J. Zaccaro                          Executive Vice President                          February 26, 2015
---------------------------------------        and Chief Financial Officer
Warren J. Zaccaro                              (chief financial officer)


/s/ Warren J. Zaccaro                          Executive Vice President and                      February 26, 2015
---------------------------------------        Chief Financial Officer
Warren J. Zaccaro                              (chief accounting officer)

/s/ David J. LePlavy                           Senior Vice President, Treasurer                  February 26, 2015
---------------------------------------        and Controller (treasurer)
David J. LePlavy

/s/ Gary R. Christensen                        Director, Attorney-in-Fact,                       February 26, 2015
---------------------------------------        Senior Vice President,
Gary R. Christensen                            General Counsel and Secretary



* Pursuant to power of attorney dated February 9, 2015, a copy of which is filed herewith.

                                      EXHIBIT INDEX


Exhibit Number    Description of Exhibit
--------------    ----------------------

9.                Opinion and consent of Michael P. Boyle, Esq.


13. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.